UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2015

Date of reporting period:	3/31/2015

Item 1	–	Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL BALANCED FUND

(formerly known as Prudential Asset Allocation Fund)

SEMIANNUAL REPORT • MARCH 31, 2015

Objective

Income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company. Quantitative Management Associates, LLC (QMA) is a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

Prudential Asset Allocation Fund

Supplement dated April 22, 2015,

to the Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

At a recent meeting, the Board of Directors of the Prudential Asset Allocation Fund approved the following changes:

1.	Changing the name of the Fund from Prudential Asset Allocation Fund to Prudential Balanced Fund.

2.	Changing the Fund’s dividend distribution schedule from annual to quarterly.

The name change for the Fund will not result in any changes to the Fund’s current investment policies, investment strategies, investment objective or benchmark.

The new name for the Fund will be effective on or about May 22, 2015. The change in the Fund’s dividend distribution schedule will also be effective on or about May 22, 2015.

LR761

May 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Balanced Fund, which recently changed its name from the Prudential Asset Allocation Fund, informative and useful. Although the Fund’s name has changed, the Fund’s investment strategies, policies, and objectives have not changed. The report covers performance for the six-month period that ended March 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Balanced Fund

Prudential Balanced Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charge) as of 3/31/15
	Six Months	One Year	Five Years	Ten Years
Class A	4.83%	9.07%	64.65%	82.96%
Class B	4.48	8.30	58.97	70.45
Class C	4.48	8.30	58.97	70.45
Class R	4.69	8.86	62.92	78.61
Class Z	4.98	9.41	67.21	88.40
Customized Blend Index	5.20	9.10	62.72	96.65
Barclays US Aggregate Bond Index	3.43	5.72	24.10	61.74
S&P 500 Index	5.92	12.71	96.40	115.97
Lipper Mixed-Asset Target Allocation Growth Funds Average	4.21	6.75	56.48	84.43

Average Annual Total Returns (With Sales Charge) as of 3/31/15
		One Year	Five Years	Ten Years
Class A		3.08%	9.24%	5.63%
Class B		3.40	9.58	5.48
Class C		7.32	9.71	5.48
Class R		8.86	10.25	5.97
Class Z		9.41	10.83	6.54
Customized Blend Index		9.10	10.23	7.00
Barclays US Aggregate Bond Index		5.72	4.41	4.93
S&P 500 Index		12.71	14.45	8.00
Lipper Mixed-Asset Target Allocation Growth Funds Average		6.75	9.33	6.26

Source: Prudential Investments LLC and Lipper Inc.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Customized Blend Index

The Customized Blend Index is made up of the S&P 500 Index (50%), the Barclays US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the Morgan Stanley Capital International Europe, Australasia and Far East Net Dividend (MSCI EAFE ND) Index (5%). The Net Dividend (ND) version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends. Each component of the customized blend is an unmanaged index generally considered to represent the performance of its asset class. The Customized Blend Index is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each class under the Fund’s investment strategies.

Barclays US Aggregate Bond Index

The Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US Government and its agencies and by corporations with between one and 10 years remaining to maturity on the securities. It gives a broad look at how US investment grade bonds have performed.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large US public companies. It gives a broad look at how US stock prices have performed.

Prudential Balanced Fund	3

Your Fund’s Performance (continued)

Lipper Mixed-Asset Target Allocation Growth Funds Average

The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category for the periods noted. Funds in the Lipper Average are funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Equity Holdings expressed as a percentage of net assets as of 3/31/15
Apple, Inc., Technology Hardware, Storage & Peripherals	2.2%
Microsoft Corp., Software	1.2
JPMorgan Chase & Co., Banks	1.0
Berkshire Hathaway, Inc., Diversified Financial Services	0.9
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	0.9

Holdings reflect only long-term equity investments and are subject to change.

Five Largest Equity Industries expressed as a percentage of net assets as of 3/31/15
Oil, Gas & Consumable Fuels	4.3%
Banks	4.0
Pharmaceuticals	3.8
Technology Hardware, Storage & Peripherals	2.8
Software	2.4

Industry weightings reflect only long-term equity investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2014, at the beginning of the period, and held through the six-month period ended March 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Balanced Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Balanced Fund		Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,048.30	1.26%	$6.43
	Hypothetical	$1,000.00	$1,018.65	1.26%	$6.34

Class B	Actual	$1,000.00	$1,044.80	1.96%	$9.99
	Hypothetical	$1,000.00	$1,015.16	1.96%	$9.85

Class C	Actual	$1,000.00	$1,044.80	1.96%	$9.99
	Hypothetical	$1,000.00	$1,015.16	1.96%	$9.85

Class R	Actual	$1,000.00	$1,046.90	1.46%	$7.45
	Hypothetical	$1,000.00	$1,017.65	1.46%	$7.34

Class Z	Actual	$1,000.00	$1,049.80	0.96%	$4.91
	Hypothetical	$1,000.00	$1,020.14	0.96%	$4.84

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2015, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended March 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.28%	1.26%
B	1.98	1.96
C	1.98	1.96
R	1.73	1.46
Z	0.98	0.96

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Balanced Fund	7

Portfolio of Investments

as of March 31, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 96.1%

COMMON STOCKS 61.8%

Aerospace & Defense 1.5%
Airbus Group NV (France)	943	$61,305
BAE Systems PLC (United Kingdom)	5,063	39,236
Cobham PLC (United Kingdom)	1,771	7,978
Curtiss-Wright Corp.	1,500	110,910
Ducommun, Inc.*	800	20,720
Finmeccanica SpA (Italy)*	718	8,529
General Dynamics Corp.	11,900	1,615,187
HEICO Corp.(a)	2,775	169,469
Huntington Ingalls Industries, Inc.	5,100	714,765
Lockheed Martin Corp.	4,900	994,504
Meggitt PLC (United Kingdom)	1,292	10,502
Northrop Grumman Corp.	6,700	1,078,432
Rolls-Royce Holdings PLC (United Kingdom)	3,026	42,678
Safran SA (France)	469	32,770
Singapore Technologies Engineering Ltd. (Singapore)	2,400	6,086
Teledyne Technologies, Inc.*	1,430	152,624
Thales SA (France)	146	8,100
United Technologies Corp.	10,300	1,207,160
Zodiac Aerospace (France)	289	9,562

		6,290,517

Air Freight & Logistics 0.8%
Bollore SA (France)	1,391	7,412
Deutsche Post AG (Germany)	1,552	48,352
FedEx Corp.	11,100	1,836,495
Park-Ohio Holdings Corp.	400	21,068
Royal Mail PLC (United Kingdom)	1,039	6,739
TNT Express NV (Netherlands)	661	4,199
Toll Holdings Ltd. (Australia)	1,069	7,192
United Parcel Service, Inc. (Class B Stock)	12,900	1,250,526
Yamato Holdings Co. Ltd. (Japan)	600	13,829

		3,195,812

Airlines 0.6%
Allegiant Travel Co.	810	155,755
ANA Holdings, Inc. (Japan)	1,800	4,819
Cathay Pacific Airways Ltd. (Hong Kong)	2,000	4,628
Deutsche Lufthansa AG (Germany)	366	5,125
easyJet PLC (United Kingdom)	246	6,846

See Notes to Financial Statements.

Prudential Balanced Fund	9

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Airlines (cont’d.)
International Consolidated Airlines Group SA (United Kingdom)*	1,587	$14,219
Japan Airlines Co. Ltd. (Japan)	100	3,111
Qantas Airways Ltd. (Australia)*	1,762	4,179
Republic Airways Holdings, Inc.*	5,000	68,750
Singapore Airlines Ltd. (Singapore)	1,000	8,707
Southwest Airlines Co.	38,600	1,709,980
United Continental Holdings, Inc.*	8,900	598,525

		2,584,644

Auto Components 0.5%
Aisin Seiki Co. Ltd. (Japan)	350	12,689
Bridgestone Corp. (Japan)	1,000	40,040
Cie Generale des Etablissements Michelin (France)	299	29,734
Continental AG (Germany)	176	41,447
Cooper-Standard Holding, Inc.*	200	11,840
Dana Holding Corp.(a)	6,700	141,772
Denso Corp. (Japan)	750	34,189
GKN PLC (United Kingdom)	2,552	13,537
Johnson Controls, Inc.	29,000	1,462,760
Koito Manufacturing Co. Ltd. (Japan)	200	6,014
NGK Spark Plug Co. Ltd. (Japan)	300	8,053
NHK Spring Co. Ltd. (Japan)	300	3,121
NOK Corp. (Japan)	200	6,014
Nokian Renkaat OYJ (Finland)	171	5,096
Pirelli & C. SpA (Italy)	382	6,323
Stanley Electric Co. Ltd. (Japan)	300	6,772
Sumitomo Electric Industries Ltd. (Japan)	1,200	15,730
Sumitomo Rubber Industries Ltd. (Japan)	300	5,530
Tenneco, Inc.*	2,700	155,034
Toyoda Gosei Co. Ltd. (Japan)	100	2,232
Toyota Industries Corp. (Japan)	300	17,159
Valeo SA (France)	127	18,943

		2,044,029

Automobiles 0.4%
Bayerische Motoren Werke AG (Germany)	531	66,128
Daihatsu Motor Co. Ltd. (Japan)	300	4,589
Daimler AG (Germany)	1,544	148,277
Fiat Chrysler Automobiles NV (United Kingdom)*	1,443	23,426
Fuji Heavy Industries Ltd. (Japan)	900	29,877

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Automobiles (cont’d.)
Honda Motor Co. Ltd. (Japan)	2,600	$84,872
Isuzu Motors Ltd. (Japan)	950	12,604
Mazda Motor Corp. (Japan)	860	17,425
Mitsubishi Motors Corp. (Japan)	1,170	10,550
Nissan Motor Co. Ltd. (Japan)	4,000	40,682
Peugeot SA (France)*	609	10,180
Renault SA (France)	308	27,975
Suzuki Motor Corp. (Japan)	600	18,020
Thor Industries, Inc.	14,000	884,940
Toyota Motor Corp. (Japan)	4,400	307,136
Volkswagen AG (Germany)	46	11,828
Yamaha Motor Co. Ltd. (Japan)	500	12,045

		1,710,554

Banks 4.0%
Aozora Bank Ltd. (Japan)	2,100	7,444
Australia & New Zealand Banking Group Ltd. (Australia)	4,422	123,021
Banca Monte dei Paschi di Siena SpA (Italy)*	6,766	4,490
BancFirst Corp.	600	36,588
Banco Bilbao Vizcaya Argentaria SA (Spain)	10,009	101,086
Banco Comercial Portugues SA (Portugal)*	56,314	5,790
Banco de Sabadell SA (Spain)	5,305	12,962
Banco Espirito Santo SA (Portugal)*	4,022	—
Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	600	19,674
Banco Popolare SC (Italy)*	563	8,764
Banco Popular Espanol SA (Spain)	2,775	13,573
Banco Santander SA (Spain)	22,500	168,668
Bank Hapoalim BM (Israel)	1,878	9,030
Bank Leumi Le-Israel BM (Israel)*	2,063	7,650
Bank of America Corp.	184,300	2,836,377
Bank of East Asia Ltd. (The) (Hong Kong)	2,000	7,967
Bank of Ireland (Ireland)*	42,795	16,328
Bank of Kyoto Ltd. (The) (Japan)	700	7,337
Bank of Queensland Ltd. (Australia)	590	6,182
Bank of Yokohama Ltd. (The) (Japan)	1,900	11,128
Bankia SA (Spain)*	7,167	9,988
Bankinter SA (Spain)	1,043	7,952
Barclays PLC (United Kingdom)	26,342	95,082
BBCN Bancorp, Inc.	5,600	81,032
Bendigo & Adelaide Bank Ltd. (Australia)	737	7,023

See Notes to Financial Statements.

Prudential Balanced Fund	11

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
Berkshire Hills Bancorp, Inc.	900	$24,930
BNP Paribas SA (France)	1,699	103,377
BOC Hong Kong Holdings Ltd. (Hong Kong)	6,000	21,399
CaixaBank SA (Spain)	3,858	18,296
Camden National Corp.	500	19,920
Chemical Financial Corp.	1,400	43,904
Chiba Bank Ltd. (The) (Japan)	1,200	8,795
Chugoku Bank Ltd. (The) (Japan)	300	4,480
Citigroup, Inc.	29,870	1,538,902
Commerzbank AG (Germany)*	1,616	22,206
Commonwealth Bank of Australia (Australia)	2,601	184,490
Community Trust Bancorp, Inc.	720	23,875
Credit Agricole SA (France)	1,653	24,291
Customers Bancorp, Inc.*	860	20,950
Danske Bank A/S (Denmark)	1,052	27,734
DBS Group Holdings Ltd. (Singapore)	2,842	42,141
DNB ASA (Norway)	1,568	25,166
Enterprise Financial Services Corp.	1,100	22,726
Erste Group Bank AG (Austria)	435	10,694
Financial Institutions, Inc.	1,600	36,688
First Bancorp	1,000	17,560
First BanCorp (Puerto Rico)*	11,800	73,160
First Community Bancshares, Inc.	1,700	29,801
First Financial Corp.	700	25,123
First Interstate BancSystem, Inc. (Class A Stock)	2,500	69,550
First Merchants Corp.	2,600	61,204
First NBC Bank Holding Co.*	1,600	52,768
Fukuoka Financial Group, Inc. (Japan)	1,300	6,685
Great Southern Bancorp, Inc.	700	27,573
Great Western Bancorp, Inc.	3,000	66,030
Gunma Bank Ltd. (The) (Japan)	600	4,053
Hachijuni Bank Ltd. (The) (Japan)	800	5,641
Hang Seng Bank Ltd. (Hong Kong)	1,300	23,528
Hanmi Financial Corp.	2,500	52,875
Hilltop Holdings, Inc.*	6,500	126,360
Hiroshima Bank Ltd. (The) (Japan)	800	4,311
Hokuhoku Financial Group, Inc. (Japan)	1,900	4,235
Horizon Bancorp	750	17,542
HSBC Holdings PLC (United Kingdom)	30,934	263,601
ING Groep NV-CVA (Netherlands)*	6,188	90,641

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
International Bancshares Corp.	1,700	$44,251
Intesa Sanpaolo SpA (Italy)	20,268	68,789
Intesa Sanpaolo SpA - RSP (Italy)	1,491	4,631
Investors Bancorp, Inc.	3,100	36,332
Iyo Bank Ltd. (The) (Japan)	400	4,744
Joyo Bank Ltd. (The) (Japan)	1,200	6,167
JPMorgan Chase & Co.	68,530	4,151,547
KBC Groep NV (Belgium)*	415	25,648
KeyCorp	91,500	1,295,640
Lloyds Banking Group PLC (United Kingdom)*	91,589	106,164
MainSource Financial Group, Inc.	2,800	54,992
MidWestOne Financial Group, Inc.	400	11,532
Mitsubishi UFJ Financial Group, Inc. (Japan)	20,500	126,965
Mizrahi Tefahot Bank Ltd. (Israel)*	203	2,060
Mizuho Financial Group, Inc. (Japan)	37,060	65,132
National Australia Bank Ltd. (Australia)	3,795	111,096
Natixis SA (France)	1,500	11,236
Nordea Bank AB (Sweden)	4,872	59,343
Old National Bancorp	4,600	65,274
Oversea-Chinese Banking Corp. Ltd. (Singapore)	4,836	37,239
Pacific Premier Bancorp, Inc.*	700	11,333
Popular, Inc. (Puerto Rico)*	7,300	251,047
Preferred Bank	800	21,976
Prosperity Bancshares, Inc.	1,000	52,480
Raiffeisen Bank International AG (Austria)	186	2,585
Regions Financial Corp.	132,100	1,248,345
Resona Holdings, Inc. (Japan)	3,500	17,370
Royal Bank of Scotland Group PLC (United Kingdom)*	4,056	20,490
S&T Bancorp, Inc.	1,700	48,246
ServisFirst Bancshares, Inc.	700	23,093
Seven Bank Ltd. (Japan)	900	4,438
Shinsei Bank Ltd. (Japan)	2,600	5,170
Shizuoka Bank Ltd. (The) (Japan)	900	8,976
Simmons First National Corp. (Class A Stock)	200	9,094
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,437	28,444
Societe Generale SA (France)	1,162	56,103
Standard Chartered PLC (United Kingdom)	3,962	64,171
Stock Yards Bancorp, Inc.	500	17,215
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,067	79,176
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	5,580	23,180

See Notes to Financial Statements.

Prudential Balanced Fund	13

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
Suruga Bank Ltd. (Japan)	300	$6,230
Svenska Handelsbanken AB (Sweden) (Class A Stock)	801	36,074
Swedbank AB (Sweden) (Class A Stock)	1,453	34,689
UniCredit SpA (Italy)	7,054	47,835
Unione di Banche Italiane SCpA (Italy)	1,374	10,716
United Overseas Bank Ltd. (Singapore)	2,052	34,396
Univest Corp. of Pennsylvania	1,000	19,790
Wells Fargo & Co.	15,641	850,870
WesBanco, Inc.	400	13,032
West Bancorporation, Inc.	800	15,912
Western Alliance Bancorp*	800	23,712
Westpac Banking Corp. (Australia)	4,973	148,648
Wilshire Bancorp, Inc.	8,200	81,754
Yadkin Financial Corp.*	1,100	22,330
Yamaguchi Financial Group, Inc. (Japan)	400	4,597

		16,484,640

Beverages 1.3%
Anheuser-Busch InBev NV (Belgium)	1,290	157,593
Asahi Group Holdings Ltd. (Japan)	650	20,611
Carlsberg A/S (Denmark) (Class B Stock)	184	15,172
Coca-Cola Amatil Ltd. (Australia)	891	7,295
Coca-Cola HBC AG (Switzerland)	308	5,540
Diageo PLC (United Kingdom)	4,030	111,366
Heineken Holding NV (Netherlands)	162	11,148
Heineken NV (Netherlands)	370	28,241
Kirin Holdings Co. Ltd. (Japan)	1,300	17,051
Monster Beverage Corp.*	13,300	1,840,653
National Beverage Corp.*	1,400	34,174
PepsiCo, Inc.	29,200	2,792,104
Pernod-Ricard SA (France)	341	40,320
Remy Cointreau SA (France)	40	2,946
SABMiller PLC (United Kingdom)	1,551	81,244
Treasury Wine Estates Ltd. (Australia)	1,004	3,901

		5,169,359

Biotechnology 2.3%
Acorda Therapeutics, Inc.*	2,900	96,512
Actelion Ltd. (Switzerland)	172	19,837
Alexion Pharmaceuticals, Inc.*	7,300	1,265,090

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Amgen, Inc.	9,000	$1,438,650
Anacor Pharmaceuticals, Inc.*	400	23,140
Ardelyx, Inc.*	600	7,854
Biogen, Inc.*	6,300	2,660,112
BioSpecifics Technologies Corp.*	200	7,830
Celgene Corp.*	8,800	1,014,464
CSL Ltd. (Australia)	761	53,241
Dyax Corp.*	11,000	184,305
Epizyme, Inc.*	2,300	43,194
Five Prime Therapeutics, Inc.*	2,200	50,270
Genomic Health, Inc.*	1,400	42,770
Gilead Sciences, Inc.*	16,400	1,609,332
Grifols SA (Spain)	239	10,241
Halozyme Therapeutics, Inc.*	5,700	81,396
Hyperion Therapeutics, Inc.*	3,300	151,470
Infinity Pharmaceuticals, Inc.*	3,400	47,532
Ligand Pharmaceuticals, Inc.*(a)	1,700	131,087
MiMedx Group, Inc.*(a)	6,300	65,520
Portola Pharmaceuticals, Inc.*	1,200	45,552
Prothena Corp. PLC (Ireland)*	4,900	186,886
Regulus Therapeutics, Inc.*(a)	2,900	49,126
Repligen Corp.*	1,400	42,504
Threshold Pharmaceuticals, Inc.*	2,900	11,774

		9,339,689

Building Products 0.3%
A.O. Smith Corp.	10,300	676,298
AAON, Inc.	1,075	26,370
American Woodmark Corp.*	1,500	82,095
Asahi Glass Co. Ltd. (Japan)	1,600	10,480
Assa Abloy AB (Sweden) (Class B Stock)	536	31,927
Cie de Saint-Gobain (France)	729	32,008
Continental Building Products, Inc.*	2,200	49,698
Daikin Industries Ltd. (Japan)	350	23,399
Geberit AG (Switzerland)	63	23,576
LIXIL Group Corp. (Japan)	500	11,833
Patrick Industries, Inc.*	1,200	74,724
TOTO Ltd. (Japan)	500	7,424
Trex Co., Inc.*	700	38,171

See Notes to Financial Statements.

Prudential Balanced Fund	15

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Building Products (cont’d.)
Universal Forest Products, Inc.	1,800	$99,864

		1,187,867

Capital Markets 1.3%
3i Group PLC (United Kingdom)	1,559	11,139
Aberdeen Asset Management PLC (United Kingdom)	1,537	10,457
Bank of New York Mellon Corp. (The)	37,800	1,521,072
BGC Partners, Inc. (Class A Stock)	13,700	129,465
Credit Suisse Group AG (Switzerland)	2,449	65,888
Daiwa Securities Group, Inc. (Japan)	2,800	22,041
Deutsche Bank AG (Germany)	2,212	76,663
Franklin Resources, Inc.	18,800	964,816
GAMCO Investors, Inc. (Class A Stock)	800	62,808
Goldman Sachs Group, Inc. (The)	10,815	2,032,896
Hargreaves Lansdown PLC (United Kingdom)	369	6,294
ICAP PLC (United Kingdom)	890	6,941
Investec PLC (South Africa)	878	7,282
Julius Baer Group Ltd. (Switzerland)	348	17,394
Macquarie Group Ltd. (Australia)	460	26,738
Mediobanca SpA (Italy)	964	9,223
Nomura Holdings, Inc. (Japan)	5,800	34,067
Partners Group Holding AG (Switzerland)	31	9,242
Piper Jaffray Cos.*	2,300	120,658
Platinum Asset Management Ltd. (Australia)	372	2,210
SBI Holdings, Inc. (Japan)	340	4,116
Schroders PLC (United Kingdom)	199	9,427
UBS Group AG (Switzerland)	5,858	109,844
Westwood Holdings Group, Inc.	700	42,210

		5,302,891

Chemicals 1.3%
A. Schulman, Inc.	200	9,640
Air Liquide SA (France)	553	71,193
Air Water, Inc. (Japan)	300	5,357
Akzo Nobel NV (Netherlands)	389	29,412
Arkema SA (France)	113	8,949
Asahi Kasei Corp. (Japan)	2,100	20,054
Axiall Corp.	800	37,552
BASF SE (Germany)	1,473	145,820
Cabot Corp.	9,000	405,000

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Chemicals (cont’d.)
Celanese Corp. Series A	17,200	$960,792
Croda International PLC (United Kingdom)	210	8,517
Daicel Corp. (Japan)	500	5,960
EMS-Chemie Holding AG (Switzerland)	13	5,286
Ferro Corp.*	1,400	17,570
FutureFuel Corp.	3,400	34,918
Givaudan SA (Switzerland)	15	27,100
Hitachi Chemical Co. Ltd. (Japan)	200	4,271
Incitec Pivot Ltd. (Australia)	2,715	8,386
Israel Chemicals Ltd. (Israel)	712	5,057
Israel Corp. Ltd. (The) (Israel)	4	1,393
Johnson Matthey PLC (United Kingdom)	319	15,983
JSR Corp. (Japan)	300	5,195
K+S AG (Germany)	267	8,699
Kaneka Corp. (Japan)	500	3,515
Kansai Paint Co. Ltd. (Japan)	400	7,280
Koninklijke DSM NV (Netherlands)	268	14,937
Kraton Performance Polymers, Inc.*	1,000	20,210
Kronos Worldwide, Inc.	1,600	20,240
Kuraray Co. Ltd. (Japan)	600	8,124
LANXESS AG (Germany)	142	7,552
Linde AG (Germany)	298	60,598
LyondellBasell Industries NV (Netherlands) (Class A Stock)	19,100	1,676,980
Mitsubishi Chemical Holdings Corp. (Japan)	2,400	13,932
Mitsubishi Gas Chemical Co., Inc. (Japan)	600	2,953
Mitsui Chemicals, Inc. (Japan)	1,300	4,169
Nitto Denko Corp. (Japan)	300	20,032
Novozymes A/S (Denmark)	403	18,397
OCI NV (Netherlands)*	131	4,054
Orica Ltd. (Australia)	563	8,549
Sherwin-Williams Co. (The)	5,200	1,479,400
Shin-Etsu Chemical Co. Ltd. (Japan)	700	45,702
Sika AG (Switzerland)	3	10,741
Solvay SA (Belgium)	92	13,299
Stepan Co.	2,140	89,152
Sumitomo Chemical Co. Ltd. (Japan)	2,600	13,344
Symrise AG (Germany)	191	12,043
Syngenta AG (Switzerland)	149	50,620
Taiyo Nippon Sanso Corp. (Japan)	300	4,082
Teijin Ltd. (Japan)	1,500	5,089

See Notes to Financial Statements.

Prudential Balanced Fund	17

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Chemicals (cont’d.)
Toray Industries, Inc. (Japan)	2,400	$20,088
Trecora Resources*	1,900	23,180
Tredegar Corp.	1,600	32,176
Umicore SA (Belgium)	168	7,017
Yara International ASA (Norway)	282	14,318

		5,553,877

Commercial Services & Supplies 0.2%
Aggreko PLC (United Kingdom)	398	9,003
Babcock International Group PLC (United Kingdom)	389	5,675
Brambles Ltd. (Australia)	2,609	22,816
Dai Nippon Printing Co. Ltd. (Japan)	900	8,742
Deluxe Corp.	2,700	187,056
Edenred (France)	320	7,984
G4S PLC (United Kingdom)	2,414	10,582
ISS A/S (Denmark)*	194	6,115
MSA Safety, Inc.	1,400	69,832
Performant Financial Corp.*	2,200	7,480
Quad/Graphics, Inc.	1,500	34,470
Secom Co. Ltd. (Japan)	300	20,010
Securitas AB (Sweden) (Class B Stock)	486	6,977
Societe BIC SA (France)	45	6,411
Steelcase, Inc. (Class A Stock)	6,900	130,686
Toppan Printing Co. Ltd. (Japan)	900	6,923
UniFirst Corp.	1,000	117,690
West Corp.	3,100	104,563

		763,015

Communications Equipment 1.2%
Alcatel-Lucent (France)*	4,676	17,579
Cisco Systems, Inc.	98,966	2,724,039
F5 Networks, Inc.*	1,500	172,410
Harris Corp.(a)	4,500	354,420
Nokia OYJ (Finland)	6,007	45,802
Plantronics, Inc.	2,800	148,260
Polycom, Inc.*	10,100	135,340
QUALCOMM, Inc.	18,600	1,289,724
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	4,882	61,293

		4,948,867

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	275	$9,733
Aegion Corp.*	4,700	84,835
Argan, Inc.	2,200	79,574
Boskalis Westminster NV (Netherlands)	158	7,788
Bouygues SA (France)	260	10,206
Chiyoda Corp. (Japan)	300	2,563
Ferrovial SA (Spain)	709	15,075
JGC Corp. (Japan)	400	7,943
Kajima Corp. (Japan)	1,300	6,027
Leighton Holdings Ltd. (Australia)	169	2,708
MYR Group, Inc.*	1,000	31,340
Obayashi Corp. (Japan)	1,000	6,482
Shimizu Corp. (Japan)	1,000	6,761
Skanska AB (Sweden) (Class B Stock)	628	14,079
Taisei Corp. (Japan)	1,700	9,595
Vinci SA (France)	785	44,850

		339,559

Construction Materials 0.1%
Boral Ltd. (Australia)	1,235	5,987
CRH PLC (Ireland)	1,305	34,129
Fletcher Building Ltd. (New Zealand)	1,071	6,727
Headwaters, Inc.*	7,600	139,384
HeidelbergCement AG (Germany)	219	17,319
Holcim Ltd. (Switzerland)	367	27,342
Imerys SA (France)	53	3,889
James Hardie Industries PLC (Ireland)	791	9,150
Lafarge SA (France)	311	20,218
Taiheiyo Cement Corp. (Japan)	2,000	6,107
United States Lime & Minerals, Inc.	500	32,250

		302,502

Consumer Finance 0.2%
Acom Co. Ltd. (Japan)*	1,000	3,468
AEON Financial Service Co. Ltd. (Japan)	200	5,045
Credit Acceptance Corp.*	210	40,950
Credit Saison Co. Ltd. (Japan)	300	5,382
Nelnet, Inc. (Class A Stock)	2,500	118,300
Regional Management Corp.*	1,300	19,188
Synchrony Financial*(a)	15,300	464,355

		656,688

See Notes to Financial Statements.

Prudential Balanced Fund	19

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Containers & Packaging 0.2%
Amcor Ltd. (Australia)	2,053	$21,874
Greif, Inc. (Class A Stock)	2,000	78,540
Rexam PLC (United Kingdom)	1,129	9,676
Rock-Tenn Co. (Class A Stock)(a)	9,700	625,650
Toyo Seikan Group Holdings Ltd. (Japan)	300	4,388

		740,128

Distributors
Jardine Cycle & Carriage Ltd. (Singapore)	200	5,974

Diversified Consumer Services
American Public Education, Inc.*	300	8,994
Benesse Holdings, Inc. (Japan)	150	4,719
Capella Education Co.	200	12,976
Grand Canyon Education, Inc.*	600	25,980
K12, Inc.*	2,600	40,872
Strayer Education, Inc.*	1,000	53,410

		146,951

Diversified Financial Services 1.0%
ASX Ltd. (Australia)	301	9,470
Berkshire Hathaway, Inc. (Class B Stock)*	26,500	3,824,480
Deutsche Boerse AG (Germany)	310	25,299
Eurazeo SA (France)	60	4,112
EXOR SpA (Italy)	155	7,031
First Pacific Co. Ltd. (Hong Kong)	4,000	3,993
Gain Capital Holdings, Inc.	5,800	56,666
Groupe Bruxelles Lambert SA (Belgium)	133	11,027
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,800	44,122
Industrivarden AB (Sweden) (Class C Stock)	309	5,798
Investment AB Kinnevik (Sweden)	366	12,218
Investor AB (Sweden) (Class B Stock)	731	29,099
London Stock Exchange Group PLC (United Kingdom)	351	12,766
Marlin Business Services Corp.	800	16,024
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	900	4,447
ORIX Corp. (Japan)	2,120	29,788
Pargesa Holding SA (Switzerland)	58	4,070
Singapore Exchange Ltd. (Singapore)	1,300	7,708
Wendel SA (France)	51	6,079

		4,114,197

See Notes to Financial Statements.

20

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Telecommunication Services 1.0%
AT&T, Inc.	51,910	$1,694,861
Atlantic Tele-Network, Inc.	900	62,298
Belgacom SA (Belgium)	236	8,257
Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	2,949	5,491
BT Group PLC (United Kingdom) (Class A Stock)	13,057	84,842
Deutsche Telekom AG (Germany)	5,093	93,153
Elisa OYJ (Finland)	215	5,399
HKT Trust and HKT Ltd. (Hong Kong)	4,720	6,082
IDT Corp. (Class B Stock)	2,000	35,500
Iliad SA (France)	41	9,580
Inmarsat PLC (United Kingdom)	724	9,915
Inteliquent, Inc.	5,000	78,700
Intelsat SA*(a)	4,900	58,800
Koninklijke KPN NV (Netherlands)	5,397	18,294
Nippon Telegraph & Telephone Corp. (Japan)	650	40,125
Orange SA (France)	2,974	47,761
PCCW Ltd. (Hong Kong)	6,200	3,789
Premiere Global Services, Inc.*	4,700	44,932
Singapore Telecommunications Ltd. (Singapore)	12,800	40,845
Spark New Zealand Ltd. (New Zealand)	2,845	6,327
Swisscom AG (Switzerland)	37	21,456
TDC A/S (Denmark)	1,280	9,171
Telecom Italia SpA (Italy)*	16,940	19,835
Telecom Italia SpA-RSP (Italy)	9,349	8,791
Telefonica Deutschland Holding AG (Germany)	869	4,997
Telefonica SA (Spain)	6,758	96,163
Telenor ASA (Norway)	1,180	23,813
TeliaSonera AB (Sweden)	4,172	26,512
Telstra Corp. Ltd. (Australia)	6,986	33,536
TPG Telecom Ltd. (Australia)	444	3,082
Verizon Communications, Inc.	32,350	1,573,181
Vonage Holdings Corp.*	2,700	13,257

		4,188,745

Electric Utilities 0.9%
AusNet Services (Australia)	2,513	2,789
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,000	8,589
Chubu Electric Power Co., Inc. (Japan)	1,100	13,116
Chugoku Electric Power Co., Inc. (The) (Japan)	500	6,518
CLP Holdings Ltd. (Hong Kong)	2,800	24,472

See Notes to Financial Statements.

Prudential Balanced Fund	21

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
Contact Energy Ltd. (New Zealand)	574	$2,563
EDP - Energias de Portugal SA (Portugal)	3,995	14,962
Electricite de France SA (France)	388	9,303
Endesa SA (Spain)	508	9,807
Enel SpA (Italy)	10,558	47,695
Entergy Corp.	13,100	1,015,119
Fortum OYJ (Finland)	760	15,922
Hokuriku Electric Power Co. (Japan)	300	3,970
Iberdrola SA (Spain)	8,274	53,355
IDACORP., Inc.	2,400	150,888
Kansai Electric Power Co., Inc. (The) (Japan)*	1,100	10,484
Kyushu Electric Power Co., Inc. (Japan)	700	6,782
MGE Energy, Inc.	1,600	70,912
Mighty River Power Ltd. (New Zealand)	1,083	2,508
Portland General Electric Co.	1,500	55,635
Power Assets Holdings Ltd. (Hong Kong)	2,000	20,416
PPL Corp.	43,700	1,470,942
Red Electrica Corp. SA (Spain)	185	15,043
Shikoku Electric Power Co., Inc. (Japan)*	300	3,692
Southern Co. (The)	17,400	770,472
SSE PLC (United Kingdom)	1,590	35,287
Terna Rete Elettrica Nazionale SpA (Italy)	2,493	10,978
Tohoku Electric Power Co., Inc. (Japan)	700	7,951
Tokyo Electric Power Co., Inc. (Japan)*	2,300	8,705

		3,868,875

Electrical Equipment 0.6%
ABB Ltd. (Switzerland)	3,527	74,822
Acuity Brands, Inc.	2,500	420,400
Alstom SA (France)*	358	11,016
AZZ, Inc.	1,900	88,521
Eaton Corp. PLC	4,500	305,730
Emerson Electric Co.(a)	26,600	1,506,092
Encore Wire Corp.	600	22,728
Fuji Electric Co. Ltd. (Japan)	1,000	4,718
Legrand SA (France)	440	23,834
Mabuchi Motor Co. Ltd. (Japan)	100	5,290
Mitsubishi Electric Corp. (Japan)	3,100	36,801
Nidec Corp. (Japan)	350	23,234
OSRAM Licht AG (Germany)	147	7,277

See Notes to Financial Statements.

22

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electrical Equipment (cont’d.)
Prysmian SpA (Italy)	317	$6,533
Schneider Electric SE (France)	842	65,523
Vestas Wind Systems A/S (Denmark)	349	14,390

		2,616,909

Electronic Equipment, Instruments & Components 0.4%
Benchmark Electronics, Inc.*	4,400	105,732
CDW Corp.	13,800	513,912
Citizen Holdings Co. Ltd. (Japan)	400	3,066
CTS Corp.	1,200	21,588
Hamamatsu Photonics KK (Japan)	300	9,043
Hexagon AB (Sweden) (Class B Stock)	397	14,095
Hirose Electric Co. Ltd. (Japan)	52	6,695
Hitachi High-Technologies Corp. (Japan)	100	3,043
Hitachi Ltd. (Japan)	7,800	53,273
Hoya Corp. (Japan)	700	28,024
Ibiden Co. Ltd. (Japan)	200	3,371
Insight Enterprises, Inc.*	4,100	116,932
Jabil Circuit, Inc.	8,500	198,730
Japan Display, Inc. (Japan)	600	2,141
Keyence Corp. (Japan)	66	36,016
Kyocera Corp. (Japan)	600	32,792
Littelfuse, Inc.	600	59,634
Methode Electronics, Inc.	3,400	159,936
Murata Manufacturing Co. Ltd. (Japan)	350	48,069
Nippon Electric Glass Co. Ltd. (Japan)	600	2,932
Omron Corp. (Japan)	300	13,515
PC Connection, Inc.	1,400	36,526
Sanmina Corp.*	5,800	140,302
ScanSource, Inc.*	1,500	60,975
Shimadzu Corp. (Japan)	400	4,455
TDK Corp. (Japan)	200	14,161
Yaskawa Electric Corp. (Japan)	400	5,846
Yokogawa Electric Corp. (Japan)	400	4,309

		1,699,113

Energy Equipment & Services 0.3%
Amec Foster Wheeler PLC (United Kingdom)	604	8,080
Atwood Oceanics, Inc.	16,000	449,760
Era Group, Inc.*	800	16,672

See Notes to Financial Statements.

Prudential Balanced Fund	23

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
Helix Energy Solutions Group, Inc.*	6,900	$103,224
Matrix Service Co.*	3,200	56,192
Noble Corp. PLC(a)	50,400	719,712
Parker Drilling Co.*	5,300	18,497
Petrofac Ltd. (United Kingdom)	402	5,659
Saipem SpA (Italy)*(a)	411	4,181
Seadrill Ltd. (Norway)	697	6,527
Subsea 7 SA (Luxembourg)	438	3,761
Technip SA (France)	164	9,920
Tenaris SA (Luxembourg)	735	10,303
Transocean Ltd.(a)	563	8,111
WorleyParsons Ltd. (Australia)	321	2,323

		1,422,922

Food & Staples Retailing 1.8%
Aeon Co. Ltd. (Japan) (Class A Stock)	1,100	12,066
Andersons, Inc. (The)	600	24,822
Carrefour SA (France)	1,002	33,474
Casey’s General Stores, Inc.	500	45,050
Casino Guichard Perrachon SA (France)	99	8,766
Colruyt SA (Belgium)	109	4,744
Costco Wholesale Corp.	6,300	954,418
CVS Health Corp.	13,300	1,372,693
Delhaize Group SA (Belgium)	165	14,824
Distribuidora Internacional de Alimentacion SA (Spain)	949	7,406
FamilyMart Co. Ltd. (Japan)	100	4,190
ICA Gruppen AB (Sweden)	120	4,022
J Sainsbury PLC (United Kingdom)	2,176	8,350
Jeronimo Martins SGPS SA (Portugal)	402	5,059
Koninklijke Ahold NV (Netherlands)	1,447	28,514
Kroger Co. (The)	26,400	2,023,824
Lawson, Inc. (Japan)	100	6,932
METRO AG (Germany)	252	8,540
Seven & i Holdings Co. Ltd. (Japan)	1,250	52,529
SUPERVALU, Inc.*	5,500	63,965
Tesco PLC (United Kingdom)	13,030	46,511
Village Super Market, Inc. (Class A Stock)	500	15,720
Wal-Mart Stores, Inc.	32,000	2,632,000
Weis Markets, Inc.	400	19,904
Wesfarmers Ltd. (Australia)	1,802	60,176

See Notes to Financial Statements.

24

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)
WM Morrison Supermarkets PLC (United Kingdom)	3,557	$10,166
Woolworths Ltd. (Australia)	2,021	45,258

		7,513,923

Food Products 0.7%
Ajinomoto Co., Inc. (Japan)	900	19,745
Archer-Daniels-Midland Co.	31,800	1,507,320
Aryzta AG (Switzerland)	144	8,828
Associated British Foods PLC (United Kingdom)	571	23,829
Barry Callebaut AG (Switzerland)	4	3,905
Cal-Maine Foods, Inc.(a)	3,160	123,430
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	2	10,705
ConAgra Foods, Inc.	6,600	241,098
Danone SA (France)	929	62,622
Golden Agri-Resources Ltd. (Singapore)	11,000	3,404
John B. Sanfilippo & Son, Inc.	800	34,480
Kerry Group PLC (Ireland) (Class A Stock)	266	17,876
Kikkoman Corp. (Japan)	200	6,342
Lancaster Colony Corp.	800	76,136
MEIJI Holdings Co. Ltd. (Japan)	100	12,181
Nestle SA (Switzerland)	5,198	391,422
NH Foods Ltd. (Japan)	300	6,913
Nisshin Seifun Group, Inc. (Japan)	105	1,236
Nissin Foods Holdings Co. Ltd. (Japan)	100	4,915
Orkla ASA (Norway)	1,268	9,570
Sanderson Farms, Inc.(a)	1,400	111,510
Seaboard Corp.*	5	20,660
Tate & Lyle PLC (United Kingdom)	724	6,417
Toyo Suisan Kaisha Ltd. (Japan)	100	3,518
Tyson Foods, Inc. (Class A Stock)	3,800	145,540
Unilever NV - CVA (Netherlands)	2,613	109,190
Unilever PLC (United Kingdom)	2,059	85,908
WH Group Ltd. (Hong Kong), 144A*	6,000	3,408
Wilmar International Ltd. (Singapore)	3,000	7,122
Yakult Honsha Co. Ltd. (Japan)	150	10,449
Yamazaki Baking Co. Ltd. (Japan)	200	3,604

		3,073,283

See Notes to Financial Statements.

Prudential Balanced Fund	25

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Gas Utilities 0.5%
AGL Resources, Inc.	23,700	$1,176,705
APA Group (Australia)	1,787	12,291
Chesapeake Utilities Corp.	600	30,366
Enagas SA (Spain)	340	9,722
Gas Natural SDG SA (Spain)	545	12,236
Hong Kong & China Gas Co. Ltd. (Hong Kong)	10,445	24,186
New Jersey Resources Corp.	1,600	49,696
Osaka Gas Co. Ltd. (Japan)	3,100	12,964
Snam SpA (Italy)	3,373	16,373
Southwest Gas Corp.	500	29,085
Toho Gas Co. Ltd. (Japan)	600	3,498
Tokyo Gas Co. Ltd. (Japan)	3,700	23,261
UGI Corp.	15,000	488,850

		1,889,233

Health Care Equipment & Supplies 1.2%
Abaxis, Inc.	1,600	102,576
Abbott Laboratories	34,600	1,603,018
ABIOMED, Inc.*	1,800	128,844
Atrion Corp.	190	65,647
C.R. Bard, Inc.	7,500	1,255,125
Cochlear Ltd. (Australia)	88	6,050
Coloplast A/S (Denmark) (Class B Stock)	173	13,069
Cyberonics, Inc.*(a)	800	51,936
Elekta AB (Sweden) (Class B Stock)	568	5,108
Essilor International SA (France)	328	37,659
Getinge AB (Sweden) (Class B Stock)	311	7,685
Globus Medical, Inc. (Class A Stock)*(a)	4,700	118,628
Greatbatch, Inc.*	2,200	127,270
Invacare Corp.	2,800	54,348
Masimo Corp.*	3,300	108,834
Medtronic PLC	14,500	1,130,855
Natus Medical, Inc.*	3,300	130,251
Olympus Corp. (Japan)*	400	14,830
Smith & Nephew PLC (United Kingdom)	1,432	24,418
Sonova Holding AG (Switzerland)	84	11,655
SurModics, Inc.*	1,500	39,045
Sysmex Corp. (Japan)	200	11,089
Terumo Corp. (Japan)	500	13,172
Vascular Solutions, Inc.*	1,700	51,544

See Notes to Financial Statements.

26

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
William Demant Holding A/S (Denmark)*	41	$3,481

		5,116,137

Health Care Providers & Services 1.8%
Addus HomeCare Corp.*	700	16,114
Aetna, Inc.	18,900	2,013,417
Alfresa Holdings Corp. (Japan)	300	4,227
Anthem, Inc.	5,000	772,050
Celesio AG (Germany)	81	2,392
Chemed Corp.	180	21,492
Cigna Corp.	4,900	634,256
CorVel Corp.*	700	24,087
Ensign Group, Inc. (The)	800	37,488
Express Scripts Holding Co.*	9,100	789,607
Fresenius Medical Care AG & Co. KGaA (Germany)	348	28,926
Fresenius SE & Co. KGaA (Germany)	607	36,187
Healthscope Ltd. (Australia)	1,742	4,050
HealthSouth Corp.	800	35,488
LHC Group, Inc.*	600	19,818
Medipal Holdings Corp. (Japan)	200	2,607
Miraca Holdings, Inc. (Japan)	100	4,597
National HealthCare Corp.	1,000	63,710
Providence Service Corp. (The)*	300	15,936
Ramsay Health Care Ltd. (Australia)	211	10,773
Ryman Healthcare Ltd. (New Zealand)	734	4,296
Select Medical Holdings Corp.	9,300	137,919
Sonic Healthcare Ltd. (Australia)	611	9,493
Suzuken Co. Ltd. (Japan)	165	5,029
Team Health Holdings, Inc.*	300	17,553
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	2,000	39,760
UnitedHealth Group, Inc.	21,500	2,543,235

		7,294,507

Health Care Technology 0.4%
Cerner Corp.*	18,400	1,347,984
Computer Programs & Systems, Inc.(a)	500	27,130
MedAssets, Inc.*	700	13,174
Quality Systems, Inc.	5,300	84,694

		1,472,982

See Notes to Financial Statements.

Prudential Balanced Fund	27

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 1.3%
Accor SA (France)	338	$17,625
Bloomin’ Brands, Inc.	500	12,165
Buffalo Wild Wings, Inc.*	510	92,432
Carnival Corp.	3,500	167,440
Carnival PLC	305	14,915
Chipotle Mexican Grill, Inc.*	300	195,162
Compass Group PLC (United Kingdom)	2,691	46,714
Cracker Barrel Old Country Store, Inc.(a)	600	91,284
Crown Resorts Ltd. (Australia)	624	6,334
Darden Restaurants, Inc.	11,200	776,608
DineEquity, Inc.	1,600	171,216
Flight Centre Travel Group Ltd. (Australia)	85	2,558
Galaxy Entertainment Group Ltd. (Hong Kong)	3,700	16,799
Genting Singapore PLC (Singapore)	9,500	6,352
Hyatt Hotels Corp. (Class A Stock)*	4,100	242,802
InterContinental Hotels Group PLC (United Kingdom)	367	14,314
Jack in the Box, Inc.	2,100	201,432
Las Vegas Sands Corp.	7,800	429,312
Marcus Corp.	1,800	38,322
Marriott Vacations Worldwide Corp.	2,300	186,415
McDonald’s Corp.	22,868	2,228,258
McDonald’s Holdings Co. Japan Ltd. (Japan)(a)	100	2,216
Merlin Entertainments PLC (United Kingdom), 144A	1,144	7,490
MGM China Holdings Ltd. (Macau)	1,600	3,006
Monarch Casino & Resort, Inc.*	1,100	21,054
Oriental Land Co. Ltd. (Japan)	400	30,287
Ruth’s Hospitality Group, Inc.	2,000	31,760
Sands China Ltd. (Hong Kong)	3,800	15,714
Shangri-La Asia Ltd. (Hong Kong)	2,000	2,747
SJM Holdings Ltd. (Hong Kong)	3,000	3,918
Sodexo (France)	147	14,337
Tabcorp Holdings Ltd. (Australia)	1,326	4,778
Tatts Group Ltd. (Australia)	2,268	6,862
TUI AG (Germany)	720	12,632
Whitbread PLC (United Kingdom)	301	23,372
William Hill PLC (United Kingdom)	1,338	7,347
Wynn Macau Ltd. (Macau)	2,500	5,403
Yum! Brands, Inc.	3,500	275,520

		5,426,902

See Notes to Financial Statements.

28

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Household Durables 0.1%
Casio Computer Co. Ltd. (Japan)	400	$7,577
Cavco Industries, Inc.*	200	15,012
CSS Industries, Inc.	500	15,075
Electrolux AB (Sweden) Series B	386	11,027
Ethan Allen Interiors, Inc.	700	19,348
Helen of Troy Ltd.*	1,900	154,831
Husqvarna AB (Sweden) (Class B Stock)	644	4,665
La-Z-Boy, Inc. (Class Z Stock)	3,400	95,574
Nikon Corp. (Japan)	600	8,045
Panasonic Corp. (Japan)	3,600	47,275
Persimmon PLC, B/C Shares (United Kingdom)	491	12,100
Rinnai Corp. (Japan)	70	5,188
Sekisui Chemical Co. Ltd. (Japan)	700	9,083
Sekisui House Ltd. (Japan)	900	13,068
Sharp Corp. (Japan)	2,300	4,505
Skullcandy, Inc.*	1,600	18,080
Sony Corp. (Japan)*	1,900	50,813
Techtronic Industries Co. (Hong Kong)	3,000	10,114
Universal Electronics, Inc.*	1,700	95,948

		597,328

Household Products 1.2%
Colgate-Palmolive Co.	7,700	533,918
Henkel AG & Co. KGaA (Germany)	182	18,781
Kimberly-Clark Corp.	11,400	1,221,054
Procter & Gamble Co. (The)	35,175	2,882,240
Reckitt Benckiser Group PLC (United Kingdom)	1,042	89,513
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	973	22,358
Unicharm Corp. (Japan)	600	15,708

		4,783,572

Independent Power & Renewable Electricity Producers 0.4%
AES Corp. (The)	83,600	1,074,260
Atlantic Power Corp.	2,900	8,149
Calpine Corp.*	20,200	461,974
Electric Power Development Co. Ltd. (Japan)	200	6,738
Enel Green Power SpA (Italy)	2,716	5,064
Meridian Energy Ltd. (New Zealand)	1,943	2,937
Ormat Technologies, Inc.	1,100	41,822

		1,600,944

See Notes to Financial Statements.

Prudential Balanced Fund	29

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Industrial Conglomerates 0.9%
3M Co.	1,000	$164,950
General Electric Co.	123,050	3,052,870
Hutchison Whampoa Ltd. (Hong Kong)	3,400	47,127
Keihan Electric Railway Co. Ltd. (Japan)	1,000	6,086
Keppel Corp. Ltd. (Singapore)	2,300	15,070
Koninklijke Philips NV (Netherlands)	1,560	44,257
NWS Holdings Ltd. (Hong Kong)	2,900	4,830
Roper Industries, Inc.	500	86,000
Sembcorp Industries Ltd. (Singapore)	1,500	4,605
Siemens AG (Germany)	1,272	137,572
Smiths Group PLC (United Kingdom)	633	10,469
Toshiba Corp. (Japan)	6,700	28,073

		3,601,909

Insurance 1.4%
Admiral Group PLC (United Kingdom)	315	7,132
Aegon NV (Netherlands)	2,926	23,103
Aflac, Inc.	24,000	1,536,240
Ageas (Belgium)	352	12,641
AIA Group Ltd. (Hong Kong)	19,100	119,919
Allianz SE (Germany)	732	127,087
Allstate Corp. (The)	6,000	427,020
American Financial Group, Inc.	6,200	397,730
American International Group, Inc.	12,400	679,396
AMP Ltd. (Australia)	4,900	23,916
Argo Group International Holdings Ltd.	1,210	60,681
Assicurazioni Generali SpA (Italy)	1,873	36,827
Aviva PLC (United Kingdom)	4,728	37,837
AXA SA (France)	2,913	73,318
Baloise Holding AG (Switzerland)	81	10,705
CNP Assurances (France)	257	4,504
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	1,729	25,079
Delta Lloyd NV (Netherlands)	353	6,658
Direct Line Insurance Group PLC (United Kingdom)	2,334	11,014
FBL Financial Group, Inc. (Class A Stock)	900	55,809
Fidelity & Guaranty Life	1,600	33,920
Friends Life Group Ltd. (Guernsey)	2,275	13,928
Genworth Financial, Inc. (Class A Stock)*	14,700	107,457
Gjensidige Forsikring ASA (Norway)	327	5,642
Global Indemnity PLC (Class A Stock)*	400	11,100

See Notes to Financial Statements.

30

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Insurance (cont’d.)
Hannover Rueck SE (Germany)	97	$10,023
Insurance Australia Group Ltd. (Australia)	3,643	16,863
Kansas City Life Insurance Co.	300	13,779
Legal & General Group PLC (United Kingdom)	9,525	39,227
Mapfre SA (Spain)	1,748	6,382
Medibank Pvt Ltd. (Australia)*	4,418	7,792
MetLife, Inc.	3,800	192,090
MS&AD Insurance Group Holdings (Japan)	890	24,916
Muenchener Rueckversicherungs AG (Germany)	277	59,522
National Western Life Insurance Co. (Class A Stock)	70	17,801
Navigators Group, Inc. (The)*	800	62,272
NN Group NV (Netherlands)*	254	7,201
Old Mutual PLC (United Kingdom)	7,869	25,831
Prudential PLC (United Kingdom)	4,117	102,165
QBE Insurance Group Ltd. (Australia)	2,251	22,251
RSA Insurance Group PLC (United Kingdom)	1,670	10,409
Sampo OYJ (Finland) (Class A Stock)	717	36,164
SCOR SE (France)	244	8,230
Sompo Japan Nipponkoa Holdings, Inc. (Japan)	575	17,876
Sony Financial Holdings, Inc. (Japan)	300	4,826
Standard Life PLC (United Kingdom)	3,234	22,724
Suncorp Group Ltd. (Australia)	2,133	21,873
Swiss Life Holding AG (Switzerland)	51	12,599
Swiss Re AG (Switzerland)	565	54,499
Symetra Financial Corp.	5,100	119,646
T&D Holdings, Inc. (Japan)	900	12,363
Third Point Reinsurance Ltd.*	1,800	25,470
Tokio Marine Holdings, Inc. (Japan)	1,200	45,296
Tryg A/S (Denmark)	38	4,469
UnipolSai SpA (Italy)	1,422	4,138
Universal Insurance Holdings, Inc.	4,400	112,596
Unum Group	22,700	765,671
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	54	2,391
Zurich Insurance Group AG (Switzerland)	240	81,121

		5,819,139

Internet & Catalog Retail 0.3%
1-800-Flowers.com, Inc. (Class A Stock)*	2,500	29,575
FTD Cos., Inc.*	900	26,946
HSN, Inc.	300	20,469

See Notes to Financial Statements.

Prudential Balanced Fund	31

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Internet & Catalog Retail (cont’d.)
Liberty Ventures (Class A Stock)*	5,200	$218,452
Nutrisystem, Inc.	3,500	69,930
Rakuten, Inc. (Japan)	1,310	23,067
TripAdvisor, Inc.*	12,200	1,014,674

		1,403,113

Internet Software & Services 1.5%
Constant Contact, Inc.*	1,400	53,494
Demand Media, Inc.*	3,400	19,448
Envestnet, Inc.*	900	50,472
Global Sources Ltd.*	2,261	13,249
Google, Inc. (Class A Stock)*	4,100	2,274,270
Google, Inc. (Class C Stock)*	5,700	3,123,600
Liquidity Services, Inc.*	1,800	17,784
LogMeIn, Inc.*	1,400	78,386
NIC, Inc.	7,300	128,991
United Internet AG (Germany)	188	8,533
XO Group, Inc.*	2,900	51,243
Yahoo Japan Corp. (Japan)	2,300	9,487
Yahoo!, Inc.*	5,200	231,062

		6,060,019

IT Services 1.5%
Amadeus IT Holding SA (Spain) (Class A Stock)	682	29,228
AtoS (France)	123	8,467
Booz Allen Hamilton Holding Corp.	11,400	329,916
Broadridge Financial Solutions, Inc.	11,800	649,118
Cap Gemini SA (France)	224	18,377
Computershare Ltd. (Australia)	743	7,182
DST Systems, Inc.	9,800	1,084,958
EPAM Systems, Inc.*	200	12,258
Fiserv, Inc.*	11,600	921,040
Fujitsu Ltd. (Japan)	3,100	21,141
International Business Machines Corp.	5,041	809,081
Itochu Techno-Solutions Corp. (Japan)	100	2,074
MasterCard, Inc. (Class A Stock)	6,500	561,535
MAXIMUS, Inc.	2,800	186,928
Nomura Research Institute Ltd. (Japan)	200	7,514
NTT Data Corp. (Japan)	200	8,687
Otsuka Corp. (Japan)	90	3,835

See Notes to Financial Statements.

32

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

IT Services (cont’d.)
Syntel, Inc.*	3,300	$170,709
Visa, Inc. (Class A Stock)(a)	19,200	1,255,872

		6,087,920

Leisure Products 0.2%
Bandai Namco Holdings, Inc. (Japan)	300	5,839
Brunswick Corp.	3,300	169,785
Nautilus, Inc.*	4,000	61,080
Polaris Industries, Inc.	3,300	465,630
Sankyo Co. Ltd. (Japan)	50	1,776
Sega Sammy Holdings, Inc. (Japan)	300	4,371
Shimano, Inc. (Japan)	100	14,860
Yamaha Corp. (Japan)	300	5,239

		728,580

Life Sciences Tools & Services 0.1%
Cambrex Corp.*	2,900	114,927
Lonza Group AG (Switzerland)	90	11,205
PAREXEL International Corp.*	2,300	158,677
QIAGEN NV*	405	10,163

		294,972

Machinery 0.7%
Alamo Group, Inc.	700	44,191
Alfa Laval AB (Sweden)	499	9,801
Amada Co. Ltd. (Japan)	700	6,742
ANDRITZ AG (Austria)	113	6,747
Atlas Copco AB (Sweden) (Class A Stock)	1,077	34,866
Atlas Copco AB (Sweden) (Class B Stock)	607	17,924
Blount International, Inc.*	6,900	88,872
CNH Industrial NV (United Kingdom)	1,473	12,072
Columbus McKinnon Corp.	300	8,082
Cummins, Inc.	1,500	207,960
FANUC Corp. (Japan)	320	69,860
Federal Signal Corp.	1,600	25,264
GEA Group AG (Germany)	284	13,652
Global Brass & Copper Holdings, Inc.	2,200	33,990
Hillenbrand, Inc.	3,700	114,219
Hino Motors Ltd. (Japan)	400	5,691
Hitachi Construction Machinery Co. Ltd. (Japan)	200	3,491

See Notes to Financial Statements.

Prudential Balanced Fund	33

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Machinery (cont’d.)
IHI Corp. (Japan)	2,200	$10,287
IMI PLC (United Kingdom)	422	7,963
JTEKT Corp. (Japan)	400	6,237
Kadant, Inc.	400	21,044
Kawasaki Heavy Industries Ltd. (Japan)	2,500	12,613
Komatsu Ltd. (Japan)	1,500	29,404
Kone OYJ (Finland) (Class B Stock)	519	23,013
Kubota Corp. (Japan)	1,800	28,438
Kurita Water Industries Ltd. (Japan)	200	4,832
LB Foster Co. (Class A Stock)	600	28,488
Lincoln Electric Holdings, Inc.	6,400	418,496
Makita Corp. (Japan)	150	7,773
MAN SE (Germany)	53	5,579
Melrose Industries PLC (United Kingdom)	1,582	6,497
Meritor, Inc.*	3,500	44,135
Metso OYJ (Finland)	166	4,850
Minebea Co. Ltd. (Japan)	1,000	15,728
Mitsubishi Heavy Industries Ltd. (Japan)	4,900	26,961
Mueller Industries, Inc.	1,200	43,356
Nabtesco Corp. (Japan)	200	5,778
NGK Insulators Ltd. (Japan)	500	10,653
NSK Ltd. (Japan)	800	11,676
Parker Hannifin Corp.	8,500	1,009,630
Sandvik AB (Sweden)	1,659	18,578
Schindler Holding AG (Switzerland)	32	5,229
Schindler Holding AG - Participation Certificates (Switzerland)	76	12,613
SembCorp. Marine Ltd. (Singapore)	1,300	2,759
SKF AB (Sweden) (Class B Stock)	651	16,810
SMC Corp. (Japan)	100	29,776
Standex International Corp.	1,200	98,556
Sulzer AG (Switzerland)*	43	4,720
Sumitomo Heavy Industries Ltd. (Japan)	900	5,890
THK Co. Ltd. (Japan)	150	3,812
Vallourec SA (France)	157	3,832
Volvo AB (Sweden)	2,461	29,784
Wartsila OYJ Abp (Finland)	237	10,483
Weir Group PLC (The) (United Kingdom)	342	8,630
Woodward, Inc.	800	40,808
Yangzijiang Shipbuilding Holdings Ltd. (China)	2,700	2,482

See Notes to Financial Statements.

34

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Machinery (cont’d.)
Zardoya Otis SA (Spain)	241	$3,110

		2,784,727

Marine
A.P. Moeller - Maersk A/S (Denmark) (Class A Stock)	6	12,184
A.P. Moeller - Maersk A/S (Denmark) (Class B Stock)	12	25,083
Kuehne + Nagel International AG (Switzerland)	90	13,362
Matson, Inc.	1,200	50,592
Mitsui OSK Lines Ltd. (Japan)	1,700	5,766
Nippon Yusen K.K. (Japan)	2,900	8,342

		115,329

Media 1.6%
Altice SA (Luxembourg)*	135	14,639
Axel Springer AG (Germany)	57	3,364
Comcast Corp. (Class A Stock)	28,900	1,631,983
Dentsu, Inc. (Japan)	350	14,973
DIRECTV*(a)	17,500	1,489,250
Discovery Communications, Inc. (Class C Stock)*	22,100	651,398
Eutelsat Communications SA (France)	249	8,260
Gannett Co., Inc.(a)	5,100	189,108
Hakuhodo DY Holdings, Inc. (Japan)	460	4,890
Harte-Hanks, Inc.	4,600	35,880
ITV PLC (United Kingdom)	6,363	23,823
JCDecaux SA (France)	95	3,199
Kabel Deutschland Holding AG (Germany)*	35	4,543
Lagardere SCA (France)	183	5,500
Meredith Corp.	1,500	83,655
New Media Investment Group, Inc.	2,100	50,253
Numericable-SFR SAS (France)*	152	8,293
Pearson PLC (United Kingdom)	1,315	28,304
ProSiebenSat 1 Media AG (Germany)	340	16,630
Publicis Groupe SA (France)	299	23,070
REA Group Ltd. (Australia)	83	3,040
Reed Elsevier NV (Netherlands)	1,122	27,957
Reed Elsevier PLC (United Kingdom)	1,832	31,506
RTL Group SA (Germany)	61	5,866
SES SA (Luxembourg)	511	18,115
Singapore Press Holdings Ltd. (Singapore)	2,500	7,631
Sky PLC (United Kingdom)	1,656	24,363

See Notes to Financial Statements.

Prudential Balanced Fund	35

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Media (cont’d.)
Telenet Group Holding NV (Belgium)*	81	$4,457
Time Warner, Inc.	1,700	143,548
Time, Inc.	900	20,196
Toho Co. Ltd. (Japan)	200	4,890
Vivendi SA (France)	1,947	48,340
Walt Disney Co. (The)	20,075	2,105,667
Wolters Kluwer NV (Netherlands)	496	16,197
WPP PLC (United Kingdom)	2,113	47,987

		6,800,775

Metals & Mining 0.2%
Alumina Ltd. (Australia)	4,039	4,915
Anglo American PLC (United Kingdom)	2,240	33,454
Antofagasta PLC (United Kingdom)	612	6,621
ArcelorMittal (Luxembourg)	1,555	14,590
BHP Billiton Ltd. (Australia)	5,152	119,753
BHP Billiton PLC (United Kingdom)	3,388	74,350
Boliden AB (Sweden)	420	8,320
Century Aluminum Co.*(a)	8,500	117,300
Fortescue Metals Group Ltd. (Australia)(a)	2,422	3,585
Fresnillo PLC (Mexico)	353	3,565
Glencore PLC (Switzerland)	17,928	75,687
Globe Specialty Metals, Inc.	5,500	104,060
Hitachi Metals Ltd. (Japan)	400	6,131
Iluka Resources Ltd. (Australia)	642	4,138
JFE Holdings, Inc. (Japan)	800	17,659
Kobe Steel Ltd. (Japan)	4,900	9,038
Maruichi Steel Tube Ltd. (Japan)	100	2,367
Mitsubishi Materials Corp. (Japan)	2,100	7,057
Newcrest Mining Ltd. (Australia)*	1,277	12,879
Nippon Steel & Sumitomo Metal Corp. (Japan)	12,175	30,613
Norsk Hydro ASA (Norway)	2,157	11,338
Randgold Resources Ltd. (Channel Islands)	137	9,497
Rio Tinto Ltd. (Australia)	699	30,288
Rio Tinto PLC (United Kingdom)	2,041	84,164
Sumitomo Metal Mining Co. Ltd. (Japan)	900	13,154
ThyssenKrupp AG (Germany)	759	19,871
Voestalpine AG (Austria)	209	7,645
Worthington Industries, Inc.	4,400	117,084

See Notes to Financial Statements.

36

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
Yamato Kogyo Co. Ltd. (Japan)	100	$2,410

		951,533

Multi-Utilities 0.5%
AGL Energy Ltd. (Australia)	1,066	12,341
Avista Corp.	2,900	99,122
Black Hills Corp.	600	30,264
Centrica PLC (United Kingdom)	8,050	30,109
E.ON SE (Germany)	3,210	47,729
GDF Suez (France)	2,322	45,843
National Grid PLC (United Kingdom)	6,049	77,766
Public Service Enterprise Group, Inc.	33,800	1,416,896
RWE AG (Germany)	815	20,750
Suez Environnement Co. (France)	460	7,920
Vectren Corp.	4,600	203,044
Veolia Environnement SA (France)	656	12,407

		2,004,191

Multiline Retail 0.7%
Dillard’s, Inc. (Class A Stock)	6,300	860,013
Harvey Norman Holdings Ltd. (Australia)	720	2,434
Isetan Mitsukoshi Holdings Ltd. (Japan)	600	9,914
J. Front Retailing Co. Ltd. (Japan)	450	7,064
Marks & Spencer Group PLC (United Kingdom)	2,728	21,575
Marui Group Co. Ltd. (Japan)	400	4,533
Next PLC (United Kingdom)	254	26,416
Takashimaya Co. Ltd. (Japan)	400	3,929
Target Corp.	21,700	1,780,919

		2,716,797

Oil, Gas & Consumable Fuels 4.3%
Adams Resources & Energy, Inc.	300	20,163
Alon USA Energy, Inc.	6,000	99,420
BG Group PLC (United Kingdom)	5,471	67,149
BP PLC (United Kingdom)	29,551	191,554
Caltex Australia Ltd. (Australia)	209	5,547
Chevron Corp.	19,192	2,014,776
Delek Group Ltd. (Israel)	7	1,801
Delek US Holdings, Inc.	4,100	162,975
Eni SpA (Italy)	4,081	70,634

See Notes to Financial Statements.

Prudential Balanced Fund	37

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
EQT Corp.	15,500	$1,284,485
Exxon Mobil Corp.	42,754	3,634,090
Galp Energia SGPS SA (Portugal) (Class B Stock)	600	6,489
HollyFrontier Corp.	25,600	1,030,912
Idemitsu Kosan Co. Ltd. (Japan)	140	2,438
Inpex Corp. (Japan)	1,487	16,385
JX Holdings, Inc. (Japan)	3,910	15,044
Koninklijke Vopak NV (Netherlands)	109	6,015
Lundin Petroleum AB (Sweden)*	320	4,378
Marathon Oil Corp.	2,456	64,126
Marathon Petroleum Corp.	14,500	1,484,655
Neste Oil OYJ (Finland)	189	4,959
OMV AG (Austria)	228	6,254
ONEOK, Inc.	27,500	1,326,600
Origin Energy Ltd. (Australia)	1,753	15,026
PDC Energy, Inc.*	2,500	135,100
Phillips 66	22,200	1,744,920
Repsol SA (Spain)	1,672	31,125
REX American Resources Corp.*	1,600	97,296
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	6,324	188,057
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	3,915	121,953
Santos Ltd. (Australia)	1,550	8,385
Showa Shell Sekiyu KK (Japan)	300	2,740
Statoil ASA (Norway)	1,790	31,650
Targa Resources Corp.	5,500	526,845
Tesoro Corp.	8,300	757,707
TonenGeneral Sekiyu KK (Japan)	500	4,312
Total SA (France)	3,433	170,644
Tullow Oil PLC (United Kingdom)	1,460	6,121
Valero Energy Corp.	25,000	1,590,500
Western Refining, Inc.	3,600	177,804
Woodside Petroleum Ltd. (Australia)	1,189	31,151
World Fuel Services Corp.	9,700	557,556

		17,719,741

Paper & Forest Products 0.1%
Clearwater Paper Corp.*	1,500	97,950
Neenah Paper, Inc.	600	37,524
Oji Holdings Corp. (Japan)	1,200	4,910
P.H. Glatfelter Co.	900	24,777

See Notes to Financial Statements.

38

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Paper & Forest Products (cont’d.)
Resolute Forest Products, Inc.*	1,300	$22,425
Schweitzer-Mauduit International, Inc.	700	32,284
Stora Enso OYJ (Finland) (Class R Stock)	851	8,750
UPM-Kymmene OYJ (Finland)	881	17,115

		245,735

Personal Products
Beiersdorf AG (Germany)	157	13,613
Kao Corp. (Japan)	850	42,444
L’Oreal SA (France)	403	74,229
Shiseido Co. Ltd. (Japan)	600	10,644

		140,930

Pharmaceuticals 3.8%
AbbVie, Inc.	36,700	2,148,418
Astellas Pharma, Inc. (Japan)	3,500	57,347
AstraZeneca PLC (United Kingdom)	2,025	138,952
Bayer AG (Germany)	1,333	199,437
Bristol-Myers Squibb Co.	33,400	2,154,300
Catalent, Inc.*	1,100	34,265
Chugai Pharmaceutical Co. Ltd. (Japan)	400	12,624
Daiichi Sankyo Co. Ltd. (Japan)	1,000	15,891
Eisai Co. Ltd. (Japan)	400	28,451
GlaxoSmithKline PLC (United Kingdom)	7,835	180,361
Hisamitsu Pharmaceutical Co., Inc. (Japan)	100	4,107
Impax Laboratories, Inc.*	600	28,122
Johnson & Johnson	33,400	3,360,040
Kyowa Hakko Kirin Co. Ltd. (Japan)	400	5,214
Lannett Co., Inc.*(a)	2,700	182,817
Merck & Co., Inc.	38,089	2,189,356
Merck KGaA (Germany)	215	24,062
Mitsubishi Tanabe Pharma Corp. (Japan)	400	6,862
Novartis AG (Switzerland)	3,708	365,982
Novo Nordisk A/S (Class B Stock) (Denmark)	3,219	171,843
Ono Pharmaceutical Co. Ltd. (Japan)	100	11,284
Orion OYJ (Finland) (Class B Stock)	177	4,989
Otsuka Holdings Co. Ltd. (Japan)	600	18,770
Pfizer, Inc.	95,619	3,326,585
Phibro Animal Health Corp. (Class A Stock)	2,900	102,689
Roche Holding AG (Switzerland)	1,132	311,065

See Notes to Financial Statements.

Prudential Balanced Fund	39

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Sanofi (France)	1,925	$190,111
Santen Pharmaceutical Co. Ltd. (Japan)	750	10,939
Shionogi & Co. Ltd. (Japan)	500	16,645
Shire PLC (Ireland)	946	75,418
Sucampo Pharmaceuticals, Inc. (Class A Stock)*(a)	4,700	73,132
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	300	3,553
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	30	2,229
Takeda Pharmaceutical Co. Ltd. (Japan)	1,300	64,893
Teva Pharmaceutical Industries Ltd. (Israel)	1,374	85,871
UCB SA (Belgium)	216	15,604

		15,622,228

Professional Services 0.1%
Adecco SA (Switzerland)	284	23,607
ALS Ltd. (Australia)	688	2,584
Bureau Veritas SA (France)	428	9,183
Capita PLC (United Kingdom)	1,109	18,333
CBIZ, Inc.*	1,100	10,263
Corporate Executive Board Co. (The)	900	71,874
Experian PLC (United Kingdom)	1,589	26,303
ICF International, Inc.*	1,000	40,850
Intertek Group PLC (United Kingdom)	259	9,593
Korn/Ferry International	2,700	88,749
Navigant Consulting, Inc.*	4,400	57,024
Randstad Holding NV (Netherlands)	194	11,760
Resources Connection, Inc.	4,000	70,000
Seek Ltd. (Australia)	503	6,522
SGS SA (Switzerland)	9	17,159

		463,804

Real Estate Investment Trusts (REITs) 2.0%
AG Mortgage Investment Trust, Inc.	4,200	79,128
Agree Realty Corp.	300	9,891
American Assets Trust, Inc.	3,600	155,808
Annaly Capital Management, Inc.	39,000	405,600
Apollo Residential Mortgage, Inc.	5,000	79,750
Ares Commercial Real Estate Corp.	2,800	30,940
Armada Hoffler Properties, Inc.	700	7,462
Ascendas Real Estate Investment Trust (Singapore)	3,200	6,036
Ashford Hospitality Prime, Inc.	2,500	41,925

See Notes to Financial Statements.

40

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Ashford Hospitality Trust, Inc.	10,800	$103,896
British Land Co. PLC (The) (United Kingdom)	1,608	19,818
CapitaCommercial Trust (Singapore)	3,000	3,862
CapitaMall Trust (Singapore)	3,600	5,763
Cedar Realty Trust, Inc.	4,600	34,454
Chambers Street Properties	17,300	136,324
CorEnergy Infrastructure Trust, Inc.	1,300	9,009
Crown Castle International Corp.	16,700	1,378,418
Dexus Property Group (Australia)	1,408	8,106
DiamondRock Hospitality Co.	8,400	118,692
Federation Centres Ltd. (Australia)	2,269	5,238
First Industrial Realty Trust, Inc.	1,000	21,430
Fonciere Des Regions (France), Equiduct Exchange	53	5,248
Fonciere Des Regions (France), Euronext Paris Exchange*	3	289
Franklin Street Properties Corp.	8,900	114,098
Gecina SA (France)	44	5,951
GEO Group, Inc. (The)	3,500	153,090
Gladstone Commercial Corp.	1,500	27,915
Goodman Group (Australia)	3,022	14,551
GPT Group (Australia)	2,704	9,392
Hammerson PLC (United Kingdom)	1,220	12,015
Hospitality Properties Trust	32,700	1,078,773
Host Hotels & Resorts, Inc.	39,200	791,056
ICADE (France)	57	5,150
Intu Properties PLC (United Kingdom)	1,395	7,192
Invesco Mortgage Capital, Inc.	8,100	125,793
Investors Real Estate Trust	7,500	56,250
Japan Prime Realty Investment Corp. (Japan)	1	3,444
Japan Real Estate Investment Corp. (Japan)	2	9,407
Japan Retail Fund Investment Corp. (Japan)	4	7,948
Klepierre (France)	281	13,799
Land Securities Group PLC (United Kingdom)	1,268	23,541
Lexington Realty Trust	11,500	113,045
Link REIT (The) (Hong Kong)	3,500	21,592
Mirvac Group (Australia)	5,744	8,771
New Residential Investment Corp.	8,900	133,767
Nippon Building Fund, Inc. (Japan)	2	9,825
Novion Property Group (Australia)	3,393	6,463
Parkway Properties, Inc.	1,400	24,290
Potlatch Corp.	600	24,024

See Notes to Financial Statements.

Prudential Balanced Fund	41

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Prologis, Inc.	24,900	$1,084,644
Redwood Trust, Inc.	3,900	69,693
Resource Capital Corp.	15,200	69,008
RLJ Lodging Trust	5,700	178,467
Scentre Group (Australia)	8,540	24,261
Segro PLC (United Kingdom)	1,151	7,108
Simon Property Group, Inc.	6,400	1,252,096
Stockland (Australia)	3,720	12,710
Summit Hotel Properties, Inc.	1,800	25,326
Sunstone Hotel Investors, Inc.	8,681	144,712
Suntec Real Estate Investment Trust (Singapore)	4,000	5,402
Unibail-Rodamco SE (France)	157	42,395
Urstadt Biddle Properties, Inc. (Class A Stock)	900	20,754
Westfield Corp. (Australia)	3,167	22,952

		8,427,757

Real Estate Management & Development 0.6%
Aeon Mall Co. Ltd. (Japan)	220	4,357
CapitaLand Ltd. (Singapore)	4,300	11,208
CBRE Group, Inc. (Class A Stock)*	22,200	859,362
City Developments Ltd. (Singapore)	600	4,398
CK Hutchison Holdings Ltd. (Hong Kong)	2,300	46,990
Daito Trust Construction Co. Ltd. (Japan)	100	11,167
Daiwa House Industry Co. Ltd. (Japan)	1,000	19,710
Deutsche Annington Immobilien SE (Germany)	553	18,635
Deutsche Wohnen AG (Germany)	445	11,382
Global Logistic Properties Ltd. (Singapore)	5,500	10,615
Hang Lung Properties Ltd. (Hong Kong)	3,500	9,833
Henderson Land Development Co. Ltd. (Hong Kong)	1,815	12,750
Hysan Development Co. Ltd. (Hong Kong)	1,000	4,383
IMMOFINANZ AG (Austria)*	1,775	5,228
Jones Lang LaSalle, Inc.	5,600	954,240
Kerry Properties Ltd. (Hong Kong)	1,000	3,471
Lend Lease Group (Australia)	920	11,620
Marcus & Millichap, Inc.*	1,800	67,464
Mitsubishi Estate Co. Ltd. (Japan)	2,000	46,384
Mitsui Fudosan Co. Ltd. (Japan)	1,500	44,052
New World Development Co. Ltd. (Hong Kong)	8,200	9,507
Nomura Real Estate Holdings, Inc. (Japan)	200	3,602
NTT Urban Development Corp. (Japan)	200	1,998

See Notes to Financial Statements.

42

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Management & Development (cont’d.)
Sino Land Co. Ltd. (Hong Kong)	5,300	$8,642
Sumitomo Realty & Development Co. Ltd. (Japan)	590	21,241
Sun Hung Kai Properties Ltd. (Hong Kong)	2,700	41,633
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,000	13,612
Swire Properties Ltd. (Hong Kong)	1,600	5,196
Swiss Prime Site AG (Switzerland)	106	9,204
Tokyo Tatemono Co. Ltd. (Japan)	300	2,198
Tokyu Fudosan Holdings Corp. (Japan)	1,000	6,821
UOL Group Ltd. (Singapore)	721	4,013
Wharf Holdings Ltd. (The) (Hong Kong)	2,400	16,754
Wheelock & Co. Ltd. (Hong Kong)	1,400	7,154

		2,308,824

Road & Rail 0.8%
Asciano Ltd. (Australia)	1,729	8,315
Aurizon Holdings Ltd. (Australia)	3,325	12,238
Central Japan Railway Co. (Japan)	231	41,746
ComfortDelGro Corp. Ltd. (Singapore)	3,600	7,584
CSX Corp.	9,700	321,264
DSV A/S (Denmark)	275	8,547
East Japan Railway Co. (Japan)	500	40,067
Hankyu Hanshin Holdings, Inc. (Japan)	2,000	12,355
Keikyu Corp. (Japan)	800	6,395
Keio Corp. (Japan)	900	7,049
Keisei Electric Railway Co. Ltd. (Japan)	500	6,206
Kintetsu Corp. (Japan)	3,100	11,373
MTR Corp. Ltd. (Hong Kong)	2,500	11,891
Nagoya Railroad Co. Ltd. (Japan)	1,000	3,993
Nippon Express Co. Ltd. (Japan)	1,300	7,263
Odakyu Electric Railway Co. Ltd. (Japan)	1,000	10,185
Tobu Railway Co. Ltd. (Japan)	1,600	7,580
Tokyu Corp. (Japan)	1,900	11,755
Union Pacific Corp.	23,000	2,491,130
Werner Enterprises, Inc.	2,800	87,948
West Japan Railway Co. (Japan)	300	15,729

		3,130,613

Semiconductors & Semiconductor Equipment 1.9%
Advantest Corp. (Japan)	300	3,782
Amkor Technology, Inc.*	13,800	121,923

See Notes to Financial Statements.

Prudential Balanced Fund	43

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
ARM Holdings PLC (United Kingdom)	2,253	$36,592
ASM Pacific Technology Ltd. (Hong Kong)	400	4,163
ASML Holding NV (Netherlands)	573	58,090
Avago Technologies Ltd. (Singapore)	2,600	330,148
Cabot Microelectronics Corp.*	200	9,994
Diodes, Inc.*	3,600	102,816
Infineon Technologies AG (Germany)	1,878	22,342
Integrated Device Technology, Inc.*	9,100	182,182
Intel Corp.	96,000	3,001,920
Microsemi Corp.*	1,200	42,480
MKS Instruments, Inc.	3,000	101,430
Pericom Semiconductor Corp.	1,800	27,846
PMC-Sierra, Inc.*	1,100	10,208
Qorvo, Inc.*	3,300	263,010
Rohm Co. Ltd. (Japan)	200	13,667
Semtech Corp.*	600	15,987
Skyworks Solutions, Inc.	12,400	1,218,796
STMicroelectronics NV (Switzerland)	1,013	9,440
Tessera Technologies, Inc.	3,800	153,064
Texas Instruments, Inc.	38,600	2,207,341
Tokyo Electron Ltd. (Japan)	250	17,341

		7,954,562

Software 2.4%
Aspen Technology, Inc.*	4,300	165,507
AVG Technologies NV*	1,800	38,970
Dassault Systemes SA (France)	208	14,076
ePlus, Inc.*	800	69,544
Fair Isaac Corp.(a)	100	8,872
Gemalto NV (Netherlands)(a)	123	9,800
GungHo Online Entertainment, Inc. (Japan)	200	781
Konami Corp. (Japan)	200	3,742
Manhattan Associates, Inc.*	4,000	202,440
Microsoft Corp.	123,313	5,013,290
MicroStrategy, Inc. (Class A Stock)*	640	108,282
NetScout Systems, Inc.*(a)	3,200	140,320
Nexon Co. Ltd. (Japan)	200	2,130
NICE Systems Ltd. (Israel)	92	5,616
Nintendo Co. Ltd. (Japan)	150	22,009
Oracle Corp.	63,500	2,740,025

See Notes to Financial Statements.

44

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Software (cont’d.)
Oracle Corp. Japan (Japan)	100	$4,303
Pegasystems, Inc.	4,400	95,700
Progress Software Corp.*	2,900	78,793
Sage Group PLC (The) (United Kingdom)	1,706	11,785
SAP SE (Germany)	1,478	106,825
SolarWinds, Inc.*	2,600	133,224
SS&C Technologies Holdings, Inc.	3,200	199,360
Symantec Corp.	33,600	785,064
Trend Micro, Inc. (Japan)	200	6,590
Tyler Technologies, Inc.*	210	25,311

		9,992,359

Specialty Retail 1.6%
ANN, Inc.*	2,000	82,060
AutoNation, Inc.*	17,300	1,112,909
Build-A-Bear Workshop, Inc.*	600	11,790
Cato Corp. (The) (Class A Stock)	1,900	75,240
Citi Trends, Inc.*	1,000	27,000
Destination Maternity Corp.	1,500	22,590
Dixons Carphone PLC (United Kingdom)	1,524	9,320
Express, Inc.*	7,700	127,281
Fast Retailing Co. Ltd. (Japan)	100	38,666
Finish Line, Inc. (The) (Class A Stock)	2,800	68,656
Foot Locker, Inc.	1,900	119,700
Group 1 Automotive, Inc.	900	77,697
Haverty Furniture Cos., Inc.	1,900	47,272
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,523	61,708
Inditex SA (Spain)	1,750	56,185
Kingfisher PLC (United Kingdom)	3,960	22,342
Kirkland’s, Inc.*	600	14,250
Lowe’s Cos., Inc.	24,000	1,785,360
Murphy USA, Inc.*	3,600	260,532
Nitori Holdings Co. Ltd. (Japan)	150	10,154
Ross Stores, Inc.	15,800	1,664,688
Sanrio Co. Ltd. (Japan)	50	1,336
Shoe Carnival, Inc.	1,200	35,328
Sports Direct International PLC (United Kingdom)*	431	3,874
Tilly’s, Inc. (Class A Stock)*	3,300	51,645
Ulta Salon Cosmetics & Fragrance, Inc.*	4,300	648,655
USS Co. Ltd. (Japan)	400	6,912

See Notes to Financial Statements.

Prudential Balanced Fund	45

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Yamada Denki Co. Ltd. (Japan)	1,500	$6,177
Zumiez, Inc.*	1,200	48,300

		6,497,627

Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.	72,200	8,983,846
Brother Industries Ltd. (Japan)	400	6,355
Canon, Inc. (Japan)	1,850	65,455
EMC Corp.	3,000	76,680
FUJIFILM Holdings Corp. (Japan)	700	24,904
Hewlett-Packard Co.	62,000	1,931,920
Konica Minolta, Inc. (Japan)	800	8,107
NEC Corp. (Japan)	4,100	12,043
Ricoh Co. Ltd. (Japan)	1,100	11,961
Seiko Epson Corp. (Japan)	400	7,085
Super Micro Computer, Inc.*	2,300	76,383
Western Digital Corp.	4,500	409,545

		11,614,284

Textiles, Apparel & Luxury Goods 0.7%
Adidas AG (Germany)	336	26,532
Asics Corp. (Japan)	300	8,164
Burberry Group PLC (United Kingdom)	741	19,029
Christian Dior SA (France)	85	15,999
Cie Financiere Richemont SA (Switzerland)	837	67,254
Culp, Inc.	1,000	26,750
Hermes International (France)	41	14,476
HUGO BOSS AG (Germany)	108	13,121
Kering (France)	121	23,621
Li & Fung Ltd. (Hong Kong)	9,000	8,788
Luxottica Group SpA (Italy)	284	17,987
LVMH Moet Hennessy Louis Vuitton SE (France)	448	78,840
Michael Kors Holdings Ltd.*	19,300	1,268,975
Pandora A/S (Denmark)	179	16,297
PVH Corp.	9,600	1,022,976
Steven Madden Ltd.*	1,100	41,800
Swatch Group AG (The) (Switzerland) (Bearer Shares)	51	21,568
Swatch Group AG (The) (Switzerland) (Registered Shares)	79	6,621
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,000	3,539

		2,702,337

See Notes to Financial Statements.

46

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Thrifts & Mortgage Finance
Brookline Bancorp, Inc.	1,200	$12,060
Essent Group Ltd.*	700	16,737
First Defiance Financial Corp.	700	22,974
Home Loan Servicing Solutions Ltd.	2,900	47,966
Meridian Bancorp, Inc.*	2,400	31,608
OceanFirst Financial Corp.	1,800	31,086
United Financial Bancorp, Inc.	700	8,701
Walker & Dunlop, Inc.*	1,700	30,141

		201,273

Tobacco 1.0%
Altria Group, Inc.	44,500	2,225,890
British American Tobacco (United Kingdom)	2,990	154,834
Imperial Tobacco Group PLC (United Kingdom)	1,535	67,334
Japan Tobacco, Inc. (Japan)	1,764	55,769
Philip Morris International, Inc.	18,600	1,401,138
Reynolds American, Inc.	2,700	186,057
Swedish Match AB (Sweden)	314	9,232

		4,100,254

Trading Companies & Distributors 0.1%
Aircastle Ltd.	1,400	31,444
Applied Industrial Technologies, Inc.	1,200	54,408
Ashtead Group PLC (United Kingdom)	779	12,493
Brenntag AG (Germany)	248	14,817
Bunzl PLC (United Kingdom)	519	14,071
ITOCHU Corp. (Japan)	2,500	27,055
Marubeni Corp. (Japan)	2,600	15,032
Mitsubishi Corp. (Japan)	2,200	44,206
Mitsui & Co. Ltd. (Japan)	2,800	37,498
Noble Group Ltd. (Hong Kong)	6,681	4,475
Rexel SA (France)	420	7,919
Sumitomo Corp. (Japan)	1,800	19,208
Toyota Tsusho Corp. (Japan)	300	7,937
Travis Perkins PLC (United Kingdom)	384	11,087
United Rentals, Inc.*(a)	2,300	209,668
Wolseley PLC (United Kingdom)	428	25,297

		536,615

See Notes to Financial Statements.

Prudential Balanced Fund	47

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Transportation Infrastructure
Abertis Infraestructuras SA (Spain)	642	$11,604
Aena SA (Spain), 144A*	96	9,653
Aeroports de Paris (France)	46	5,498
Atlantia SpA (Italy)	642	16,859
Auckland International Airport Ltd. (New Zealand)	1,365	4,585
Fraport AG Frankfurt Airport Services Worldwide (Germany)	55	3,285
Groupe Eurotunnel SE (France)	750	10,752
Hutchison Port Holdings Trust (Singapore)	8,800	6,116
Kamigumi Co. Ltd. (Japan)	400	3,776
Mitsubishi Logistics Corp. (Japan)	200	3,113
Sydney Airport (Australia)	1,706	6,713
Transurban Group (Australia)	2,966	21,476

		103,430

Water Utilities
Connecticut Water Service, Inc.	700	25,431
Middlesex Water Co.	800	18,208
Severn Trent PLC (United Kingdom)	394	12,010
United Utilities Group PLC (United Kingdom)	1,061	14,671

		70,320

Wireless Telecommunication Services 0.1%
KDDI Corp. (Japan)	2,805	63,372
Millicom International Cellular SA, (Luxembourg), SDR	117	8,460
NTT DOCOMO, Inc. (Japan)	2,451	42,834
Shenandoah Telecommunications Co.	700	21,812
SoftBank Corp. (Japan)	1,500	87,359
StarHub Ltd. (Singapore)	1,000	3,170
Tele2 AB (Sweden) (Class B Stock)	493	5,902
Vodafone Group PLC (United Kingdom)	42,507	139,096

		372,005

TOTAL COMMON STOCKS (cost $191,982,952)		255,020,837

EXCHANGE TRADED FUND 0.1%
iShares MSCI EAFE Index Fund(a) (cost $438,792)	8,000	513,360

See Notes to Financial Statements.

48

Description	Shares	Value (Note 1)
PREFERRED STOCKS 0.1%

Automobiles 0.1%
Bayerische Motoren Werke AG (Germany)	96	$8,867
Porsche Automobil Holding SE (Germany)	254	24,874
Volkswagen AG (Germany)	261	69,217

		102,958

Banks
Citigroup Capital XIII, 7.875% (Capital security, fixed to floating preferred)(c)	3,000	79,560

Chemicals
FUCHS PETROLUB SE (Germany)	116	4,627

Household Products
Henkel AG & Co. KGaA (Germany)	286	33,594

TOTAL PREFERRED STOCKS (cost $147,792)		220,739

	Units
RIGHTS*

Banks
Banco Bilbao Vizcaya Argentaria SA (Spain), expiring 04/14/15	10,009	1,442
Banco de Sabadell SA (Spain), expiring 04/17/15	5,305	1,346

		2,788

Diversified Telecommunication Services
Telefonica SA (Spain), expiring 04/12/15	6,758	1,090

TOTAL RIGHTS (cost $1,407)		3,878

	Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS 9.7%

Airlines 0.1%
Continental Airlines, Inc., Pass-thru Certs., Ser. 2012-2, Class A(a)	4.000%	10/29/24	109	114,048
Ser. 2001-1, Class A1	6.703	06/15/21	31	32,642
Ser. 2009-2, Class A	7.250	11/10/19	101	116,566
Delta Air Lines, Inc., Pass-thru Certs., Ser. 2011-1, Class A	5.300	04/15/19	160	173,983
Ser. 2007-1, Class A	6.821	08/10/22	67	78,132

See Notes to Financial Statements.

Prudential Balanced Fund	49

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Airlines (cont’d.)
United Airlines, Inc., Pass-through Trust, Pass-thru Certs., Ser. 2014-1, Class A(a)	4.000%	10/11/27	90	$94,950

				610,321

Automotive 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207	04/15/16	265	272,575
General Motors Co., Sr. Unsec’d. Notes	4.875	10/02/23	155	167,821
Sr. Unsec’d. Notes	6.250	10/02/43	135	165,383
Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500	01/15/16	55	57,007

				662,786

Banking 2.9%
American Express Co., Sr. Unsec’d. Notes	2.650	12/02/22	345	343,235
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)	8.000(c)	12/29/49	380	406,125
Sr. Unsec’d. Notes, Ser. 1	3.750	07/12/16	95	97,921
Sr. Unsec’d. Notes	4.100	07/24/23	130	138,716
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	620	663,918
Sr. Unsec’d. Notes, MTN	5.000	05/13/21	25	28,220
Sr. Unsec’d. Notes	5.700	01/24/22	255	298,156
Sr. Unsec’d. Notes	7.625	06/01/19	265	319,851
Sub. Notes(a)	5.750	08/15/16	355	375,624
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650	10/29/15	180	181,174
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	5.300	10/30/15	100	102,572
Sr. Unsec’d. Notes	6.400	10/02/17	90	100,408
Sr. Unsec’d. Notes	7.250	02/01/18	220	253,278
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.125	07/15/39	200	314,616
Sr. Unsec’d. Notes	8.500	05/22/19	65	80,950
Sub. Notes	6.675	09/13/43	240	320,029
Sub. Notes	6.125	08/25/36	165	199,815
Discover Bank, Sr. Unsec’d. Notes(a)	4.250	03/13/26	315	333,977

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	4.800%	07/08/44	400	$444,236
Sr. Unsec’d. Notes	5.250	07/27/21	270	307,048
Sr. Unsec’d. Notes	6.250	09/01/17	5	5,545
Sub. Notes	5.625	01/15/17	10	10,723
Sub. Notes(a)	6.750	10/01/37	275	361,090
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(a)	2.600	08/02/18	195	198,873
Sub. Notes	7.000	12/15/20	20	24,261
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	2.250	06/24/21	670	687,179
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125	01/15/16	200	202,724
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1	7.900(c)	04/29/49	300	322,875
Sr. Unsec’d. Notes	5.400	01/06/42	150	179,611
Sub. Notes	3.375	05/01/23	105	105,706
Sub. Notes(a)	5.625	08/16/43	195	233,896
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	6.375	01/21/21	200	241,964
Gtd. Notes, MTN, 144A(a)	5.800	01/13/20	195	226,957
Morgan Stanley, Jr. Sub. Notes(a)	5.450(c)	12/31/49	125	125,938
Sr. Unsec’d. Notes, GMTN	5.450	01/09/17	460	492,077
Sr. Unsec’d. Notes, MTN	5.625	09/23/19	285	324,408
Sr. Unsec’d. Notes(a)	6.375	07/24/42	145	193,389
Sr. Unsec’d. Notes, Series G, GMTN(a)	5.500	07/28/21	110	127,607
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346(c)	07/29/49	150	157,875
Northern Trust Corp., Sub. Notes(a)	3.950	10/30/25	150	161,142
PNC Funding Corp., Gtd. Notes	6.700	06/10/19	65	77,318
Royal Bank of Canada (Canada), Covered Bonds	2.200	09/23/19	465	473,509
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	6.400	10/21/19	250	289,379
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000	09/24/15	110	110,857
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes(a)	2.450	01/10/19	250	253,976

See Notes to Financial Statements.

Prudential Balanced Fund	51

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A	1.950%	04/02/20	490	$491,971
US Bancorp, Sub. Notes, MTN	2.950	07/15/22	130	132,244
Wells Fargo & Co., Sub. Notes	4.125	08/15/23	345	368,252

				11,891,215

Brokerage 0.1%
Jefferies Group, Inc., Sr. Unsec’d. Notes	6.500	01/20/43	65	64,674
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	5.250	02/06/12	345	49,594
Sr. Unsec’d. Notes(d)	6.875	05/02/18	100	14,500
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000	09/13/16	100	100,939

				229,707

Building Materials & Construction 0.2%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $120,000; purchased 10/27/14)(e)(f)	5.375	11/15/24	120	121,800
D.R. Horton, Inc., Gtd. Notes	3.625	02/15/18	150	153,000
Mohawk Industries, Inc., Sr. Unsec’d. Notes	6.125	01/15/16	119	123,528
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $210,000; purchased 06/19/14)(e)(f)	5.250	06/27/29	210	169,575
Owens Corning, Inc., Gtd. Notes	4.200	12/15/22	90	93,920

				661,823

Cable 0.3%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625	09/15/17	125	140,625
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125	04/30/20	175	182,875
Comcast Corp., Gtd. Notes	6.450	03/15/37	35	47,394
Gtd. Notes	6.950	08/15/37	65	92,326
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500	03/01/16	45	45,990
Gtd. Notes(a)	5.150	03/15/42	200	209,014

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
DISH DBS Corp., Gtd. Notes	7.125%	02/01/16	150	$155,813
Time Warner Cable, Inc., Gtd. Notes	5.850	05/01/17	310	337,180
Videotron Ltd. (Canada), Gtd. Notes	5.000	07/15/22	150	154,500

				1,365,717

Capital Goods 0.4%
Actuant Corp., Gtd. Notes	5.625	06/15/22	160	165,800
Case New Holland, Inc., Gtd. Notes	7.875	12/01/17	125	138,475
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	5.500	03/15/16	50	52,355
Clean Harbors, Inc., Gtd. Notes	5.250	08/01/20	125	127,813
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $295,482; purchased 10/10/07)(e)(f)	6.375	10/15/17	296	331,672
Gtd. Notes, 144A (original cost $19,827; purchased 10/10/07)(e)(f)	7.000	10/15/37	20	26,969
General Electric Co., Sr. Unsec’d. Notes	4.125	10/09/42	15	15,832
Sr. Unsec’d. Notes	4.500	03/11/44	25	28,063
Griffon Corp., Gtd. Notes	5.250	03/01/22	65	64,129
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $59,942; purchased 05/08/12)(e)(f)	3.125	05/11/15	60	60,127
SPX Corp., Gtd. Notes(a)	6.875	09/01/17	225	244,687
United Technologies Corp., Sr. Unsec’d. Notes	5.700	04/15/40	60	76,837
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	160	176,316

				1,509,075

Chemicals 0.2%
Ashland, Inc., Sr. Unsec’d. Notes(a)	3.875	04/15/18	135	138,375
CF Industries, Inc., Gtd. Notes(a)	5.375	03/15/44	90	101,120
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.625	10/01/44	10	10,453
Sr. Unsec’d. Notes(a)	9.400	05/15/39	67	110,901
Koppers, Inc., Gtd. Notes	7.875	12/01/19	200	200,500
Monsanto Co., Sr. Unsec’d. Notes(a)	4.400	07/15/44	35	37,639

See Notes to Financial Statements.

Prudential Balanced Fund	53

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	55	$63,594
Sr. Unsec’d. Notes	5.625	11/15/43	170	201,876
Union Carbide Corp., Sr. Unsec’d. Notes	7.500	06/01/25	100	129,808

				994,266

Consumer 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250	04/15/18	300	336,878

Electric 0.5%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250	08/01/16	35	37,528
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350	10/01/36	115	159,201
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125	04/01/36	120	156,422
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950	03/15/33	120	171,214
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38	55	74,722
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	168,477
Exelon Corp., Sr. Unsec’d. Notes	4.900	06/15/15	30	30,237
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750	03/15/18	180	184,336
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	50	56,286
Florida Power & Light Co., First Mortgage	5.950	10/01/33	60	79,999
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	30	36,427
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250	04/01/16	150	156,750
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881	08/15/19	100	111,968
NSTAR LLC, Sr. Unsec’d. Notes	4.500	11/15/19	90	99,210
Public Service Co. of Colorado, First Mortgage	4.300	03/15/44	35	39,872
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950	05/15/18	55	64,569
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	166,557
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800	09/15/41	105	121,678
Sr. Unsec’d. Notes	5.613	04/01/17	36	39,233

				1,954,686

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Integrated
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%	10/01/20	70	$77,647
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A(a)	5.375	01/26/19	100	66,000

				143,647

Energy - Other 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	6.375	09/15/17	300	333,789
Sr. Unsec’d. Notes	6.450	09/15/36	50	62,025
Sr. Unsec’d. Notes	6.950	06/15/19	25	29,495
Devon Financing Corp. LLC, Gtd. Notes	7.875	09/30/31	200	272,608
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes(a)	4.800	11/01/43	10	11,302
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	120	123,052
Helmerich & Payne International Drilling Co., Gtd. Notes, 144A	4.650	03/15/25	240	248,547
Nabors Industries, Inc., Gtd. Notes	4.625	09/15/21	140	134,734
Valero Energy Corp., Sr. Unsec’d. Notes(a)	4.900	03/15/45	65	67,200

				1,282,752

Foods 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000	11/15/39	235	363,863
Bunge Ltd. Finance Corp., Gtd. Notes	8.500	06/15/19	145	178,675
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $149,288; purchased 11/19/2007)(e)(f)	6.000	11/27/17	150	167,274
Tyson Foods, Inc., Gtd. Notes	6.600	04/01/16	150	158,236

				868,048

Gaming
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.375	11/01/18	150	154,125

Healthcare & Pharmaceutical 0.8%
Actavis Funding SCS, Gtd. Notes	3.800	03/15/25	115	118,683
Gtd. Notes	4.550	03/15/35	265	276,214

See Notes to Financial Statements.

Prudential Balanced Fund	55

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Actavis, Inc., Gtd. Notes	6.125%	08/15/19	75	$85,685
Amgen, Inc., Sr. Unsec’d. Notes	5.150	11/15/41	335	385,840
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	6.450	09/15/37	110	151,318
Becton Dickinson and Co., Sr. Unsec’d. Notes(a)	3.734	12/15/24	140	146,524
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125	10/15/20	175	177,953
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	5.650	12/01/41	30	38,220
HCA, Inc., Sr. Sec’d. Notes	4.250	10/15/19	55	56,513
Sr. Sec’d. Notes	4.750	05/01/23	200	207,500
Sr. Sec’d. Notes	5.250	04/15/25	100	108,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200	02/01/22	20	20,247
Sr. Unsec’d. Notes	5.625	12/15/15	250	258,039
LifePoint Hospitals, Inc., Gtd. Notes	6.625	10/01/20	125	130,938
Mallinckrodt International Finance SA, Gtd. Notes	3.500	04/15/18	175	172,375
Medtronic, Inc., Gtd. Notes, 144A	3.500	03/15/25	440	459,972
Gtd. Notes, 144A	4.375	03/15/35	185	201,177
Mylan, Inc., Gtd. Notes	1.800	06/24/16	50	50,402
Novartis Capital Corp. (Switzerland), Gtd. Notes(a)	4.400	05/06/44	210	241,858
Zoetis, Inc., Sr. Unsec’d. Notes	4.700	02/01/43	20	20,855

				3,308,313

Healthcare Insurance 0.2%
Cigna Corp., Sr. Unsec’d. Notes(a)	5.875	03/15/41	50	65,451
Sr. Unsec’d. Notes	6.150	11/15/36	140	185,992
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000	06/15/17	60	66,455
Sr. Unsec’d. Notes	6.500	06/15/37	100	140,637
Sr. Unsec’d. Notes	6.625	11/15/37	80	114,102
WellPoint, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	45	48,778
Sr. Unsec’d. Notes	4.650	01/15/43	30	32,519

				653,934

See Notes to Financial Statements.

56

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance 0.9%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%	11/15/20	80	$90,627
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500	06/15/43	20	22,753
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.500	07/16/44	125	134,177
Sr. Unsec’d. Notes	6.400	12/15/20	260	314,942
Axis Specialty Finance LLC, Gtd. Notes(a)	5.875	06/01/20	160	183,911
Chubb Corp. (The), Jr. Sub. Notes(a)	6.375(c)	03/29/67	210	222,600
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100(c)	12/29/49	200	217,750
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000	01/15/19	90	102,308
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000	03/15/34	180	233,386
Lincoln National Corp., Jr. Sub. Notes(a)	6.050(c)	04/20/67	40	38,540
Sr. Unsec’d. Notes	6.300	10/09/37	110	141,933
Sr. Unsec’d. Notes	7.000	06/15/40	130	179,943
Sr. Unsec’d. Notes	8.750	07/01/19	70	88,080
Markel Corp., Sr. Unsec’d. Notes	5.000	03/30/43	25	27,536
MetLife, Inc., Sr. Unsec’d. Notes	5.700	06/15/35	135	171,185
Sr. Unsec’d. Notes	6.375	06/15/34	15	20,257
Sr. Unsec’d. Notes	6.750	06/01/16	50	53,364
New York Life Insurance Co., Sub. Notes, 144A	6.750	11/15/39	110	157,561
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A(a)	5.100(c)	10/16/44	295	319,706
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063	03/30/40	60	79,459
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375	04/30/20	105	122,149
Pacific Life Insurance Co., Sub. Notes, 144A	9.250	06/15/39	140	223,271
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	16,359
Progressive Corp. (The), Jr. Sub. Notes	6.700(c)	06/15/37	110	115,981
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(e)	6.850	12/16/39	240	334,446
Unum Group, Sr. Unsec’d. Notes	5.625	09/15/20	50	57,233

See Notes to Financial Statements.

Prudential Balanced Fund	57

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.600%	05/15/15	110	$110,575
Sr. Unsec’d. Notes	6.150	08/15/19	90	103,065

				3,883,097

Lodging 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750	07/01/22	200	217,000
Marriott International, Inc., Sr. Unsec’d. Notes	3.250	09/15/22	130	132,434
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750	05/15/18	500	572,458
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500	03/01/18	60	60,252

				982,144

Media & Entertainment 0.2%
Historic TW, Inc., Gtd. Notes	9.150	02/01/23	100	138,108
News America, Inc., Gtd. Notes(a)	6.150	02/15/41	70	90,501
Gtd. Notes	7.625	11/30/28	125	169,451
Time Warner Cos., Inc., Gtd. Notes	7.250	10/15/17	160	183,215
Time Warner, Inc., Gtd. Notes	6.200	03/15/40	25	31,959
Gtd. Notes	6.250	03/29/41	30	38,717
Gtd. Notes	7.625	04/15/31	10	13,982
Viacom, Inc., Sr. Unsec’d. Notes(a)	4.875	06/15/43	55	55,052
Sr. Unsec’d. Notes	5.850	09/01/43	60	67,544

				788,529

Metals 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	5.000	09/30/43	140	160,328
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050	10/23/15	105	105,441
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625	06/09/21	110	111,853
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	5.000	06/01/15	115	115,746
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	7.500	07/27/35	95	108,351

				601,719

See Notes to Financial Statements.

58

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Non-Captive Finance 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19	150	$150,703
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN	6.000	08/07/19	600	700,908
Sr. Unsec’d. Notes, GMTN	6.875	01/10/39	170	244,550
Sub. Notes	5.300	02/11/21	100	115,513
Navient LLC, Sr. Unsec’d. Notes, MTN	8.450	06/15/18	90	99,900

				1,311,574

Packaging 0.1%
Ball Corp., Gtd. Notes(a)	4.000	11/15/23	250	243,750
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes(a)	4.500	01/15/23	150	151,313

				395,063

Paper 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $39,765; purchased 10/27/10)(e)(f)	5.400	11/01/20	40	45,634
International Paper Co., Sr. Unsec’d. Notes	6.000	11/15/41	30	35,609
Sr. Unsec’d. Notes	7.300	11/15/39	175	233,482
Sr. Unsec’d. Notes	7.500	08/15/21	85	106,795
Rock-Tenn Co., Gtd. Notes	4.900	03/01/22	95	104,686

				526,206

Pipelines & Other 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	4.900	03/15/35	35	34,764
Sr. Unsec’d. Notes	5.150	03/15/45	90	90,564
Enterprise Products Operating LLC, Gtd. Notes(a)	4.850	03/15/44	160	172,476
Gtd. Notes	6.875	03/01/33	35	45,946
NiSource Finance Corp., Gtd. Notes	4.800	02/15/44	40	44,969
Gtd. Notes	5.250	09/15/17	55	60,136
Gtd. Notes	5.450	09/15/20	70	80,580

See Notes to Financial Statements.

Prudential Balanced Fund	59

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
ONEOK Partners LP, Gtd. Notes(a)	6.200%	09/15/43	205	$213,468

				742,903

Railroads 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450	03/15/43	100	107,135
Sr. Unsec’d. Notes	6.700	08/01/28	135	176,291
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	170	222,697
Norfolk Southern Corp., Sr. Unsec’d. Notes	2.903	02/15/23	97	97,652
Sr. Unsec’d. Notes	5.590	05/17/25	20	24,007

				627,782

Real Estate Investment Trusts (REITs) 0.1%
Mack-Cali Realty Corp., Sr. Unsec’d. Notes	7.750	08/15/19	115	132,960
ProLogis LP, Gtd. Notes	6.875	03/15/20	11	12,973
Simon Property Group LP, Sr. Unsec’d. Notes	2.800	01/30/17	30	30,863
Sr. Unsec’d. Notes	3.375	03/15/22	30	31,208

				208,004

Retailers 0.1%
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.300	12/05/43	35	42,757
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200	04/01/43	110	120,173
Limited Brands, Inc., Gtd. Notes	6.625	04/01/21	125	143,189
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	6.500	03/15/29	60	78,637
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875	01/15/22	45	48,034
Target Corp., Sr. Unsec’d. Notes	3.500	07/01/24	60	63,701

				496,491

Technology 0.1%
Fiserv, Inc., Gtd. Notes	3.125	06/15/16	70	71,796
Oracle Corp., Sr. Unsec’d. Notes	4.300	07/08/34	145	157,334
Seagate HDD Cayman, Gtd. Notes	3.750	11/15/18	90	93,796

				322,926

See Notes to Financial Statements.

60

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications 0.5%
AT&T Corp., Sr. Unsec’d. Notes(a)	4.800%	06/15/44	305	$312,329
AT&T, Inc., Sr. Unsec’d. Notes	5.350	09/01/40	33	36,013
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(a)	9.625	12/15/30	50	82,464
Embarq Corp., Sr. Unsec’d. Notes (original cost $84,771; purchased 05/04/11-05/11/11)(e)(f)	7.082	06/01/16	75	79,556
Sr. Unsec’d. Notes (original cost $59,996; purchased 05/12/06)(e)(f)	7.995	06/01/36	60	71,346
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000	12/01/16	125	130,500
Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes	5.500	11/15/19	40	45,280
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862	08/21/46	65	68,051
Sr. Unsec’d. Notes	5.012	08/21/54	523	542,660
Sr. Unsec’d. Notes, 144A	4.522	09/15/48	220	219,002
Sr. Unsec’d. Notes, 144A	4.672	03/15/55	472	462,249

				2,049,450

Tobacco 0.2%
Altria Group, Inc., Gtd. Notes	10.200	02/06/39	52	91,960
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050	02/11/18	245	246,398
Lorillard Tobacco Co., Gtd. Notes(a)	8.125	06/23/19	50	61,151
Reynolds American, Inc., Gtd. Notes	6.750	06/15/17	220	244,135

				643,644

TOTAL CORPORATE BONDS (cost $36,835,717)				40,206,825

ASSET-BACKED SECURITIES 3.4%

Collateralized Loan Obligations 2.0%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.437(c)	04/20/25	250	246,397
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.444(c)	07/13/25	300	295,573
Series 2014-3A, Class A1, 144A	1.756(c)	04/28/26	300	299,143

See Notes to Financial Statements.

Prudential Balanced Fund	61

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.796% (c)	10/15/26	250	$249,673
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	1.791(c)	04/18/27	250	249,625
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	1.857(c)	10/20/26	250	250,255
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.733(c)	01/15/26	250	248,652
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.403(c)	04/17/25	250	246,176
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.807(c)	04/20/26	350	349,606
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.685(c)	07/15/26	250	248,668
Flagship VII CLO Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	1.727(c)	01/20/26	300	298,826
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.704(c)	10/15/26	250	248,865
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.393(c)	04/15/24	300	295,410
ING Investment Management Co. (Cayman Islands), Series 2013-3A, Class A2, 144A	2.057(c)	01/18/26	300	287,543
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.733(c)	04/15/26	850	850,354
Series 2014-9A, Class A1, 144A	1.676(c)	07/25/26	600	596,016
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.558(c)	08/13/25	300	296,609
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.737(c)	07/17/26	300	299,855
Shackleton CLO VI (Cayman Islands), Series 2014-6A, Class A1, 144A	1.737(c)	07/17/26	250	249,878
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.303(c)	04/15/25	300	294,551
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.957(c)	10/20/23	250	251,888

See Notes to Financial Statements.

62

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.373% (c)	07/15/25	300	$294,758
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	1.885(c)	04/20/26	250	249,044
Voya CLO Ltd. (Cayman Islands), Series 2012-2AR, Class AR, 144A	1.570(c)	10/15/22	750	749,625
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.757(c)	04/20/26	350	348,985

				8,295,975

Non-Residential Mortgage-Backed Securities 1.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500	07/20/21	800	805,922
Chase Issuance Trust, Series 2007-C1, Class C1	0.635(c)	04/15/19	800	796,942
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310	04/15/26	500	509,344
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 144A	2.260	11/15/25	300	305,561
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	1.025(c)	06/15/18	600	600,116
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.407(c)	07/22/25	250	245,887
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.907(c)	08/17/22	250	251,855
Springleaf Funding Trust, Series AA, Class A, 144A	3.160	11/15/24	400	403,792

				3,919,419

Residential Mortgage-Backed Securities 0.4%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	1.824(c)	03/25/33	46	43,537
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	0.924(c)	03/25/34	407	388,261
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	3.996	07/25/35	58	56,021
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.985	07/25/34	69	65,978

See Notes to Financial Statements.

Prudential Balanced Fund	63

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.224% (c)	12/27/33	307	$296,082
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.074(c)	07/25/32	71	68,104
Series 2002-NC4, Class M1	1.449(c)	09/25/32	85	83,473
RASC Trust, Series 2004-KS2, Class MI1	4.710(c)	03/25/34	22	19,453
Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.939(c)	02/25/34	156	146,159
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200	10/20/30	429	432,279

				1,599,347

TOTAL ASSET-BACKED SECURITIES (cost $13,713,662)				13,814,741

COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000	01/25/36	295	249,473
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	2.663(c)	02/25/35	55	53,294
Series 2005-B, Class 2A1	2.657(c)	03/25/35	62	56,160
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.526(c)	02/25/37	161	156,792
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/19	51	52,123
Fannie Mae Connecticut Avenue Securities, Series 2014-C014, Class 1M1	2.124(c)	11/25/24	659	665,372
Series 2015-C01, Class 1M1	1.672(c)	02/25/25	190	190,898
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.489(c)	07/25/35	93	93,084
MASTR Alternative Loan Trust, Series 2003-8, Class 4A1	7.000	12/25/33	6	6,270
Series 2004-4, Class 4A1	5.000	04/25/19	59	59,778
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.545(c)	02/25/34	90	89,105
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000	03/25/20	28	27,787

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $1,747,697)				1,700,136

See Notes to Financial Statements.

64

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES 4.4%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%	10/10/45	600	$607,799
Series 2007-2, Class A1A	5.536(c)	04/10/49	882	938,983
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class ASB	5.413	10/15/49	255	256,179
Series 2007-C6, Class A4	5.703(c)	12/10/49	100	108,179
Series 2013-GC11, Class A3	2.815	04/10/46	100	101,929
Series 2014-GC21, Class A4	3.575	05/10/47	420	446,822
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929	03/10/46	200	205,433
Series 2013-CR8, Class A4	3.334	06/10/46	600	631,578
Series 2014-CR15, Class A2	2.928	02/10/47	400	415,458
COMM Mortgage Trust, Series 2014-CR18, Class A4	3.550	07/15/47	400	425,201
Series 2014-UBS3, Class A2	2.844	06/10/47	300	310,252
Series 2014-UBS4, Class A4	3.420	08/10/47	700	734,378
Series 2005-GG5, Class AM	5.277(c)	04/10/37	740	751,156
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.469(c)	02/15/39	782	797,557
Fannie Mae-ACES, Series M2, Class A2	3.513(c)	12/25/23	375	405,870
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873	12/25/21	500	522,911
Series K020, Class A2	2.373	05/25/22	1,000	1,013,207
Series K020, Class X1, I/O	1.463(c)	05/25/22	2,918	245,566
Series K021, Class X1, I/O	1.501(c)	06/25/22	881	76,615
Series K025, Class X1, I/O	0.899(c)	10/25/22	1,484	81,415
Series K029, Class A2	3.320(c)	02/25/23	800	860,126
Series K030, Class A2	3.250(c)	04/25/23	300	321,089
Series K034, Class A2	3.531(c)	07/25/23	400	435,174
Series K501, Class X1A, I/O	1.643(c)	08/25/16	888	14,176
Series K710, Class X1, I/O	1.777(c)	05/25/19	2,446	152,770
Series K711, Class X1, I/O	1.705(c)	07/25/19	2,459	149,416
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136	02/10/48	400	409,572
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4	4.895	09/12/37	434	435,430
Series 2005-LDP2, Class AM	4.780	07/15/42	100	100,149
Series 2013-C16, Class A2	3.070	12/15/46	700	733,302

See Notes to Financial Statements.

Prudential Balanced Fund	65

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523%	05/12/45	161	$163,675
Series 2012-CBX, Class A3	3.139	06/15/45	277	286,148
Series 2012-LC9, Class A4	2.611	12/15/47	200	200,779
Series 2013-C10, Class A4	2.875	12/15/47	500	510,184
Series 2013-LC11, Class A4	2.694	04/15/46	200	201,350
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	5.868(c)	06/12/46	461	477,843
Series 2007-6, Class A2	5.331	03/12/51	226	228,342
Series 2007-7, Class ASB	5.735(c)	06/12/50	250	251,126
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863	12/15/48	200	203,454
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.646(c)	10/15/42	569	579,251
Series 2007-HQ11, Class A31	5.439	02/12/44	34	34,181
Series 2007-HQ11, Class AAB	5.444	02/12/44	323	322,767
Series 2007-T27, Class AAB	5.654(c)	06/11/42	47	47,716
PNC Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X, I/O	1.582(c)	09/15/30	124	4,690
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792	12/10/45	200	204,064
Series 2013-C5, Class A3	2.920	03/10/46	500	510,958
Series 2013-C6, Class A3	2.971	04/10/46	200	205,585
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179(c)	07/15/42	135	136,029
Series 2007-C34, Class A1A	5.608(c)	05/15/46	989	1,050,231

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $18,288,698)				18,306,065

FOREIGN AGENCIES 0.6%
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875	01/15/24	200	213,000
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125	06/29/20	100	114,341
Kommunalbanken AS (Norway), Sr. Unsec’d Notes, 144A	1.125	05/23/18	382	381,357
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	6.625	06/15/35	255	291,975

See Notes to Financial Statements.

66

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
FOREIGN AGENCIES (Continued)
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	195	$186,517
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	3.500	01/30/23	115	112,298
Gtd. Notes	4.875	01/18/24	65	68,803
Gtd. Notes	5.500	01/21/21	300	329,250
Gtd. Notes	6.500	06/02/41	85	96,263
RSHB Capital SA For OJSC Russian Agricultural Bank (Russia), Sr. Unsec’d. Notes, 144A	6.299	05/15/17	200	194,988
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750	04/10/17	250	250,199
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750	05/07/19	200	203,786

TOTAL FOREIGN AGENCIES (cost $2,407,632)				2,442,777

MUNICIPAL BONDS 0.5%

California 0.1%
Bay Area Toll Authority, Taxable, Revenue Bonds, BABs	6.263	04/01/49	220	316,782
State of California, GO, Tax. Var. Purp., BABs	7.500	04/01/34	15	22,436
GO, BABs(a)	7.300	10/01/39	210	313,013

				652,231

Illinois 0.1%
City of Chicago IL, O’Hare Int’l. Arpt., BABs	6.395	01/01/40	160	217,597

New Jersey 0.1%
New Jersey State Turnpike Auth. Rev., Tax. Issuer Subs., Ser. F, BABs(a)	7.414	01/01/40	165	248,276

New York 0.1%
New York City Trans. Fin. Auth., Tax. Future, Tax. Secd. Sub., Ser. C-2, BABs	5.767	08/01/36	190	240,225

Ohio
Ohio State University Gen. Repts., BABs	4.910	06/01/40	65	79,302

See Notes to Financial Statements.

Prudential Balanced Fund	67

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

Ohio (cont’d.)
Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld. Fd. B-2 Wtr. Quality, BABs	4.879%	12/01/34	45	$52,528

				131,830

Oregon
Oregon State Department of Trans. Hwy. User Tax Rev., Taxable Sub. Lien, Ser. A, BABs	5.834	11/15/34	70	92,350

Pennsylvania
Pennsylvania Turnpike Commission Rev., Ser. B, BABs	5.511	12/01/45	80	100,352

Tennessee 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub. B, Direct Pay, BABs	6.731	07/01/43	160	215,104

Texas
Texas State Trans. Commission Rev., Taxable First Tier, Ser. B, BABs	5.028	04/01/26	50	59,329

TOTAL MUNICIPAL BONDS (cost $1,451,660)				1,957,294

SOVEREIGN BONDS 0.4%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	4.250	01/07/25	200	196,000
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000	02/26/24	225	231,975
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000	03/25/19	90	93,871
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.875	01/17/18	165	186,037
Sr. Unsec’d. Notes, 144A	5.875	03/13/20	200	226,250
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	3.625	03/15/22	100	103,850
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(a)	5.200	01/30/20	100	111,250

See Notes to Financial Statements.

68

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
SOVEREIGN BONDS (Continued)
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000%	03/17/23		160	$164,240
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125	01/22/44		50	63,938
Sr. Unsec’d. Notes, 144A(a)	4.875	01/22/24		30	33,225
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000	06/05/20		190	219,450
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	4.750	03/08/44		118	123,900

TOTAL SOVEREIGN BONDS (cost $1,690,816)					1,753,986

U.S. GOVERNMENT AGENCY OBLIGATIONS 11.1%
Federal Home Loan Bank	0.375	08/28/15		55	55,038
Federal Home Loan Bank	4.000	02/01/41		700	750,499
Federal Home Loan Bank	5.500	07/15/36		135	189,283
Federal Home Loan Mortgage Corp.	2.236(c)	12/01/35		53	56,310
Federal Home Loan Mortgage Corp.	2.375	01/13/22		790	816,937
Federal Home Loan Mortgage Corp.	3.000	TBA		2,000	2,035,586
Federal Home Loan Mortgage Corp.	3.000	06/01/29		458	481,746
Federal Home Loan Mortgage Corp.	3.500	TBA	(g)	1,500	1,572,041
Federal Home Loan Mortgage Corp.	3.500	08/01/26		480	513,437
Federal Home Loan Mortgage Corp.	4.000	06/01/26 - 11/01/39		807	864,901
Federal Home Loan Mortgage Corp.	4.500	TBA	(g)	500	544,492
Federal Home Loan Mortgage Corp.	4.500	10/01/39		493	537,666
Federal Home Loan Mortgage Corp.	5.000	07/01/18 - 10/01/35		437	476,854
Federal Home Loan Mortgage Corp.	5.500	12/01/33 - 10/01/37		368	414,567
Federal Home Loan Mortgage Corp.	6.000	01/01/34		85	96,977
Federal Home Loan Mortgage Corp.	7.000	10/01/31 - 05/01/32		49	57,119
Federal National Mortgage Assoc.(a)	1.625	01/21/20		1,130	1,137,805
Federal National Mortgage Assoc.	1.875	02/19/19		30	30,692
Federal National Mortgage Assoc.	1.917(c)	07/01/37		266	282,260
Federal National Mortgage Assoc.	2.500	TBA	(g)	2,000	2,054,062
Federal National Mortgage Assoc.	2.625	09/06/24		620	642,376
Federal National Mortgage Assoc.	3.000	TBA		1,250	1,274,878
Federal National Mortgage Assoc.	3.000	12/01/42 - 07/01/43		1,406	1,440,771
Federal National Mortgage Assoc.	3.500	TBA	(g)	2,000	2,100,625
Federal National Mortgage Assoc.	3.500	TBA		5,500	5,762,754
Federal National Mortgage Assoc.	3.500	06/01/39		272	285,993

See Notes to Financial Statements.

Prudential Balanced Fund	69

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.(h)	3.500%	05/01/42		2,639	$2,775,694
Federal National Mortgage Assoc.	4.000	TBA		2,000	2,135,000
Federal National Mortgage Assoc.	4.500	TBA	(g)	750	816,153
Federal National Mortgage Assoc.	4.500	07/01/19 - 08/01/40		1,053	1,149,703
Federal National Mortgage Assoc.	5.000	TBA	(g)	2,000	2,223,906
Federal National Mortgage Assoc.	5.000	10/01/18 - 02/01/36		284	312,902
Federal National Mortgage Assoc.	5.500	12/01/16 - 07/01/34		614	696,042
Federal National Mortgage Assoc.	6.000	09/01/17 - 08/01/38		1,095	1,257,470
Federal National Mortgage Assoc.	6.500	07/01/17 - 10/01/37		753	872,257
Federal National Mortgage Assoc.	7.000	06/01/32		28	34,958
Federal National Mortgage Assoc.	7.500	09/01/30		2	2,592
Federal National Mortgage Assoc.	8.000	12/01/23		4	4,398
Federal National Mortgage Assoc.	8.500	02/01/28		5	6,448
Financing Corp., FICO Strip Principal, Series A-P	1.280(i)	10/06/17		240	233,683
Financing Corp., FICO Strip Principal, Series B-P	1.280(i)	10/06/17		330	322,706
Government National Mortgage Assoc.	3.000	TBA		500	514,609
Government National Mortgage Assoc.	3.000	TBA	(g)	500	514,834
Government National Mortgage Assoc.	3.500	TBA	(g)	2,500	2,630,566
Government National Mortgage Assoc.	4.000	TBA	(g)	2,500	2,663,574
Government National Mortgage Assoc.	4.500	06/20/41		815	888,507
Government National Mortgage Assoc.	5.500	07/15/33 - 02/15/36		782	887,656
Government National Mortgage Assoc.	6.500	09/15/23 - 08/15/32		225	260,806
Government National Mortgage Assoc.	7.000	06/15/24 - 05/15/31		44	52,228
Government National Mortgage Assoc.	7.500	04/15/29 - 05/15/31		6	5,915
Government National Mortgage Assoc.	8.000	08/15/22 - 06/15/25		56	63,482

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $44,496,838)					45,801,758

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Bonds	2.500	02/15/45		580	574,653
U.S. Treasury Bonds	3.000	11/15/44		245	268,447
U.S. Treasury Notes	0.625	05/31/17		1,160	1,160,090
U.S. Treasury Notes	0.875	01/15/18		535	535,544
U.S. Treasury Notes	1.000	09/15/17		140	140,962
U.S. Treasury Notes	1.375	06/30/18 - 03/31/20		1,200	1,202,696
U.S. Treasury Notes	1.500	12/31/18		70	70,930
U.S. Treasury Notes	1.625	04/30/19		4,425	4,498,287
U.S. Treasury Notes(j)	2.000	02/28/21		740	758,037
U.S. Treasury Notes	2.000	05/31/21		85	87,039

See Notes to Financial Statements.

70

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes(a)	2.000%	02/15/25	1,200	$1,207,594
U.S. Treasury Notes	2.250	03/31/21	515	534,634
U.S. Treasury Notes	2.375	05/31/18	1,725	1,801,278
U.S. Treasury Notes	3.125	05/15/19	420	451,828
U.S. Treasury Strip Coupon	2.400(i)	08/15/21	735	658,095
U.S. Treasury Strip Coupon	2.500(i)	11/15/30	640	437,360
U.S. Treasury Strip Principal	2.350(i)	05/15/43	360	172,421
U.S. Treasury Strip Principal	3.504(i)	05/15/44	975	455,956

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,807,283)				15,015,851

TOTAL LONG-TERM INVESTMENTS (cost $328,010,946)				396,758,247

			Shares
SHORT-TERM INVESTMENTS 15.0%

AFFILIATED MUTUAL FUNDS 14.9%
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $21,443,171)(Note 3)(k)			2,212,384	20,641,546
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $41,040,428; includes $19,058,334 of cash collateral for securities on loan)(Note 3)(k)(l)			41,040,428	41,040,428

TOTAL AFFILIATED MUTUAL FUNDS (cost $62,483,599)				61,681,974

			Notional Amount (000)#
OPTIONS PURCHASED*

Call Options
2 Year U.S. Treasury Notes, expiring 04/24/15, Strike Price $109.63			7,400	8,094
2 Year U.S. Treasury Notes, expiring 04/24/15, Strike Price $110.13			7,400	578
10 Year U.S. Treasury Notes, expiring 04/24/15, Strike Price $127.00			2,200	44,687
10 Year U.S. Treasury Notes, expiring 04/24/15, Strike Price $133.00			2,200	688

TOTAL OPTIONS PURCHASED (cost $33,321)				54,047

See Notes to Financial Statements.

Prudential Balanced Fund	71

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Bill (cost $389,725)(h)	0.152% (m)	09/17/15	390	$389,817

TOTAL SHORT-TERM INVESTMENTS (cost $62,906,645)				62,125,838

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 111.1% (cost $390,917,591; Note 5)				458,884,085

			Notional Amount (000)#
OPTIONS WRITTEN*

Call Options
2 Year U.S. Treasury Notes, expiring 04/24/15, Strike Price $109.88			14,800	(4,625)
10 Year U.S. Treasury Notes, expiring 04/24/15, Strike Price $130.00			4,400	(14,437)

TOTAL OPTIONS WRITTEN (premiums received $17,164)				(19,062)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 111.1% (cost $390,900,427; Note 5)				458,865,023
Liabilities in excess of other assets(n) (11.1)%				(45,948,993)

NET ASSETS 100.0%				$412,916,030

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

ACES—Alternative Credit Enhancements Securities

BABs—Build America Bonds

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMBS—Collateralized Mortgage-Backed Security

CVA—Certificate Van Aandelen (Bearer)

FHLMC—Federal Home Loan Mortgage Corp.

FICO—Financing Corp.

FTSE—Financial Times and Stock Exchange

GMTN—Global Medium Term Note

GO—General Obligation

See Notes to Financial Statements.

72

I/O—Interest Only

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

REIT—Real Estate Investment Trust

RSP—Non-Voting Shares

SDR—Swedish Depositary Receipt

TBA—To Be Announced

TIPS—Treasury Inflation-Protected Securities

TOPIX—Tokyo Stock Price Index

BRL—Brazilian Real

MXN—Mexican Peso

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,616,077; cash collateral of $19,058,334 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(e)	Indicates a security or securities that have been deemed illiquid.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $1,039,071. The aggregate value of $1,073,953 is approximately 0.3% of net assets.
(g)	Principal amount of $14,250,000 represents “TBA” mortgage dollar rolls.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(j)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	Rate reflects yield to maturity at purchase date.

See Notes to Financial Statements.

Prudential Balanced Fund	73

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
17	2 Year U.S. Treasury Notes	Jun. 2015	$3,712,834	$3,725,656	$12,822
57	5 Year U.S. Treasury Notes	Jun. 2015	6,819,772	6,852,023	32,251
41	10 Year U.S. Treasury Notes	Jun. 2015	5,222,679	5,285,156	62,477
39	DJ Euro Stoxx 50 Index	Jun. 2015	1,521,074	1,522,645	1,571
2	FTSE 100 Index	Jun. 2015	200,407	199,576	(831)
2	MSCI EAFE Index Mini	Jun. 2015	181,595	182,990	1,395
22	S&P 500 E-Mini	Jun. 2015	2,275,310	2,266,880	(8,430)
1	TOPIX Index	Jun. 2015	126,710	128,695	1,985
8	U.S. Ultra Bonds	Jun. 2015	1,331,954	1,359,000	27,046

					130,286

	Short Position:
3	U.S. Long Bonds	Jun. 2015	490,215	491,625	(1,410)

					$128,876

(1)	A U.S. Treasury Obligation with a market value of $389,817 has been segregated with Goldman Sachs & Co. and a U.S. Government Agency Obligation with a market value of $368,165 has been segregated with JPMorgan Chase to cover requirements for open future contracts at March 31, 2015.

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL 5,008	01/01/18	11.770%	1 Day Brazil Interbank Rate(2)	$(54,694)	$—	$(54,694)	Deutsche Bank AG
382	05/17/18	0.989%	3 Month LIBOR(1)	567	—	567	Credit Suisse First Boston Corp.
1,570	03/30/25	2.015%	3 Month LIBOR(1)	(6,049)	—	(6,049)	Barclays Capital Group

				$(60,176)	$—	$(60,176)

See Notes to Financial Statements.

74

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
1,885	12/24/17	1.384%	3 Month LIBOR(1)	$493	$(17,798)	$(18,291)
4,150	10/31/21	1.957%	3 Month LIBOR(1)	(4,817)	(55,286)	(50,469)
MXN 11,100	08/19/24	6.010%	28 Day Mexican Interbank Rate(2)	(2,356)	826	3,182
700	09/08/24	2.569%	3 Month LIBOR(1)	155	(35,178)	(35,333)

				$(6,525)	$(107,436)	$(100,911)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at March 31, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at March 31, 2015(3)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	13,000	$(238,014)	$(235,174)	$2,840

A U.S. Treasury Obligation with a market value of $297,069 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at March 31, 2015.

The Series entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as the reporting date. Increasing fair

See Notes to Financial Statements.

Prudential Balanced Fund	75

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$234,435,932	$20,584,905	$—
Exchange Traded Fund	513,360	—	—
Preferred Stocks	79,560	141,179	—
Rights	3,878	—	—
Corporate Bonds	—	39,596,504	610,321
Asset-Backed Securities
Collateralized Loan Obligations	—	7,296,725	999,250
Non-Residential Mortgage-Backed Securities	—	3,919,419	—
Residential Mortgage-Backed Securities	—	1,599,347	—
Collateralized Mortgage Obligations	—	1,700,136	—
Commercial Mortgage-Backed Securities	—	18,306,065	—
Foreign Agencies	—	2,442,777	—
Municipal Bonds	—	1,957,294	—
Sovereign Bonds	—	1,753,986	—
U.S. Government Agency Obligations	—	45,801,758	—
U.S. Treasury Obligations	—	15,405,668	—
Affiliated Mutual Funds	61,681,974	—	—
Options Purchased	54,047	—	—
Options Written	(19,062)	—	—

See Notes to Financial Statements.

76

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$128,876	$—	$—
Exchange-traded interest rate swaps	—	(100,911)	—
Over-the-counter interest rate swaps	—	(60,176)	—
Exchange-traded credit default swap	—	2,840	—

Total	$296,878,565	$160,347,516	$1,609,571

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2015 was as follows:

Affiliated Mutual Funds (including 4.6% of collateral for securities on loan)	14.9%
U.S. Government Agency Obligations	11.1
Commercial Mortgage-Backed Securities	4.4
Oil, Gas & Consumable Fuels	4.3
Banks	4.0
Pharmaceuticals	3.8
U.S. Treasury Obligations	3.7
Banking	2.9
Technology Hardware, Storage & Peripherals	2.8
Software	2.4
Insurance	2.3
Biotechnology	2.3
Real Estate Investment Trusts (REITs)	2.1
Collateralized Loan Obligations	2.0
Semiconductors & Semiconductor Equipment	1.9
Food & Staples Retailing	1.8
Health Care Providers & Services	1.8
Media	1.6
Specialty Retail	1.6
Chemicals	1.5
Aerospace & Defense	1.5
IT Services	1.5
Internet Software & Services	1.5
Hotels, Restaurants & Leisure	1.3
Capital Markets	1.3
Beverages	1.3
Health Care Equipment & Supplies	1.2
Communications Equipment	1.2
Household Products	1.2%
Tobacco	1.2
Diversified Telecommunication Services	1.0
Diversified Financial Services	1.0
Non-Residential Mortgage-Backed Securities	1.0
Electric Utilities	0.9
Industrial Conglomerates	0.9
Healthcare & Pharmaceutical	0.8
Air Freight & Logistics	0.8
Road & Rail	0.8
Airlines	0.7
Food Products	0.7
Machinery	0.7
Multiline Retail	0.7
Textiles, Apparel & Luxury Goods	0.7
Electrical Equipment	0.6
Foreign Agencies	0.6
Real Estate Management & Development	0.6
Telecommunications	0.5
Auto Components	0.5
Multi-Utilities	0.5
Municipal Bonds	0.5
Electric	0.5
Gas Utilities	0.5
Automobiles	0.5
Sovereign Bonds	0.4
Collateralized Mortgage Obligations	0.4
Electronic Equipment, Instruments & Components	0.4

See Notes to Financial Statements.

Prudential Balanced Fund	77

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Independent Power & Renewable Electricity Producers	0.4%
Residential Mortgage-Backed Securities	0.4
Capital Goods	0.4
Health Care Technology	0.4
Energy Equipment & Services	0.3
Internet & Catalog Retail	0.3
Cable	0.3
Non-Captive Finance	0.3
Energy-Other	0.3
Building Products	0.3
Lodging	0.2
Metals & Mining	0.2
Foods	0.2
Media & Entertainment	0.2
Commercial Services & Supplies	0.2
Pipelines & Other	0.2
Containers & Packaging	0.2
Leisure Products	0.2
Automotive	0.2
Building Materials & Construction	0.2
Consumer Finance	0.2
Healthcare Insurance	0.2
Railroads	0.1%
Metals	0.1
Household Durables	0.1
Trading Companies & Distributors	0.1
Paper	0.1
Exchange Traded Fund	0.1
Retailers	0.1
Professional Services	0.1
Packaging	0.1
Wireless Telecommunication Services	0.1
Construction & Engineering	0.1
Consumer	0.1
Technology	0.1
Construction Materials	0.1
Life Sciences Tools & Services	0.1
Paper & Forest Products	0.1
Brokerage	0.1
Options Purchased	— *
Options Written	— *

111.1
Liabilities in excess of other assets	(11.1)

100.0%

*	Less than 0.05%

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

78

Fair values of derivative instruments as of March 31, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due to/from broker—variation margin swaps	$2,840	*	—	$—
Equity contracts	Due to/from broker—variation margin futures	4,951	*	Due to/from broker—variation margin futures	9,261	*
Equity contracts	Unaffiliated Investments	3,878		—	—
Interest rate contracts	Due to/from broker—variation margin futures	134,596	*	Due to/from broker—variation margin futures	1,410	*
Interest rate contracts	Due to/from broker—variation margin swaps	3,182	*	Due to/from broker—variation margin swaps	104,093	*
Interest rate contracts	Unaffiliated Investments	54,047		Options written outstanding, at value	19,062
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	567		Unrealized depreciation on over-the-counter swap agreements	60,743

Total		$204,061			$194,569

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange traded swap contracts cleared through an exchange. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Balanced Fund	79

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Options Written	Swaps	Total
Credit contracts	$—	$—	$—	$(66,271)	$(66,271)
Equity contracts	—	235,393	—	—	235,393
Interest rate contracts	(30,344)	331,136	(15,318)	(21,433)	264,041

Total	$(30,344)	$566,529	$(15,318)	$(87,704)	$433,163

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Futures	Options Written	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(6,861)	$(6,861)
Equity contracts	2,492	—	21,346	—	—	23,838
Interest rate contracts	—	63,950	98,780	(24,563)	(115,214)	22,953

Total	$2,492	$63,950	$120,126	$(24,563)	$(122,075)	$39,930

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended March 31, 2015, the Series’ average volume of derivative activities is as follows:

Options Purchased(1)	Futures—Long Positions(2)	Futures—Short Positions(2)	Options Written(3)	Interest Rate Swaps(3)	Credit Default Swaps—as Buyer(3)
$59,475	$27,038,001	$3,702,009	$24,933,333	$17,809,093	$9,326,667

(1)	Cost.
(2)	Value at Trade Date.
(3)	Notional Amount.

See Notes to Financial Statements.

80

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Series invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting.

The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Barclays Capital Group	$—	$—	$—	$—
Credit Suisse First Boston Corp.	567	—	—	567
Deutsche Bank AG	—	—	—	—

	$567

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Barclays Capital Group	$(6,049)	$—	$—	$(6,049)
Credit Suisse First Boston Corp.	—	—	—	—
Deutsche Bank AG	(54,694)	—	—	(54,694)

	$(60,743)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Balanced Fund	81

Statement of Assets & Liabilities

as of March 31, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $18,616,077:
Unaffiliated investments (cost $328,433,992)	$397,202,111
Affiliated investments (cost $62,483,599)	61,681,974
Foreign currency, at value (cost $703,827)	691,914
Receivable for investments sold	14,382,641
Dividends and interest receivable	1,216,693
Receivable for Series shares sold	449,119
Tax reclaim receivable	31,810
Due from broker—variation margin futures	25,276
Unrealized appreciation on over-the-counter swap agreements	567
Prepaid expenses	1,902

Total Assets	475,684,007

Liabilities
Payable for investments purchased	42,578,155
Payable to broker for collateral for securities on loan	19,058,334
Payable for Series shares reacquired	257,393
Accrued expenses and other liabilities	249,717
Management fee payable	221,113
Distribution fee payable	114,942
Due to broker—variation margin swaps	60,973
Affiliated transfer agent fee payable	60,819
Unrealized depreciation on over-the-counter swap agreements	60,743
Payable to custodian	47,762
Due to broker—variation margin futures	38,964
Options written outstanding, at value (premiums received $17,164)	19,062

Total Liabilities	62,767,977

Net Assets	$412,916,030

Net assets were comprised of:
Common stock, at par	$26,637
Paid-in capital in excess of par	335,676,805

335,703,442
Undistributed net investment income	1,320,625
Accumulated net realized gain on investment and foreign currency transactions	7,974,400
Net unrealized appreciation on investments and foreign currencies	67,917,563

Net assets, March 31, 2015	$412,916,030

See Notes to Financial Statements.

82

Class A
Net asset value and redemption price per share ($313,488,445 ÷ 20,249,079 shares of common stock issued and outstanding)	$15.48
Maximum sales charge (5.50% of offering price)	0.90

Maximum offering price to public	$16.38

Class B
Net asset value, offering price and redemption price per share
($13,762,545 ÷ 885,344 shares of common stock issued and outstanding)	$15.54

Class C
Net asset value, offering price and redemption price per share
($27,221,968 ÷ 1,751,540 shares of common stock issued and outstanding)	$15.54

Class R
Net asset value, offering price and redemption price per share
($532,561 ÷ 34,396 shares of common stock issued and outstanding)	$15.48

Class Z
Net asset value, offering price and redemption price per share
($57,910,511 ÷ 3,717,130 shares of common stock issued and outstanding)	$15.58

See Notes to Financial Statements.

Prudential Balanced Fund	83

Statement of Operations

Six Months Ended March 31, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $12,825)	$2,745,882
Interest income (net of foreign withholding taxes of $1,126)	1,954,402
Affiliated dividend income	141,987
Affiliated income from securities lending, net	14,845

Total income	4,857,116

Expenses
Management fee	1,316,286
Distribution fee—Class A	463,273
Distribution fee—Class B	73,227
Distribution fee—Class C	116,744
Distribution fee—Class R	1,895
Transfer agent’s fees and expenses (including affiliated expense of $110,400)	323,000
Custodian and accounting fees	121,000
Shareholders’ reports	67,000
Registration fees	42,000
Audit fee	19,000
Directors’ fees	11,000
Legal fees and expenses	10,000
Interest expense	6,150
Commitment fee on syndicated credit agreement	3,000
Insurance expenses	3,000
Miscellaneous	63,043

Total expenses	2,639,618
Less: Management fee waiver and/or expense reimbursement	(40,501)
Less: Distribution fee waiver—Class R	(632)

Net expenses	2,598,485

Net investment income	2,258,631

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	16,337,583
Futures transactions	566,529
Options written transactions	(15,318)
Swap agreement transactions	(87,704)
Foreign currency transactions	(73,369)

16,727,721

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $(66,137))	(461,711)
Futures	120,126
Options written	(24,563)
Swap agreements	(122,075)
Foreign currencies	1,969

(486,254)

Net gain on investment and foreign currency transactions	16,241,467

Net Increase In Net Assets Resulting From Operations	$18,500,098

See Notes to Financial Statements.

84

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2015	Year Ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$2,258,631	$5,352,100
Net realized gain on investment and foreign currency transactions	16,727,721	39,581,876
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(486,254)	6,959,045

Net increase in net assets resulting from operations	18,500,098	51,893,021

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(3,697,052)	(3,859,086)
Class B	(76,099)	(98,460)
Class C	(119,476)	(114,650)
Class R	(5,047)	(3,719)
Class X	—	(714)
Class Z	(797,351)	(1,347,895)

	(4,695,025)	(5,424,524)

Distributions from net realized gains
Class A	(28,365,237)	—
Class B	(1,340,974)	—
Class C	(2,105,339)	—
Class R	(46,177)	—
Class Z	(4,929,070)	—

	(36,786,797)	—

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	33,775,269	49,415,501
Net asset value of shares issued in reinvestment of dividends and distributions	40,521,060	5,296,719
Cost of shares reacquired	(76,092,714)	(59,708,245)

Net decrease in net assets from Series share transactions	(1,796,385)	(4,996,025)

Total increase (decrease)	(24,778,109)	41,472,472

Net Assets:
Beginning of period	437,694,139	396,221,667

End of period(a)	$412,916,030	$437,694,139

(a) Includes undistributed net investment income of:	$1,320,625	$3,757,019

See Notes to Financial Statements.

Prudential Balanced Fund	85

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company was incorporated in Maryland on August 10, 1995 and consists of six series: Prudential Balanced Fund (the “Series”), Prudential Jennison Growth Fund and Prudential Jennison Equity Opportunity Fund which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Prudential Balanced Fund. The financial statements of the other series are not presented herein.

The Series’ investment objective is to seek income and long-term growth of capital.

Note 1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

86

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Prudential Balanced Fund	87

Notes to Financial Statements

(Unaudited) continued

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely

88

marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Prudential Balanced Fund	89

Notes to Financial Statements

(Unaudited) continued

REITs: The Series invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Options: The Series purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates with respect to securities or currencies which the Series currently owns or intends to purchase. The Series also used purchased options to gain exposure to certain securities or foreign currencies. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gains or losses on purchased options are included in net realized gains or losses on investment transactions. Gains or losses on written options are presented separately as net realized gains or losses on options written. The Series, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Series, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

90

When the Series writes an option on a swap contract, an amount equal to any premium received by the Series is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Series becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Series becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Series will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Series invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options, and guarantees the futures and options contracts against default.

Swap Agreements: The Series entered into credit default and interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with

Prudential Balanced Fund	91

Notes to Financial Statements

(Unaudited) continued

counterparty (“OTC-Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Series are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Series used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps: Credit default swaps(“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Series is subject to credit risk in the normal course of pursuing its investment objectives. The Series may enter into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

92

The Series’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on credit event.

As a seller of protection on credit default swap agreements, the Series will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Series would effectively increase investment risk to its portfolio because, in addition to its total assets, the Series may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Series as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Series entered into for the same referenced entity or index. As a buyer of protection, the Series generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Series. For multi-sleeve Series, different sub-advisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for

Prudential Balanced Fund	93

Notes to Financial Statements

(Unaudited) continued

(OTC) derivatives under FASB Accounting Standards Update (ASU) 2013-01 disclosure. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Series is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Series is held in a segregated account by the Series’ custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Series is segregated by the Series’ custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Series and the applicable counterparty. Collateral requirements are determined based on the Series’ net position with each counterparty. Termination events applicable to the Series may occur upon a decline in the Series’ net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Series’ counterparties to elect early termination could impact the Series’ future derivative activity.

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In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized; give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of March 31, 2015, the Series has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Series held rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Series until exercised, sold or expired. Rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Dollar Rolls: The Series may enter into mortgage dollar rolls in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

During the roll period, the Series forgoes principal and interest paid on the securities. The Series’ policy is to record the components of dollar rolls as purchase and sale transactions. The Series had dollar rolls outstanding as of March 31, 2015, which are included in Receivable for investments sold and Payable for investments purchased in the Statement of Assets and Liabilities. The Series maintains a segregated account of

Prudential Balanced Fund	95

Notes to Financial Statements

(Unaudited) continued

U.S. government securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to dollar rolls.

The Series is subject to the risk that the market value of the securities the Series is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, which may differ from actual.

Net Investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Effective on May 22, 2015, the Series expects to pay dividends of net investment income quarterly

96

and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Company is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”) and Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that PIM and QMA furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM and QMA are obligated to keep certain books and records of the Series. PI pays for the services of PIM and QMA, cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .65% of the Series’ daily average net assets up to $1 billion and .60% of the average net assets of the Series in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursement was .65% for the six months ended March 31, 2015. The effective management fee rate, net of waivers and/or expense reimbursement, was .63%.

Prudential Balanced Fund	97

Notes to Financial Statements

(Unaudited) continued

PI has contractually agreed to waive up to .02% of its management fee to the extent that the Series’ annual operating expenses exceed .86% (exclusive of taxes, interest, brokerage commissions, distribution fees and non-routine expenses) of the Series’ average net assets.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares. Formerly through April 11, 2014, the Series had a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, served as co-distributor of the Class X shares of the Series. The Series compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A,B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through December 31, 2015 to limit such expenses to .50% of the averaged daily net assets of the Class R shares. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Prior to the final conversion of Class X shares, Management received the maximum allowable of sales charges for Class X shares in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager were contributed back into the Series and included in the Financial Highlights as a contribution to capital.

PIMS has advised the Series that it has received $222,568 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2015, it received $12 and $14,542 in contingent deferred sales charges imposed upon certain redemptions by Class A and Class B shareholders, respectively.

98

PI, PIM, PIMS, QMA and PAD are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ securities lending agent. Earning from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended March 31, 2015, PIM was compensated $4,434 for the securities lending.

The Series invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of investment securities other than short-term investments and U.S. Government Securities, for the six months ended March 31, 2015 were $385,361,475 and $417,870,176, respectively. The amount of dollar rolls outstanding at March 31, 2015 was $15,120,253 (principal $14,250,000), which was 3.7% of total net assets.

Transactions in options written during the six months ended March 31, 2015, were as follows:

	Notional Amount (000)	Premiums Received
Options outstanding at September 30, 2014	40,800	$46,825
Options written	60,900	93,251
Options terminated in closing purchase transactions	(56,100)	(82,574)
Options expired	(26,400)	(40,338)

Options outstanding at March 31, 2015	19,200	$17,164

Prudential Balanced Fund	99

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2015 were as follows:

Tax Basis	$393,949,992

Appreciation	70,580,387
Depreciation	(5,646,294)

Net Unrealized Appreciation	$64,934,093

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A shares CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for a sale to a limited group of investors.

100

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of capital stock.

The Company is authorized to issue 6.25 billion shares of common stock at $.001 par value per share. There are 1 billion shares authorized for the Series, designated Class A, Class B, Class C, Class M, Class R, Class X and Class Z, each of which consists of 325 million, 125 million, 125 million, 125 million, 75 million, 150 million, and 75 million authorized shares, respectively. As of March 31, 2015, PI owned 288 Class R shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2015:
Shares sold	1,041,593	$16,466,205
Shares issued in reinvestment of dividends and distributions	2,050,647	31,337,844
Shares reacquired	(1,337,725)	(21,153,911)

Net increase (decrease) in shares outstanding before conversion	1,754,515	26,650,138
Shares issued upon conversion from Class B	74,204	1,162,140
Shares reacquired upon conversion into Class Z	(9,111)	(149,143)

Net increase (decrease) in shares outstanding	1,819,608	$27,663,135

Year ended September 30, 2014:
Shares sold	1,111,378	$17,725,315
Shares issued in reinvestment of dividends and distributions	248,844	3,750,081
Shares reacquired	(2,168,870)	(34,151,479)

Net increase (decrease) in shares outstanding before conversion	(808,648)	(12,676,083)
Shares issued upon conversion from Class B and Class X	135,266	2,142,494
Shares reacquired upon conversion into Class Z	(43,275)	(693,473)

Net increase (decrease) in shares outstanding	(716,657)	$(11,227,062)

Prudential Balanced Fund	101

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended March 31, 2015:
Shares sold	30,520	$486,834
Shares issued in reinvestment of dividends and distributions	89,530	1,376,071
Shares reacquired	(66,174)	(1,057,115)

Net increase (decrease) in shares outstanding before conversion	53,876	805,790
Shares reacquired upon conversion into Class A	(73,981)	(1,162,140)

Net increase (decrease) in shares outstanding	(20,105)	$(356,350)

Year ended September 30, 2014:
Shares sold	223,981	$3,520,156
Shares issued in reinvestment of dividends and distributions	6,368	96,540
Shares reacquired	(101,743)	(1,618,479)

Net increase (decrease) in shares outstanding before conversion	128,606	1,998,217
Shares reacquired upon conversion into Class A	(121,959)	(1,944,685)

Net increase (decrease) in shares outstanding	6,647	$53,532

Class C
Six months ended March 31, 2015:
Shares sold	488,431	$7,743,115
Shares issued in reinvestment of dividends and distributions	137,280	2,111,039
Shares reacquired	(137,770)	(2,205,268)

Net increase (decrease) in shares outstanding before conversion	487,941	7,648,886
Shares reacquired upon conversion into Class Z	(3,057)	(48,274)

Net increase (decrease) in shares outstanding	484,884	$7,600,612

Year ended September 30, 2014:
Shares sold	441,757	$7,103,877
Shares issued in reinvestment of dividends and distributions	7,167	108,577
Shares reacquired	(255,675)	(4,065,176)

Net increase (decrease) in shares outstanding before conversion	193,249	3,147,278
Shares reacquired upon conversion into Class Z	(9,417)	(144,796)

Net increase (decrease) in shares outstanding	183,832	$3,002,482

102

Class R	Shares	Amount
Six months ended March 31, 2015:
Shares sold	3,288	$51,208
Shares issued in reinvestment of dividends and distributions	1,809	27,667
Shares reacquired	(52)	(864)

Net increase (decrease) in shares outstanding	5,045	$78,011

Year ended September 30, 2014:
Shares sold	9,183	$145,668
Shares issued in reinvestment of dividends and distributions	89	1,334
Shares reacquired	(703)	(11,207)

Net increase (decrease) in shares outstanding	8,569	$135,795

Class X
Period ended April 11, 2014*:
Shares issued in reinvestment of dividends and distributions	45	$676
Shares reacquired	(861)	(12,932)

Net increase (decrease) in shares outstanding before conversion	(816)	(12,256)
Shares reacquired upon conversion into Class A	(12,886)	(197,809)

Net increase (decrease) in shares outstanding	(13,702)	$(210,065)

Class Z
Six months ended March 31, 2015:
Shares sold	564,020	$9,027,907
Shares issued in reinvestment of dividends and distributions	369,039	5,668,439
Shares reacquired	(3,163,070)	(51,675,556)

Net increase (decrease) in shares outstanding before conversion	(2,230,011)	(36,979,210)
Shares issued upon conversion from Class A and Class C	12,095	197,417

Net increase (decrease) in shares outstanding	(2,217,916)	$(36,781,793)

Year ended September 30, 2014:
Shares sold	1,310,501	$20,920,485
Shares issued in reinvestment of dividends and distributions	88,475	1,339,511
Shares reacquired	(1,262,838)	(19,848,972)

Net increase (decrease) in shares outstanding before conversion	136,138	2,411,024
Shares issued upon conversion from Class A and Class C	52,358	838,269

Net increase (decrease) in shares outstanding	188,496	$3,249,293

*	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for

Prudential Balanced Fund	103

Notes to Financial Statements

(Unaudited) continued

capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series utilized the SCA during the six months ended March 31, 2015. The average daily balance for the 9 days that the Series had loans outstanding during the period was $17,549,000, borrowed at a weighted average interest rate of 1.40%. The maximum loan outstanding amount during the period was $36,802,000. At March 31, 2015, the Series did not have an outstanding loan amount.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

104

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.45		$14.70	$13.37	$11.32	$11.31	$10.52
Income (loss) from investment operations:
Net investment income	.09		.20	.21	.19	.17	.17
Net realized and unrealized gain on investment transactions	.68		1.76	1.34	2.06	.05	.83
Total from investment operations	.77		1.96	1.55	2.25	.22	1.00
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.21)	(.22)	(.20)	(.21)	(.21)
Distributions from net realized gains	(1.54)		-	-	-	-	-
Total dividends and distributions	(1.74)		(.21)	(.22)	(.20)	(.21)	(.21)
Capital Contributions(f):	-		-	-	-	-	- (e)
Net asset value, end of period	$15.48		$16.45	$14.70	$13.37	$11.32	$11.31
Total Return(b):	4.83%		13.43%	11.78%	20.04%	1.91%	9.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$313,488		$303,153	$281,499	$269,131	$243,314	$265,496
Average net assets (000)	$309,699		$295,552	$273,250	$257,847	$271,396	$272,202
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.26%	(g)	1.22%	1.22%	1.29%	1.32%	1.28%
Expenses before waivers and/or expense reimbursement	1.28%	(g)	1.24%	1.24%	1.31%	1.34%	1.30%
Net investment income	1.14%	(g)	1.27%	1.50%	1.55%	1.45%	1.60%
Portfolio turnover rate(d)	102%	(h)	215%	234%	204%	230%	185%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Less than $.005 per share.

(f) The Series received payments related to an unaffiliated-third party settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Balanced Fund	105

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.45		$14.71	$13.38	$11.33	$11.32	$10.53
Income (loss) from investment operations:
Net investment income	.03		.09	.11	.11	.09	.10
Net realized and unrealized gain on investment transactions	.69		1.75	1.35	2.05	.05	.83
Total from investment operations	.72		1.84	1.46	2.16	.14	.93
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.10)	(.13)	(.11)	(.13)	(.14)
Distributions from net realized gains	(1.54)		-	-	-	-	-
Total dividends and distributions	(1.63)		(.10)	(.13)	(.11)	(.13)	(.14)
Capital Contributions(f):	-		-	-	-	-	- (e)
Net asset value, end of period	$15.54		$16.45	$14.71	$13.38	$11.33	$11.32
Total Return(b):	4.48%		12.60%	11.01%	19.18%	1.23%	8.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,763		$14,899	$13,222	$10,142	$10,672	$13,952
Average net assets (000)	$14,686		$14,806	$11,466	$10,739	$13,268	$15,682
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.96%	(g)	1.92%	1.92%	2.00%	2.02%	1.98%
Expenses before waivers and/or expense reimbursement	1.98%	(g)	1.94%	1.94%	2.02%	2.04%	2.00%
Net investment income	.44%	(g)	.57%	.80%	.85%	.75%	.91%
Portfolio turnover rate(d)	102%	(h)	215%	234%	204%	230%	185%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Less than $.005 per share.

(f) The Series received payments related to an unaffiliated-third party settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

106

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.45		$14.71	$13.37	$11.32	$11.32	$10.53
Income (loss) from investment operations:
Net investment income	.04		.09	.11	.11	.09	.10
Net realized and unrealized gain on investment transactions	.68		1.75	1.36	2.05	.04	.83
Total from investment operations	.72		1.84	1.47	2.16	.13	.93
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.10)	(.13)	(.11)	(.13)	(.14)
Distributions from net realized gains	(1.54)		-	-	-	-	-
Total dividends and distributions	(1.63)		(.10)	(.13)	(.11)	(.13)	(.14)
Capital Contributions(f):	-		-	-	-	-	- (e)
Net asset value, end of period	$15.54		$16.45	$14.71	$13.37	$11.32	$11.32
Total Return(b):	4.48%		12.60%	11.10%	19.20%	1.15%	8.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,222		$20,838	$15,926	$10,653	$9,987	$11,111
Average net assets (000)	$23,413		$17,899	$12,912	$10,547	$11,105	$11,986
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.96%	(g)	1.92%	1.92%	1.99%	2.02%	1.98%
Expenses before waivers and/or expense reimbursement	1.98%	(g)	1.94%	1.94%	2.01%	2.04%	2.00%
Net investment income	.46%	(g)	.58%	.79%	.85%	.75%	.90%
Portfolio turnover rate(d)	102%	(h)	215%	234%	204%	230%	185%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Less than $.005 per share.

(f) The Series received payments related to an unaffiliated-third party settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Balanced Fund	107

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.43		$14.69	$13.36	$11.31	$11.31	$10.52
Income (loss) from investment operations:
Net investment income	.07		.17	.18	.12	.15	.14
Net realized and unrealized gain on investment transactions	.69		1.75	1.35	2.10	.04	.84
Total from investment operations	.76		1.92	1.53	2.22	.19	.98
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.18)	(.20)	(.17)	(.19)	(.19)
Distributions from net realized gains	(1.54)		-	-	-	-	-
Total dividends and distributions	(1.71)		(.18)	(.20)	(.17)	(.19)	(.19)
Capital Contributions(f):	-		-	-	-	-	- (e)
Net asset value, end of period	$15.48		$16.43	$14.69	$13.36	$11.31	$11.31
Total Return(b):	4.75%		13.16%	11.58%	19.82%	1.63%	9.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$533		$482	$305	$222	$11	$10
Average net assets (000)	$507		$395	$273	$27	$11	$49
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.46%	(g)	1.42%	1.42%	1.51%	1.52%	1.48%
Expenses before waivers and/or expense reimbursement	1.73%	(g)	1.69%	1.69%	1.78%	1.79%	1.75%
Net investment income	.94%	(g)	1.08%	1.30%	1.37%	1.25%	1.43%
Portfolio turnover rate(d)	102%	(h)	215%	234%	204%	230%	185%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Less than $.005 per share.

(f) The Series received payments related to an unaffiliated-third party settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

108

Class X Shares
	Period Ended April 11,		Year Ended September 30,
	2014(i)		2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.70		$13.37	$11.32	$11.32	$10.53
Income (loss) from investment operations:
Net investment income	.04		.11	.11	.09	.10
Net realized and unrealized gain on investment transactions	.97		1.35	2.05	.04	.83
Total from investment operations	1.01		1.46	2.16	.13	.93
Less Dividends:
Dividends from net investment income	(.10)		(.13)	(.11)	(.13)	(.14)
Capital Contributions(f):	-		-	-	-	-	(e)
Net asset value, end of period	$15.61		$14.70	$13.37	$11.32	$11.32
Total Return(b):	6.92%		11.02%	19.20%	1.15%	8.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$201	$472	$818	$1,575
Average net assets (000)	$91		$338	$688	$1,287	$1,929
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.92%	(g)	1.92%	2.00%	2.02%	1.98%
Expenses before waivers and/or expense reimbursement	1.94%	(g)	1.94%	2.02%	2.04%	2.00%
Net investment income	.49%	(g)	.83%	.84%	.74%	.91%
Portfolio turnover rate(d)	215%	(h)	234%	204%	230%	185%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Less than $.005 per share.

(f) The Series received payments related to an unaffiliated-third party settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Calculated as of September 30, 2014.

(i) As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

See Notes to Financial Statements.

Prudential Balanced Fund	109

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.57		$14.80	$13.46	$11.39	$11.38	$10.58
Income (loss) from investment operations:
Net investment income	.11		.25	.25	.24	.20	.21
Net realized and unrealized gain on investment transactions	.69		1.77	1.35	2.06	.06	.83
Total from investment operations	.80		2.02	1.60	2.30	.26	1.04
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.25)	(.26)	(.23)	(.25)	(.24)
Distributions from net realized gains	(1.54)		-	-	-	-	-
Total dividends and distributions	(1.79)		(.25)	(.26)	(.23)	(.25)	(.24)
Capital Contributions(f):	-		-	-	-	-	- (e)
Net asset value, end of period	$15.58		$16.57	$14.80	$13.46	$11.39	$11.38
Total Return(b):	4.98%		13.80%	12.10%	20.46%	2.19%	9.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$57,911		$98,321	$85,068	$41,826	$33,026	$111,036
Average net assets (000)	$57,822		$89,928	$70,535	$38,043	$47,885	$107,157
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.96%	(g)	.92%	.92%	.99%	1.02%	.98%
Expenses before waivers and/or expense reimbursement	.98%	(g)	.94%	.94%	1.01%	1.04%	1.00%
Net investment income	1.42%	(g)	1.57%	1.76%	1.85%	1.72%	1.90%
Portfolio turnover rate(d)	102%	(h)	215%	234%	204%	230%	185%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Less than $.005 per share.

(f) The Series received payments related to an unaffiliated-third party settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

110

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Investment Portfolios, Inc., which is comprised of Prudential Balanced Fund, Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund, Prudential Conservative Allocation Fund, Prudential Jennison Equity Opportunity Fund and Prudential Jennison Growth Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

To elect twelve Directors:

	SHARES VOTED	% OF VOTED	% OF TOTAL
(a) Ellen S. Alberding;
FOR	95,100,802.626	98.280	55.055
WITHHELD	1,664,556.591	1.720	0.963

(b) Kevin J. Bannon;
FOR	95,146,900.682	98.328	55.082
WITHHELD	1,618,458.535	1.672	0.936

(c) Linda W. Bynoe;
FOR	95,140,861.216	98.322	55.078
WITHHELD	1,624,498.001	1.678	0.940

(d) Keith F. Hartstein;
FOR	95,133,836.925	98.314	55.074
WITHHELD	1,631,522.292	1.686	0.944

(e) Michael S. Hyland;
FOR	95,117,285.270	98.297	55.064
WITHHELD	1,648,073.947	1.703	0.954

(f) Stephen P. Munn;
FOR	95,030,269.772	98.207	55.014
WITHHELD	1,735,089.445	1.793	1.004

(g) James E. Quinn;
FOR	95,133,075.390	98.314	55.074
WITHHELD	1,632,283.827	1.686	0.944

(h) Richard A. Redeker;
FOR	95,042,171.501	98.220	55.021
WITHHELD	1,723,187.716	1.780	0.997

(i) Stephen G. Stoneburn;
FOR	95,055,450.417	98.233	55.029
WITHHELD	1,709,908.800	1.767	0.989

(j) Stuart S. Parker;
FOR	95,151,749.610	98.333	55.084
WITHHELD	1,613,609.607	1.667	0.934

Prudential Balanced Fund	111

Results of Proxy Voting

(Unaudited) continued

	SHARES VOTED	% OF VOTED	% OF TOTAL

(k) Scott E. Benjamin; and
FOR	95,115,629.702	98.296	55.063
WITHHELD	1,649,729.515	1.704	0.955

(l) Grace C. Torres.
FOR	95,092,614.445	98.272	55.050
WITHHELD	1,672,744.772	1.728	0.968

The special meeting of shareholders of the Prudential Balanced Fund (the “Fund”) held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014 and January 9, 2015 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on January 9, 2015, insufficient votes were obtained to approve the following proposals:

Proposal: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	3,139,857.951	28.854	11.909
AGAINST	519,571.680	4.775	1.971
ABSTAIN	305,349.289	2.806	1.158
BROKER NON-VOTE	6,917,156.911	63.565	26.237

TOTAL	10,881,935.831	100.000%	41.275%

Proposal: To approve a proposal to designate the Fund’s investment objective as a non-fundamental policy of the Fund.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	3,071,576.660	28.227	11.650
AGAINST	509,795.233	4.685	1.934
ABSTAIN	383,407.027	3.523	1.454
BROKER NON-VOTE	6,917,156.911	63.565	26.237

TOTAL	10,881,935.831	100.000%	41.275%

112

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Balanced Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL BALANCED FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PIBAX	PBFBX	PABCX	PALRX	PABFX
CUSIP	74437E883	74437E875	74437E867	74437E636	74437E859

MF185E2    0277394-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND

SEMIANNUAL REPORT • MARCH 31, 2015

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

May 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Equity Opportunity Fund informative and useful. The report covers performance for the 6-month period that ended March 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Equity Opportunity Fund

Prudential Jennison Equity Opportunity Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	6.46%	7.36%	90.10%	126.72%	—
Class B	6.07	6.64	83.73	111.27	—
Class C	6.07	6.58	83.73	111.27	—
Class Q	N/A	N/A	N/A	N/A	3.80% (11/25/14)
Class R	6.35	7.17	88.24	122.03	—
Class Z	6.60	7.67	93.02	133.51	—
S&P 500 Index	5.92	12.71	96.40	115.97	—
Lipper Customized Blend Funds Average*	6.07	9.30	84.63	106.14	—
Lipper Multi-Cap Core Funds Average	6.55	10.01	85.49	109.32	—

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Five Years	Ten Years	Since Inception
Class A		1.46%	12.43%	7.92%	—
Class B		1.85	12.81	7.77	—
Class C		5.63	12.94	7.77	—
Class Q		N/A	N/A	N/A	N/A (11/25/14)
Class R		7.17	13.49	8.30	—
Class Z		7.67	14.06	8.85	—
S&P 500 Index		12.71	14.45	8.00	—
Lipper Customized Blend Funds Average*		9.30	12.96	7.40	—
Lipper Multi-Cap Core Funds Average		10.01	13.06	7.57	—

*The Lipper Customized Blend Funds Average is a blend of the Lipper Multi-Cap Core Funds and Lipper Multi-Cap Value Funds Averages. The Lipper Customized Blend Funds Average was utilized because the Fund’s Manager believes that a blend of the Lipper Multi-Cap Core and Lipper Multi-Cap Value Averages provides a more appropriate basis for Fund performance comparisons, although Lipper classifies the Fund only in the Lipper Multi-Cap Core Funds category.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 years of calendar returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum Initial Sales Charge	5.50% of the public offering price	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large US public companies. It gives a broad look at how US stock prices have performed. The cumulative total return for the S&P 500 Index measured from the month-end closest to the inception date for Class Q shares through 3/31/15 is 0.69%. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Customized Blend Funds Average

The Lipper Customized Blend Funds Average (Lipper Average) is a 50/50 blend of the Lipper Multi-Cap Value Funds and Lipper Multi-Cap Core Funds Averages. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/15 is 1.81%. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Multi-Cap Core Funds Average

The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core Funds in the Lipper Average typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-Cap Core Funds have more latitude in the companies in which they

Prudential Jennison Equity Opportunity Fund	3

Your Fund’s Performance (continued)

invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/15 is 2.05%. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Multi-Cap Value Funds Average

The Lipper Multi-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/15 is 1.18%. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the inception date, and not from the Class’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/15

Bristol-Myers Squibb Co., Pharmaceuticals	2.3%
Carnival Corp., Hotels, Restaurants & Leisure	2.1
Fortinet, Inc., Software	2.1
Wendy’s Co. (The), Hotels, Restaurants & Leisure	2.1
ADT Corp. (The), Commercial Services & Supplies	2.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/15

Pharmaceuticals	9.9%
Hotels, Restaurants & Leisure	7.7
Software	7.3
Banks	6.9
Communications Equipment	6.5

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2014, at the beginning of the period, and held through the six-month period ended March 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Equity Opportunity Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Equity Opportunity Fund		Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,064.60	1.08%	$5.56
	Hypothetical	$1,000.00	$1,019.55	1.08%	$5.44

Class B	Actual	$1,000.00	$1,060.70	1.78%	$9.14
	Hypothetical	$1,000.00	$1,016.06	1.78%	$8.95

Class C	Actual	$1,000.00	$1,060.70	1.78%	$9.14
	Hypothetical	$1,000.00	$1,016.06	1.78%	$8.95

Class Q	Actual**	$1,000.00	$1,038.00	0.66%	$2.32
	Hypothetical	$1,000.00	$1,021.67	0.66%	$3.30

Class R	Actual	$1,000.00	$1,063.50	1.28%	$6.59
	Hypothetical	$1,000.00	$1,018.55	1.28%	$6.44

Class Z	Actual	$1,000.00	$1,066.00	0.78%	$4.02
	Hypothetical	$1,000.00	$1,021.04	0.78%	$3.93

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2015, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 127 day period ended March 31, 2015 due to the Class’s inception date of November 25, 2014.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended March 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.08%	1.08%
B	1.78	1.78
C	1.78	1.78
Q	0.66	0.66
R	1.53	1.28
Z	0.78	0.78

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Equity Opportunity Fund	7

Portfolio of Investments

as of March 31, 2015 (Unaudited)

	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 96.9%

COMMON STOCKS

Aerospace & Defense 2.8%
Boeing Co. (The)	54,535	$8,184,613
United Technologies Corp.	62,316	7,303,435

		15,488,048

Air Freight & Logistics 1.0%
FedEx Corp.	32,813	5,428,911

Airlines 1.3%
Delta Air Lines, Inc.	160,110	7,198,546

Auto Components 1.6%
Lear Corp.	82,209	9,110,401

Banks 6.9%
Bank of America Corp.	549,015	8,449,341
JPMorgan Chase & Co.	163,291	9,892,169
PNC Financial Services Group, Inc. (The)	109,588	10,217,985
Wells Fargo & Co.	186,545	10,148,048

		38,707,543

Capital Markets 1.8%
Goldman Sachs Group, Inc. (The)	53,634	10,081,583

Chemicals 3.0%
Monsanto Co.	68,297	7,686,144
Potash Corp. of Saskatchewan, Inc. (Canada)	279,918	9,027,356

		16,713,500

Commercial Services & Supplies 4.3%
ADT Corp. (The)(a)	274,366	11,391,676
Brink’s Co. (The)	236,606	6,537,424
ManpowerGroup, Inc.	69,480	5,985,702

		23,914,802

Communications Equipment 6.5%
Aruba Networks, Inc.*	158,634	3,884,947
Brocade Communications Systems, Inc.	742,001	8,803,842
JDS Uniphase Corp.*	604,396	7,929,675
Juniper Networks, Inc.(a)	352,189	7,952,428

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	9

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Communications Equipment (cont’d)
Polycom, Inc.*	592,895	$7,944,793

		36,515,685

Diversified Financial Services 1.5%
Voya Financial, Inc.	196,203	8,458,311

Diversified Telecommunication Services 1.8%
Vivendi SA (France)	407,737	10,123,169

Electric Utilities 3.5%
FirstEnergy Corp.	307,358	10,775,971
PPL Corp.	270,642	9,109,810

		19,885,781

Electronic Equipment, Instruments & Components 0.9%
Benchmark Electronics, Inc.*	213,118	5,121,225

Food & Staples Retailing 1.1%
CVS Health Corp.	60,136	6,206,637

Food Products 3.2%
Diamond Foods, Inc.*	327,798	10,676,381
Mondelez International, Inc. (Class A Stock)	196,410	7,088,437

		17,764,818

Health Care Equipment & Supplies 1.7%
Hologic, Inc.*	296,129	9,779,660

Hotels, Restaurants & Leisure 7.7%
Carnival Corp.	249,380	11,930,339
Hyatt Hotels Corp. (Class A Stock)*	161,726	9,577,414
Pinnacle Entertainment, Inc.*	287,885	10,389,770
Wendy’s Co. (The)	1,060,214	11,556,332

		43,453,855

Independent Power & Renewable Electricity Producers 1.8%
Calpine Corp.*	282,881	6,469,489
NRG Energy, Inc.	140,570	3,540,958

		10,010,447

Industrial Conglomerates 0.7%
Siemens AG (Germany)	35,731	3,864,441

See Notes to Financial Statements.

10

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Insurance 2.4%
MetLife, Inc.	178,353	$9,015,744
Symetra Financial Corp.	201,500	4,727,190

		13,742,934

Internet Software & Services 0.9%
Twitter, Inc.*	104,286	5,222,643

Machinery 1.6%
SPX Corp.	66,930	5,682,357
Terex Corp.	123,369	3,280,382

		8,962,739

Media 6.2%
Comcast Corp. (Special Class A Stock)	182,523	10,233,152
Live Nation Entertainment, Inc.*	313,802	7,917,225
Nine Entertainment Co. Holdings Ltd. (Australia)	1,298,256	2,078,640
Nine Entertainment Co. Holdings Ltd., 144A (Australia)(b)	1,239,630	1,984,774
Thomson Reuters Corp.	144,743	5,870,776
Twenty-First Century Fox, Inc. (Class A Stock)	199,535	6,752,264

		34,836,831

Metals & Mining 1.2%
Constellium NV (Netherlands) (Class A Stock)*	341,509	6,939,463

Multiline Retail 2.0%
Target Corp.	138,548	11,370,634

Oil, Gas & Consumable Fuels 5.4%
Anadarko Petroleum Corp.	115,904	9,598,010
Cobalt International Energy, Inc.*	286,138	2,692,559
Laredo Petroleum, Inc.*	351,834	4,587,915
Noble Energy, Inc.	198,461	9,704,743
Rice Energy, Inc.*(a)	181,955	3,959,341

		30,542,568

Pharmaceuticals 9.9%
Bristol-Myers Squibb Co.	199,012	12,836,274
Impax Laboratories, Inc.*	101,521	4,758,289
Merck & Co., Inc.	162,809	9,358,261
Mylan NV*	163,662	9,713,340

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	11

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d)
Pfizer, Inc.	294,496	$10,245,516
Shire PLC (Ireland), ADR	36,434	8,718,292

		55,629,972

Semiconductors & Semiconductor Equipment 2.7%
Altera Corp.	227,376	9,756,704
Maxim Integrated Products, Inc.	163,725	5,699,267

		15,455,971

Software 7.3%
Cadence Design Systems, Inc.*(a)	368,919	6,802,866
Fortinet, Inc.*	334,695	11,697,590
Guidewire Software, Inc.*(a)	148,546	7,815,005
Microsoft Corp.	131,316	5,338,652
Rovi Corp.*(a)	512,436	9,331,460

		40,985,573

Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	81,175	10,100,605
Diebold, Inc.	302,502	10,726,721

		20,827,326

Textiles, Apparel & Luxury Goods 0.5%
Lululemon Athletica, Inc.*	43,491	2,784,294

TOTAL LONG-TERM INVESTMENTS (cost $420,109,544)		545,128,311

SHORT-TERM INVESTMENT 10.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $60,899,796; includes $28,191,163 of cash collateral for securities on loan) (Note 3)(c)(d)	60,899,796	60,899,796

TOTAL INVESTMENTS 107.7% (cost $481,009,340; Note 5)		606,028,107
Liabilities in excess of other assets (7.7)%		(43,194,245)

NET ASSETS 100.0%		$562,833,862

See Notes to Financial Statements.

12

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,433,044; cash collateral of $28,191,163 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$15,488,048	$—	$—
Air Freight & Logistics	5,428,911	—	—
Airlines	7,198,546	—	—
Auto Components	9,110,401	—	—
Banks	38,707,543	—	—
Capital Markets	10,081,583	—	—
Chemicals	16,713,500	—	—
Commercial Services & Supplies	23,914,802	—	—

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	13

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

	Level 1	Level 2	Level 3
Communications Equipment	$36,515,685	$—	$—
Diversified Financial Services	8,458,311	—	—
Diversified Telecommunication Services	—	10,123,169	—
Electric Utilities	19,885,781	—	—
Electronic Equipment, Instruments & Components	5,121,225	—	—
Food & Staples Retailing	6,206,637	—	—
Food Products	17,764,818	—	—
Health Care Equipment & Supplies	9,779,660	—	—
Hotels, Restaurants & Leisure	43,453,855	—	—
Independent Power & Renewable Electricity Producers	10,010,447	—	—
Industrial Conglomerates	—	3,864,441	—
Insurance	13,742,934	—	—
Internet Software & Services	5,222,643	—	—
Machinery	8,962,739	—	—
Media	30,773,417	4,063,414	—
Metals & Mining	6,939,463	—	—
Multiline Retail	11,370,634	—	—
Oil, Gas & Consumable Fuels	30,542,568	—	—
Pharmaceuticals	55,629,972	—	—
Semiconductors & Semiconductor Equipment	15,455,971	—	—
Software	40,985,573	—	—
Technology Hardware, Storage & Peripherals	20,827,326	—	—
Textiles, Apparel & Luxury Goods	2,784,294	—	—
Affiliated Money Market Mutual Fund	60,899,796	—	—

Total	$587,977,083	$18,051,024	$—

See Notes to Financial Statements.

14

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2015 was as follows:

Affiliated Money Market Mutual Fund (including 5.0% of collateral for securities on loan)	10.8%
Pharmaceuticals	9.9
Hotels, Restaurants & Leisure	7.7
Software	7.3
Banks	6.9
Communications Equipment	6.5
Media	6.2
Oil, Gas & Consumable Fuels	5.4
Commercial Services & Supplies	4.3
Technology Hardware, Storage & Peripherals	3.7
Electric Utilities	3.5
Food Products	3.2
Chemicals	3.0
Aerospace & Defense	2.8
Semiconductors & Semiconductor Equipment	2.7
Insurance	2.4
Multiline Retail	2.0
Diversified Telecommunication Services	1.8
Capital Markets	1.8
Independent Power & Renewable Electricity Producers	1.8%
Health Care Equipment & Supplies	1.7
Auto Components	1.6
Machinery	1.6
Diversified Financial Services	1.5
Airlines	1.3
Metals & Mining	1.2
Food & Staples Retailing	1.1
Air Freight & Logistics	1.0
Internet Software & Services	0.9
Electronic Equipment, Instruments & Components	0.9
Industrial Conglomerates	0.7
Textiles, Apparel & Luxury Goods	0.5

107.7
Liabilities in excess of other assets	(7.7)

100.0%

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	15

Statement of Assets & Liabilities

as of March 31, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $27,433,044:
Unaffiliated investments (cost $420,109,544)	$545,128,311
Affiliated investments (cost $60,899,796)	60,899,796
Cash	1,859
Receivable for investments sold	1,295,860
Dividends receivable	483,036
Receivable for Series shares sold	353,893
Tax reclaim receivable	37,336
Prepaid expenses	2,529

Total Assets	608,202,620

Liabilities
Payable to broker for collateral for securities on loan	28,191,163
Payable for investments purchased	16,149,240
Payable for Series shares reacquired	498,117
Management fee payable	280,292
Distribution fee payable	131,496
Accrued expenses and other liabilities	84,465
Affiliated transfer agent fee payable	33,985

Total Liabilities	45,368,758

Net Assets	$562,833,862

Net assets were comprised of:
Common stock, at par	$27,322
Paid-in capital in excess of par	414,959,196

414,986,518
Undistributed net investment income	1,460,600
Accumulated net realized gain on investment and foreign currency transactions	21,374,954
Net unrealized appreciation (depreciation) on investments and foreign currencies	125,011,790

Net assets, March 31, 2015	$562,833,862

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($296,919,337 ÷ 14,293,766 shares of common stock issued and outstanding)	$20.77
Maximum sales charge (5.50% of offering price)	1.21

Maximum offering price to public	$21.98

Class B
Net asset value, offering price and redemption price per share ($11,723,956 ÷ 653,189 shares of common stock issued and outstanding)	$17.95

Class C
Net asset value, offering price and redemption price per share ($50,504,433 ÷ 2,814,169 shares of common stock issued and outstanding)	$17.95

Class Q
Net asset value, offering price and redemption price per share ($17,528,380 ÷ 818,424 shares of common stock issued and outstanding)	$21.42

Class R
Net asset value, offering price and redemption price per share ($7,817,955 ÷ 414,096 shares of common stock issued and outstanding)	$18.88

Class Z
Net asset value, offering price and redemption price per share ($178,339,801 ÷ 8,328,583 shares of common stock issued and outstanding)	$21.41

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	17

Statement of Operations

Six Months Ended March 31, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $16,957)	$4,261,447
Affiliated income from securities lending, net	108,023
Affiliated dividend income	15,733

Total income	4,385,203

Expenses
Management fee	1,642,055
Distribution fee—Class A	442,770
Distribution fee—Class B	60,451
Distribution fee—Class C	245,780
Distribution fee—Class R	29,689
Transfer agent’s fees and expenses (including affiliated expense of $73,200)	332,000
Shareholders’ reports	53,000
Custodian and accounting fees	45,000
Registration fees	38,000
Legal fees and expenses	13,000
Directors’ fees	12,000
Audit fee	11,000
Insurance expenses	4,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	8,344

Total expenses	2,938,089
Less: Distribution fee waiver—Class R	(9,896)

Net expenses	2,928,193

Net investment income	1,457,010

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	22,972,742
Foreign currency transactions	(6,784)

22,965,958

Net change in unrealized appreciation (depreciation) on:
Investments	10,459,343
Foreign currencies	1,168

10,460,511

Net gain on investment and foreign currency transactions	33,426,469

Net Increase In Net Assets Resulting From Operations	$34,883,479

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2015	Year Ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,457,010	$1,429,332
Net realized gain on investment and foreign currency transactions	22,965,958	49,608,446
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,460,511	11,221,903

Net increase in net assets resulting from operations	34,883,479	62,259,681

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(495,610)	(496,567)
Class Q	(77,909)	—
Class R	(533)	(2,001)
Class Z	(788,675)	(580,891)

	(1,362,727)	(1,079,459)

Distributions from net realized gains
Class A	(26,217,119)	(9,522,750)
Class B	(1,196,089)	(479,822)
Class C	(4,948,461)	(1,446,736)
Class Q	(1,450,511)	—
Class R	(772,530)	(199,099)
Class Z	(15,091,768)	(4,478,742)

	(49,676,478)	(16,127,149)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	40,954,309	156,174,272
Net asset value of shares issued in reinvestment of dividends and distributions	45,627,512	15,187,996
Cost of shares reacquired	(76,113,966)	(76,699,717)

Net increase in net assets from Series share transactions	10,467,855	94,662,551

Total increase (decrease)	(5,687,871)	139,715,624

Net Assets:
Beginning of period	568,521,733	428,806,109

End of period(a)	$562,833,862	$568,521,733

(a) Includes undistributed net investment income of:	$1,460,600	$1,366,317

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	19

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company consists of six series: Prudential Jennison Equity Opportunity Fund (the “Series”), Prudential Jennison Growth Fund, and Prudential Asset Allocation Fund which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Prudential Jennison Equity Opportunity Fund. The financial statements of the other series are not presented herein.

The Series’ investment objective is to achieve long-term growth of capital.

Note 1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

20

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Prudential Jennison Equity Opportunity Fund	21

Notes to Financial Statements

(Unaudited) continued

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely

22

marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Series. A master netting

Prudential Jennison Equity Opportunity Fund	23

Notes to Financial Statements

(Unaudited) continued

arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, no instances occurred where the right to set-off existed and management has not elected to offset.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares

24

which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Series is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

Prudential Jennison Equity Opportunity Fund	25

Notes to Financial Statements

(Unaudited) continued

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 0.600% of the average daily net assets of the Series up to $300 million and 0.575% of the average daily net assets of the Series over $300 million. The effective management fee rate was 0.590% of the Series’ average daily net assets for the six months ended March 31, 2015.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed to limit such fees to .50% for Class R shares.

PIMS has advised the Series that it has received $121,083 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2015, it received $2,520, $5,153 and $4,620 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ securities lending agent. Earnings from

26

securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net.” For the six months ended March 31, 2015, PIM was compensated approximately $32,000 for these services.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income.”

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended March 31, 2015, were $165,375,186 and $197,413,042, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2015 were as follows:

Tax Basis	$482,120,736

Appreciation	133,686,072
Depreciation	(9,778,701)

Net Unrealized Appreciation	$123,907,371

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are subject front-end sales charge of 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%,

Prudential Jennison Equity Opportunity Fund	27

Notes to Financial Statements

(Unaudited) continued

including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

There are 1 billion shares of $.001 par value common stock of the Series, designated Class A, Class B, Class C, Class Q, Class R and Class Z, each of which consists of 200 million, 5 million, 170 million, 230 million, 170 million, and 225 million authorized shares, respectively. As of March 31, 2015, Prudential through its affiliates owned 485 Class Q shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2015:
Shares sold	777,026	$15,886,269
Shares issued in reinvestment of dividends and distributions	1,316,982	25,233,376
Shares reacquired	(1,975,590)	(40,220,702)

Net increase (decrease) in shares outstanding before conversion	118,418	898,943
Shares issued upon conversion from Class B	48,740	1,010,585
Shares reacquired upon conversion into Class Z	(18,373)	(379,637)

Net increase (decrease) in shares outstanding	148,785	$1,529,891

Year ended September 30, 2014:
Shares sold	2,627,042	$55,569,138
Shares issued in reinvestment of dividends and distributions	474,709	9,370,749
Shares reacquired	(2,132,341)	(44,812,865)

Net increase (decrease) in shares outstanding before conversion	969,410	20,127,022
Shares issued upon conversion from Class B and Class Z	100,876	2,131,502
Shares reacquired upon conversion into Class Z	(255,978)	(5,601,180)

Net increase (decrease) in shares outstanding	814,308	$16,657,344

28

Class B	Shares	Amount
Six months ended March 31, 2015:
Shares sold	15,177	$269,842
Shares issued in reinvestment of dividends and distributions	69,124	1,146,772
Shares reacquired	(67,112)	(1,193,928)

Net increase (decrease) in shares outstanding before conversion	17,189	222,686
Shares reacquired upon conversion into Class A	(56,096)	(1,010,585)

Net increase (decrease) in shares outstanding	(38,907)	$(787,899)

Year ended September 30, 2014:
Shares sold	252,790	$4,593,586
Shares issued in reinvestment of dividends and distributions	26,672	464,900
Shares reacquired	(74,784)	(1,375,543)

Net increase (decrease) in shares outstanding before conversion	204,678	3,682,943
Shares reacquired upon conversion into Class A	(112,950)	(2,101,115)

Net increase (decrease) in shares outstanding	91,728	$1,581,828

Class C
Six months ended March 31, 2015:
Shares sold	237,164	$4,250,728
Shares issued in reinvestment of dividends and distributions	274,043	4,546,372
Shares reacquired	(284,619)	(5,085,359)

Net increase (decrease) in shares outstanding before conversion	226,588	3,711,741
Shares reacquired upon conversion into Class Z	(6,714)	(122,904)

Net increase (decrease) in shares outstanding	219,874	$3,588,837

Year ended September 30, 2014:
Shares sold	892,301	16,501,317
Shares issued in reinvestment of dividends and distributions	76,038	1,325,350
Shares reacquired	(275,040)	(5,095,360)

Net increase (decrease) in shares outstanding before conversion	693,299	12,731,307
Shares reacquired upon conversion into Class Z	(13,096)	(247,856)

Net increase (decrease) in shares outstanding	680,203	$12,483,451

Class Q
Period ended March 31, 2015*:
Shares sold	16,583	$334,999
Shares issued in reinvestment of dividends and distributions	77,467	1,528,420
Shares reacquired	(38,778)	(815,000)

Net increase (decrease) in shares outstanding before conversion	55,272	1,048,419
Shares issued upon conversion from Class Z	763,152	17,346,436

Net increase (decrease) in shares outstanding	818,424	$18,394,855

Prudential Jennison Equity Opportunity Fund	29

Notes to Financial Statements

(Unaudited) continued

Class R	Shares	Amount
Six months ended March 31, 2015:
Shares sold	46,483	$852,110
Shares issued in reinvestment of dividends and distributions	27,086	471,839
Shares reacquired	(75,372)	(1,388,494)

Net increase (decrease) in shares outstanding	(1,803)	$(64,545)

Year ended September 30, 2014:
Shares sold	286,216	$5,536,023
Shares issued in reinvestment of dividends and distributions	6,283	113,919
Shares reacquired	(122,181)	(2,374,387)

Net increase (decrease) in shares outstanding	170,318	$3,275,555

Class Z	Shares	Amount
Six months ended March 31, 2015:
Shares sold	924,475	$19,360,361
Shares issued in reinvestment of dividends and distributions	643,727	12,700,733
Shares reacquired	(1,294,420)	(27,410,483)

Net increase (decrease) in shares outstanding before conversion	273,782	4,650,611
Shares issued upon conversion from Class A and Class C	23,529	502,541
Shares reacquired upon conversion into Class Q	(763,152)	(17,346,436)

Net increase (decrease) in shares outstanding	(465,841)	$(12,193,284)

Year ended September 30, 2014:
Shares sold	3,425,739	$73,974,208
Shares issued in reinvestment of dividends and distributions	192,952	3,913,078
Shares reacquired	(1,054,785)	(23,041,562)

Net increase (decrease) in shares outstanding before conversion	2,563,906	54,845,724
Shares issued upon conversion from Class A and Class C	259,939	5,849,036
Shares reacquired upon conversion into Class A	(1,429)	(30,387)

Net increase (decrease) in shares outstanding	2,822,416	$60,664,373

*	Commencement of offering was November 25, 2014.

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014

30

the Funds had another SCA that provided a commitment fee of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended March 31, 2015.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

Prudential Jennison Equity Opportunity Fund	31

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31, 2015		Year Ended September 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$21.48		$19.56	$15.40	$12.15	$12.39	$11.38
Income (loss) from investment operations:
Net investment income (loss)	.05		.05	.06	.06	.01	-	(d)
Net realized and unrealized gain (loss) on investment transactions	1.18		2.63	4.18	3.19	(.25)	1.01
Total from investment operations	1.23		2.68	4.24	3.25	(.24)	1.01
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.04)	(.08)	-	-	-
Distributions from net realized gains	(1.90)		(.72)	-	-	-	-
Total dividends and distributions	(1.94)		(.76)	(.08)	-	-	-
Capital Contributions(e):	-		-	-	-	-	-	(d)
Net asset value, end of period	$20.77		$21.48	$19.56	$15.40	$12.15	$12.39
Total Return(b):	6.46%		14.00%	27.64%	26.75%	(1.94)%	8.88%

Ratios/Supplemental Data:
Net assets, end of period (000)	$296,919		$303,859	$260,720	$213,926	$189,105	$210,516
Average net assets (000)	$295,991		$291,978	$231,545	$210,097	$227,408	$212,873
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.08%	(f)	1.07%	1.10%	1.13%	1.15%	1.20%
Expenses before waivers and/or expense reimbursement	1.08%	(f)	1.07%	1.10%	1.13%	1.15%	1.20%
Net investment income (loss)	.49%	(f)	.26%	.36%	.44%	.11%	(.03)%
Portfolio turnover rate	30%	(g)	47%	55%	40%	66%	71%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Less than $.005 per share.

(e) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended March 31, 2015		Year Ended September 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.86		$17.33	$13.70	$10.88	$11.17	$10.33
Income (loss) from investment operations:
Net investment loss	(.02)		(.08)	(.05)	(.03)	(.07)	(.08)
Net realized and unrealized gain (loss) on investment transactions	1.01		2.33	3.70	2.85	(.22)	.92
Total from investment operations	.99		2.25	3.65	2.82	(.29)	.84
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.02)	-	-	-
Distributions from net realized gains	(1.90)		(.72)	-	-	-	-
Total dividends and distributions	(1.90)		(.72)	(.02)	-	-	-
Capital Contributions(e):	-		-	-	-	-	-	(d)
Net asset value, end of period	$17.95		$18.86	$17.33	$13.70	$10.88	$11.17
Total Return(b):	6.07%		13.30%	26.66%	25.92%	(2.60)%	8.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,724		$13,049	$10,406	$8,856	$10,079	$16,841
Average net assets (000)	$12,123		$13,038	$9,405	$9,961	$15,538	$19,765
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.78%	(f)	1.77%	1.80%	1.83%	1.85%	1.90%
Expenses before waivers and/or expense reimbursement	1.78%	(f)	1.77%	1.80%	1.83%	1.85%	1.90%
Net investment loss	(.19)%	(f)	(.43)%	(.33)%	(.26)%	(.60)%	(.73)%
Portfolio turnover rate	30%	(g)	47%	55%	40%	66%	71%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Less than $.005 per share.

(e) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	33

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended March 31, 2015		Year Ended September 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.86		$17.33	$13.70	$10.88	$11.17	$10.33
Income (loss) from investment operations:
Net investment loss	(.02)		(.08)	(.05)	(.03)	(.07)	(.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.01		2.33	3.70	2.85	(.22)	.92
Total from investment operations	.99		2.25	3.65	2.82	(.29)	.84
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.02)	-	-	-
Distributions from net realized gains	(1.90)		(.72)	-	-	-	-
Total dividends and distributions	(1.90)		(.72)	(.02)	-	-	-
Capital Contributions(e):	-		-	-	-	-	-	(d)
Net asset value, end of period	$17.95		$18.86	$17.33	$13.70	$10.88	$11.17
Total Return(b):	6.07%		13.30%	26.66%	25.92%	(2.60)%	8.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$50,504		$48,927	$33,179	$26,667	$24,251	$27,097
Average net assets (000)	$49,291		$42,781	$28,668	$27,151	$29,339	$26,616
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.78%	(f)	1.77%	1.80%	1.83%	1.85%	1.90%
Expenses before waivers and/or expense reimbursement	1.78%	(f)	1.77%	1.80%	1.83%	1.85%	1.90%
Net investment loss	(.20)%	(f)	(.44)%	(.34)%	(.26)%	(.59)%	(.73)%
Portfolio turnover rate	30%	(g)	47%	55%	40%	66%	71%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Less than $.005 per share.

(e) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

34

Class Q Shares
	November 25, 2014(a) through March 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$22.73
Income from investment operations:
Net investment income	.05
Net realized and unrealized gain on investment transactions	.64
Total from investment operations	.69
Less Dividends and Distributions:
Dividends from net investment income	(.10)
Distributions from net realized gains	(1.90)
Total dividends and distributions	(2.00)
Net asset value, end of period	$21.42
Total Return(c):	3.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,528
Average net assets (000)	$16,845
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.66%	(e)
Expenses before waivers and/or expense reimbursement	.66%	(e)
Net investment income	.73%	(e)
Portfolio turnover rate	30%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	35

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended March 31, 2015		Year Ended September 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$19.69		$17.99	$14.18	$11.21	$11.45	$10.52
Income (loss) from investment operations:
Net investment income (loss)	.03		.01	.03	.04	(.01)	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.06		2.42	3.83	2.93	(.23)	.95
Total from investment operations	1.09		2.43	3.86	2.97	(.24)	.93
Less Dividends and Distributions:
Dividends from net investment income	-	(d)	(.01)	(.05)	-	-	-
Distributions from net realized gains	(1.90)		(.72)	-	-	-	-
Total dividends and distributions	(1.90)		(.73)	(.05)	-	-	-
Capital Contributions(e):	-		-	-	-	-	-	(d)
Net asset value, end of period	$18.88		$19.69	$17.99	$14.18	$11.21	$11.45
Total Return(b):	6.35%		13.81%	27.34%	26.49%	(2.10)%	8.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,818		$8,188	$4,418	$3,056	$1,041	$735
Average net assets (000)	$7,939		$6,569	$3,599	$2,401	$1,104	$202
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.28%	(f)	1.27%	1.30%	1.33%	1.35%	1.40%
Expenses before waivers and/or expense reimbursement	1.53%	(f)	1.52%	1.55%	1.58%	1.60%	1.65%
Net investment income (loss)	.30%	(f)	.07%	.17%	.27%	(.09)%	(.20)%
Portfolio turnover rate	30%	(g)	47%	55%	40%	66%	71%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Less than $.005 per share.

(e) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended March 31, 2015		Year Ended September 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$22.12		$20.11	$15.83	$12.49	$12.69	$11.63
Income (loss) from investment operations:
Net investment income	.09		.12	.12	.11	.06	.03
Net realized and unrealized gain (loss) on investment transactions	1.20		2.70	4.28	3.27	(.26)	1.03
Total from investment operations	1.29		2.82	4.40	3.38	(.20)	1.06
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.09)	(.12)	(.04)	-	-
Distributions from net realized gains	(1.90)		(.72)	-	-	-	-
Total dividends and distributions	(2.00)		(.81)	(.12)	(.04)	-	-
Capital Contributions(e):	-		-	-	-	-	-	(d)
Net asset value, end of period	$21.41		$22.12	$20.11	$15.83	$12.49	$12.69
Total Return(b):	6.60%		14.38%	28.01%	27.14%	(1.58)%	9.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$178,340		$194,498	$120,082	$94,646	$69,420	$65,002
Average net assets (000)	$182,854		$161,815	$104,364	$84,211	$76,050	$57,774
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.78%	(f)	.77%	.80%	.83%	.85%	.90%
Expenses before waivers and/or expense reimbursement	.78%	(f)	.77%	.80%	.83%	.85%	.90%
Net investment income	.81%	(f)	.57%	.66%	.74%	.41%	.28%
Portfolio turnover rate	30%	(g)	47%	55%	40%	66%	71%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Less than $.005 per share.

(e) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	37

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Investment Portfolios, Inc., which is comprised of Prudential Balanced Fund, Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund, Prudential Conservative Allocation Fund, Prudential Jennison Equity Opportunity Fund and Prudential Jennison Growth Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

To elect twelve Directors:

	SHARES VOTED	% OF VOTED	% OF TOTAL
(a) Ellen S. Alberding;
FOR	95,100,802.626	98.280	55.055
WITHHELD	1,664,556.591	1.720	0.963

(b) Kevin J. Bannon;
FOR	95,146,900.682	98.328	55.082
WITHHELD	1,618,458.535	1.672	0.936

(c) Linda W. Bynoe;
FOR	95,140,861.216	98.322	55.078
WITHHELD	1,624,498.001	1.678	0.940

(d) Keith F. Hartstein;
FOR	95,133,836.925	98.314	55.074
WITHHELD	1,631,522.292	1.686	0.944

(e) Michael S. Hyland;
FOR	95,117,285.270	98.297	55.064
WITHHELD	1,648,073.947	1.703	0.954

(f) Stephen P. Munn;
FOR	95,030,269.772	98.207	55.014
WITHHELD	1,735,089.445	1.793	1.004

(g) James E. Quinn;
FOR	95,133,075.390	98.314	55.074
WITHHELD	1,632,283.827	1.686	0.944

(h) Richard A. Redeker;
FOR	95,042,171.501	98.220	55.021
WITHHELD	1,723,187.716	1.780	0.997

(i) Stephen G. Stoneburn;
FOR	95,055,450.417	98.233	55.029
WITHHELD	1,709,908.800	1.767	0.989

(j) Stuart S. Parker;
FOR	95,151,749.610	98.333	55.084
WITHHELD	1,613,609.607	1.667	0.934

38

	SHARES VOTED	% OF VOTED	% OF TOTAL
(k) Scott E. Benjamin; and
FOR	95,115,629.702	98.296	55.063
WITHHELD	1,649,729.515	1.704	0.955

(l) Grace C. Torres.
FOR	95,092,614.445	98.272	55.050
WITHHELD	1,672,744.772	1.728	0.968

The special meeting of shareholders of the Prudential Jennison Equity Opportunity Fund (the “Fund”) held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014 and January 9, 2015 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on January 9, 2015, insufficient votes were obtained to approve the following proposals:

Proposal: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	5,314,856.797	28.167	19.932
AGAINST	322,431.065	1.709	1.209
ABSTAIN	120,948.685	0.641	0.454
BROKER NON-VOTE	13,110,967.112	69.483	49.169

TOTAL	18,869,203.659	100.000	70.764

Proposal: To approve a proposal to designate the Fund’s investment objective as a non-fundamental policy of the Fund.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	3,606,357.905	19.113	13.525
AGAINST	1,925,141.457	10.203	7.220
ABSTAIN	226,737.185	1.201	0.850
BROKER NON-VOTE	13,110,967.112	69.483	49.169

TOTAL	18,869,203.659	100.000	70.764

Prudential Jennison Equity Opportunity Fund	39

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the
Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Equity Opportunity Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PJIAX	PJIBX	PJGCX	PJOQX	PJORX	PJGZX
CUSIP	74437E503	74437E602	74437E701	74437E552	74437E644	74437E800

MF172E2    0277395-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON GROWTH FUND

SEMIANNUAL REPORT • MARCH 31, 2015

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

May 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Growth Fund informative and useful. The report covers performance for the six-month period that ended March 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Growth Fund

Prudential Jennison Growth Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/15
	Six Months	One Year	Five Years	Ten Years
Class A	8.99%	15.82%	98.38%	146.49%
Class B	8.61	15.04	91.64	129.57
Class C	8.59	15.02	91.52	129.89
Class R	8.88	15.61	96.64	142.37
Class Z	9.14	16.15	101.39	153.73
Russell 1000® Growth Index	8.81	16.09	106.75	144.61
S&P 500 Index	5.92	12.71	96.40	115.97
Lipper Large-Cap Growth Funds Average	8.33	14.54	93.05	127.95

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Five Years	Ten Years
Class A		9.45%	13.39%	8.82%
Class B		10.04	13.77	8.67
Class C		14.02	13.88	8.68
Class R		15.61	14.48	9.26
Class Z		16.15	15.03	9.76
Russell 1000 Growth Index		16.09	15.63	9.36
S&P 500 Index		12.71	14.45	8.00
Lipper Large-Cap Growth Funds Average		14.54	14.01	8.51

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum Initial Sales Charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index comprising those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit relatively high price-to-book ratios, price-to-earnings ratios, forecasted growth rates, and relatively low dividend yields.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large US public companies. It gives a broad look at how US stock prices have performed.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-Cap Growth Funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Jennison Growth Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 3/31/15 (excluding short-term investments)
Apple, Inc., Technology Hardware, Storage & Peripherals	5.9%
Facebook, Inc., (Class A Stock), Internet Software & Services	3.6
MasterCard, Inc. (Class A Stock), IT Services	3.4
Amazon.com, Inc., Internet & Catalog Retail	2.8
Biogen Idec, Inc., Biotechnology	2.7

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/15 (excluding short-term investments)
Internet Software & Services	13.7%
Biotechnology	8.5
Software	8.4
Pharmaceuticals	8.2
IT Services	7.2

Industry weightings are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2014, at the beginning of the period, and held through the six-month period ended March 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Growth Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Growth Fund		Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,089.90	1.05%	$5.47
	Hypothetical	$1,000.00	$1,019.70	1.05%	$5.29

Class B	Actual	$1,000.00	$1,086.10	1.75%	$9.10
	Hypothetical	$1,000.00	$1,016.21	1.75%	$8.80

Class C	Actual	$1,000.00	$1,085.90	1.75%	$9.10
	Hypothetical	$1,000.00	$1,016.21	1.75%	$8.80

Class R	Actual	$1,000.00	$1,088.80	1.25%	$6.51
	Hypothetical	$1,000.00	$1,018.70	1.25%	$6.29

Class Z	Actual	$1,000.00	$1,091.40	0.75%	$3.91
	Hypothetical	$1,000.00	$1,021.19	0.75%	$3.78

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2015, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annual expense ratios for the six-month period ended March 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.05%	1.05%
B	1.75	1.75
C	1.75	1.75
R	1.50	1.25
Z	0.75	0.75

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Growth Fund	7

Portfolio of Investments

as of March 31, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS

Aerospace & Defense 1.9%
Boeing Co. (The)	372,192	$55,858,575

Automobiles 1.2%
Tesla Motors, Inc.*(a)	182,502	34,450,902

Beverages 0.1%
Monster Beverage Corp.*	16,208	2,243,106

Biotechnology 8.5%
Alexion Pharmaceuticals, Inc.*	210,976	36,562,141
Biogen Idec, Inc.*	189,041	79,820,672
Celgene Corp.*	491,647	56,677,066
Gilead Sciences, Inc.*	377,703	37,063,995
Incyte Corp. Ltd.*(a)	98,210	9,001,929
Vertex Pharmaceuticals, Inc.*	241,873	28,533,758

		247,659,561

Capital Markets 1.0%
Morgan Stanley	849,130	30,305,450

Chemicals 1.9%
Monsanto Co.	386,452	43,491,308
Sherwin-Williams Co. (The)	48,296	13,740,212

		57,231,520

Diversified Financial Services 1.1%
McGraw-Hill Financial, Inc.	307,629	31,808,839

Energy Equipment & Services 1.0%
Schlumberger Ltd.	348,912	29,113,217

Food & Staples Retailing 2.9%
Costco Wholesale Corp.	365,563	55,380,967
Kroger Co. (The)	395,238	30,298,945

		85,679,912

Food Products 1.6%
Mead Johnson Nutrition Co.	219,076	22,023,710
Mondelez International, Inc. (Class A Stock)	685,749	24,748,682

		46,772,392

See Notes to Financial Statements.

Prudential Jennison Growth Fund	9

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Equipment & Supplies 1.7%
Abbott Laboratories	1,057,203	$48,980,215

Hotels, Restaurants & Leisure 4.0%
Chipotle Mexican Grill, Inc.*	42,508	27,653,154
Marriott International, Inc. (Class A Stock)	538,851	43,280,513
Starbucks Corp.	497,709	47,133,042

		118,066,709

Internet & Catalog Retail 7.1%
Amazon.com, Inc.*	221,287	82,340,893
Netflix, Inc.*	105,220	43,844,122
Priceline Group, Inc. (The)*	44,237	51,498,504
TripAdvisor, Inc.*	220,979	18,378,823
Vipshop Holdings Ltd. (China)*(a)	362,389	10,668,732

		206,731,074

Internet Software & Services 13.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	612,875	51,015,715
Facebook, Inc. (Class A Stock)*	1,292,687	106,278,262
Google, Inc. (Class A Stock)*	78,835	43,729,774
Google, Inc. (Class C Stock)*	90,040	49,341,920
LendingClub Corp.*(a)	125,563	2,467,313
LinkedIn Corp. (Class A Stock)*	239,267	59,783,253
Tencent Holdings Ltd. (China)	2,447,915	46,485,703
Twitter, Inc.*	834,659	41,799,723

		400,901,663

IT Services 7.2%
FleetCor Technologies, Inc.*	243,045	36,680,351
MasterCard, Inc. (Class A Stock)	1,154,922	99,773,712
Visa, Inc. (Class A Stock)(a)	1,116,783	73,048,776

		209,502,839

Life Sciences Tools & Services 1.5%
Illumina, Inc.*	237,751	44,136,096

Media 3.1%
Time Warner, Inc.	310,363	26,207,052
Walt Disney Co. (The)	606,804	63,647,671

		89,854,723

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 2.2%
Concho Resources, Inc.*	304,627	$35,312,362
EOG Resources, Inc.	309,385	28,367,510

		63,679,872

Pharmaceuticals 8.2%
Actavis PLC*(a)	224,563	66,834,440
Bristol-Myers Squibb Co.	1,012,967	65,336,372
Novo Nordisk A/S (Denmark), ADR	1,108,673	59,192,051
Shire PLC (Ireland), ADR	201,062	48,112,126

		239,474,989

Real Estate Investment Trusts (REITs) 1.2%
American Tower Corp.	362,518	34,131,070

Road & Rail 2.4%
Canadian Pacific Railway Ltd. (Canada)	181,480	33,156,396
Union Pacific Corp.	341,097	36,944,216

		70,100,612

Semiconductors & Semiconductor Equipment 1.9%
ARM Holdings PLC (United Kingdom), ADR	778,108 179,809	38,360,725
NXP Semiconductors NV (Netherlands)*(a)		18,045,631

		56,406,356

Software 8.4%
Adobe Systems, Inc.*	654,594	48,400,680
FireEye, Inc.*(a)	393,689	15,452,293
Red Hat, Inc.*	586,186	44,403,590
salesforce.com, inc.*	878,665	58,703,609
Splunk, Inc.*	469,576	27,798,899
VMware, Inc. (Class A Stock)*(a)	224,913	18,445,115
Workday, Inc. (Class A Stock)*(a)	372,787	31,466,951

		244,671,137

Specialty Retail 5.1%
Inditex SA (Spain)	1,567,655	50,330,440
O’Reilly Automotive, Inc.*	176,166	38,094,136
Tiffany & Co.	316,555	27,860,006
TJX Cos., Inc. (The)	469,709	32,903,115

		149,187,697

See Notes to Financial Statements.

Prudential Jennison Growth Fund	11

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	1,376,673	$171,299,421

Textiles, Apparel & Luxury Goods 4.8%
Luxottica Group SpA (Italy)	475,872	30,139,569
NIKE, Inc. (Class B Stock)	731,553	73,396,712
Under Armour, Inc. (Class A Stock)*(a)	471,907	38,106,490

		141,642,771
TOTAL LONG-TERM INVESTMENTS (cost $1,570,512,295)		2,909,890,718

SHORT-TERM INVESTMENT 8.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $252,851,637; includes $248,290,582 of cash collateral for securities on loan) (Note 3)(b)(c)	252,851,637	252,851,637

TOTAL INVESTMENTS 108.3% (cost $1,823,363,932; Note 5)		3,162,742,355
Liabilities in excess of other assets (8.3)%		(242,668,467)

NET ASSETS 100.0%		$2,920,073,888

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $240,672,816; cash collateral of $248,290,582 (included with liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

12

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$55,858,575	$—	$—
Automobiles	34,450,902	—	—
Beverages	2,243,106	—	—
Biotechnology	247,659,561	—	—
Capital Markets	30,305,450	—	—
Chemicals	57,231,520	—	—
Diversified Financial Services	31,808,839	—	—
Energy Equipment & Services	29,113,217	—	—
Food & Staples Retailing	85,679,912	—	—
Food Products	46,772,392	—	—
Health Care Equipment & Supplies	48,980,215	—	—
Hotels, Restaurants & Leisure	118,066,709	—	—
Internet & Catalog Retail	206,731,074	—	—
Internet Software & Services	354,415,960	46,485,703	—
IT Services	209,502,839	—	—
Life Sciences Tools & Services	44,136,096	—	—
Media	89,854,723	—	—
Oil, Gas & Consumable Fuels	63,679,872	—	—
Pharmaceuticals	239,474,989	—	—
Real Estate Investment Trusts (REITs)	34,131,070	—	—
Road & Rail	70,100,612	—	—
Semiconductors & Semiconductor Equipment	56,406,356	—	—
Software	244,671,137	—	—
Specialty Retail	98,857,257	50,330,440	—
Technology Hardware, Storage & Peripherals	171,299,421	—	—
Textiles, Apparel & Luxury Goods	111,503,202	30,139,569	—
Affiliated Money Market Mutual Fund	252,851,637	—	—

Total	$3,035,786,643	$126,955,712	$—

See Notes to Financial Statements.

Prudential Jennison Growth Fund	13

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2015 was as follows:

Internet Software & Services	13.7%
Affiliated Money Market Mutual Fund (including 8.5% of collateral for securities on loan)	8.7
Biotechnology	8.5
Software	8.4
Pharmaceuticals	8.2
IT Services	7.2
Internet & Catalog Retail	7.1
Technology Hardware, Storage & Peripherals	5.9
Specialty Retail	5.1
Textiles, Apparel & Luxury Goods	4.8
Hotels, Restaurants & Leisure	4.0
Media	3.1
Food & Staples Retailing	2.9
Road & Rail	2.4
Oil, Gas & Consumable Fuels	2.2
Chemicals	1.9
Semiconductors & Semiconductor Equipment	1.9
Aerospace & Defense	1.9
Health Care Equipment & Supplies	1.7
Food Products	1.6
Life Sciences Tools & Services	1.5
Automobiles	1.2
Real Estate Investment Trusts (REITs)	1.2
Diversified Financial Services	1.1
Capital Markets	1.0
Energy Equipment & Services	1.0
Beverages	0.1

108.3
Liabilities in excess of other assets	(8.3)

100.0%

See Notes to Financial Statements.

14

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • MARCH 31, 2015

Prudential Jennison Growth Fund

Statements of Assets and Liabilities

as of March 31,2015 (Unaudited)

Assets
Investments at value, including securities on loan of $240,672,816:
Unaffiliated investments (cost $1,570,512,295)	$2,909,890,718
Affiliated investments (cost $252,851,637)	252,851,637
Cash	164,206
Receivable for investments sold	13,694,415
Receivable for Series shares sold	8,174,835
Dividends receivable	1,107,155
Tax reclaim receivable	255,050
Prepaid expenses	11,745

Total Assets	3,186,149,761

Liabilities
Payable to broker for collateral for securities on loan	248,290,582
Payable for investments purchased	11,909,468
Payable for Series shares reacquired	2,958,149
Management fee payable	1,445,786
Accrued expenses	816,146
Distribution fee payable	395,113
Loan interest payable	231
Affiliated transfer agent fee payable	260,398

Total Liabilities	266,075,873

Net Assets	$2,920,073,888

Net assets were comprised of:
Common stock, at par	$94,497
Paid-in capital in excess of par	1,490,150,505

1,490,245,002
Accumulated net investment loss	(729,085)
Accumulated net realized gain on investment and foreign currency transactions	91,207,494
Net unrealized appreciation on investments and foreign currencies	1,339,350,477

Net assets, March 31, 2015	$2,920,073,888

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share
($1,083,404,858 ÷ 35,840,203 shares of common stock issued and outstanding)	$30.23
Maximum sales charge (5.50% of offering price)	1.76

Maximum offering price to public	$31.99

Class B
Net asset value, offering price and redemption price per share
($24,357,202 ÷ 948,914 shares of common stock issued and outstanding)	$25.67

Class C
Net asset value, offering price and redemption price per share
($83,639,071 ÷ 3,252,947 shares of common stock issued and outstanding)	$25.71

Class R
Net asset value, offering price and redemption price per share
($53,244,408 ÷ 1,952,553 shares of common stock issued and outstanding)	$27.27

Class Z
Net asset value, offering price and redemption price per share
($1,675,428,349 ÷ 52,502,631 shares of common stock issued and outstanding)	$31.91

See Notes to Financial Statements.

Prudential Jennison Growth Fund	17

Statement of Operations

Six Months Ended March 31, 2015 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $211,320)	$11,790,419
Affiliated income from securities lending, net	160,237
Affiliated dividend income	20,807

Total income	11,971,463

Expenses
Management fee	8,058,390
Distribution fee—Class A	1,593,506
Distribution fee—Class B	129,390
Distribution fee—Class C	392,767
Distribution fee—Class R	188,863
Transfer agent’s fees and expenses (including affiliated expense of $520,900)	1,853,000
Shareholders’ reports	237,000
Custodian and accounting fees	170,000
Registration fees	46,000
Directors’ fees	36,000
Insurance expenses	18,000
Legal fees and expenses	17,000
Audit fee	11,000
Commitment fee on syndicated credit agreement	3,000
Loan interest expense	231
Miscellaneous	9,355

Total expenses	12,763,502
Less: Distribution fee waiver—Class R	(62,954)

Net expenses	12,700,548

Net investment loss	(729,085)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	103,190,706
Foreign currency transactions	(11,874)

103,178,832

Net change in unrealized appreciation (depreciation) on:
Investments	140,209,924
Foreign currencies	(17,189)

140,192,735

Net gain on investment and foreign currency transactions	243,371,567

Net Increase In Net Assets Resulting From Operations	$242,642,482

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2015	Year Ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment loss	$(729,085)	$(3,764,462)
Net realized gain on investment and foreign currency transactions	103,178,832	208,966,383
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	140,192,735	235,078,479

Net increase in net assets resulting from operations	242,642,482	440,280,400

Dividends and Distributions (Note 1)
Dividends from net investment income
Class Z	—	(211,567)

Distributions from net realized gains
Class A	(53,790,565)	(38,305,986)
Class B	(1,529,817)	(1,203,693)
Class C	(4,685,609)	(2,854,963)
Class R	(2,843,467)	(1,650,198)
Class Z	(77,542,876)	(45,749,026)

	(140,392,334)	(89,763,866)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	296,649,247	488,980,794
Net asset value of shares issued in reinvestment of dividends and distributions	125,481,567	80,895,115
Cost of shares reacquired	(305,885,760)	(596,020,974)

Net increase (decrease) in net assets from Series share transactions	116,245,054	(26,145,065)

Total increase	218,495,202	324,159,902

Net Assets:
Beginning of period	2,701,578,686	2,377,418,784

End of period	$2,920,073,888	$2,701,578,686

See Notes to Financial Statements.

Prudential Jennison Growth Fund	19

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company consists of six series: Prudential Jennison Growth Fund (the “Series”), Prudential Jennison Equity Opportunity Fund and Prudential Asset Allocation Fund which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Prudential Jennison Growth Fund. The financial statements of the other series are not presented herein.

The Series’ investment objective is to achieve long-term growth of capital.

Note 1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

20

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly,

22

these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right to set-off existed and management has not elected to offset.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the

Prudential Jennison Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

collateral. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Series invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

24

Taxes: For federal income tax purposes, the Series is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .60% of the Series’ average daily net assets up to $300 million, .575% of the average daily net assets on the next $2.7 billion and .55% of the average daily net assets in excess of $3 billion. The effective management fee rate was .58% of the Series’ average daily net assets for the six months ended March 31, 2015.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75%, of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS

Prudential Jennison Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through January 31, 2016.

PIMS has advised the Series that it has received $294,934 in front-end sales charges resulting from sales of Class A shares, during the six months ended March 31, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2015, it received $528, $11,353 and $2,171 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended March 31, 2015, PIM has been compensated approximately $47,900 for these services.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended March 31, 2015, were $506,562,129 and $528,172,037, respectively.

26

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2015 were as follows:

Tax Basis	$1,828,909,003

Appreciation	1,340,860,212
Depreciation	(7,026,860)

Net Unrealized Appreciation	$1,333,833,352

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefits plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6.25 billion shares of common stock at $.001 par value per shares. There are 1.25 billion shares authorized for the Series equally

Prudential Jennison Growth Fund	27

Notes to Financial Statements

(Unaudited) continued

divided into six classes, designated Class A, Class B, Class C, Class I, Class R and Class Z shares. The Series currently does not have any Class I shares outstanding. As of March 31, 2015, PI did not own any shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2015:
Shares sold	2,491,870	$73,352,893
Shares issued in reinvestment of dividends and distributions	1,817,984	49,921,845
Shares reacquired	(4,320,749)	(127,305,125)

Net increase (decrease) in shares outstanding before conversion	(10,895)	(4,030,387)
Shares issued upon conversion from Class B, Class C and Class Z	151,095	4,499,173
Shares reacquired upon conversion into Class Z	(1,374,042)	(42,133,965)

Net increase (decrease) in shares outstanding	(1,233,842)	$(41,665,179)

Year ended September 30, 2014:
Shares sold	5,065,325	$141,511,555
Shares issued in reinvestment of dividends and distributions	1,303,493	35,533,187
Shares reacquired	(8,459,277)	(234,667,659)

Net increase (decrease) in shares outstanding before conversion	(2,090,459)	(57,622,917)
Shares issued upon conversion from Class B, C and Z	278,117	7,867,396
Shares reacquired upon conversion into Class Z	(438,486)	(12,640,679)

Net increase (decrease) in shares outstanding	(2,250,828)	$(62,396,200)

Class B
Six months ended March 31, 2015:
Shares sold	24,269	$610,696
Shares issued in reinvestment of dividends and distributions	62,720	1,465,783
Shares reacquired	(47,537)	(1,200,279)

Net increase (decrease) in shares outstanding before conversion	39,452	876,200
Shares reacquired upon conversion into Class A	(130,765)	(3,334,633)

Net increase (decrease) in shares outstanding	(91,313)	$(2,458,433)

Year ended September 30, 2014: Shares sold	134,724	$3,209,197
Shares issued in reinvestment of dividends and distributions	49,731	1,172,652
Shares reacquired	(148,586)	(3,560,923)

Net increase (decrease) in shares outstanding before conversion	35,869	820,926
Shares reacquired upon conversion into Class A	(259,348)	(6,353,720)

Net increase (decrease) in shares outstanding	(223,479)	$(5,532,794)

28

Class C	Shares	Amount
Six months ended March 31, 2015:
Shares sold	311,153	$7,815,455
Shares issued in reinvestment of dividends and distributions	175,269	4,103,055
Shares reacquired	(192,320)	(4,831,046)

Net increase (decrease) in shares outstanding before conversion	294,102	7,087,464
Shares reacquired upon conversion into Class A and Class Z	(36,282)	(906,643)

Net increase (decrease) in shares outstanding	257,820	$6,180,821

Year ended September 30, 2014:
Shares sold	416,917	$10,051,909
Shares issued in reinvestment of dividends and distributions	105,252	2,485,004
Shares reacquired	(371,559)	(8,938,575)

Net increase (decrease) in shares outstanding before conversion	150,610	3,598,338
Shares reacquired upon conversion into Class A and Z	(32,142)	(784,240)

Net increase (decrease) in shares outstanding	118,468	$2,814,098

Class R
Six months ended March 31, 2015
Shares sold	362,956	$9,648,609
Shares issued in reinvestment of dividends and distributions	105,654	2,619,164
Shares reacquired	(317,757)	(8,445,729)

Net increase (decrease) in shares outstanding	150,853	$3,822,044)

Year ended September 30, 2014:
Shares sold	618,020	$15,743,669
Shares issued in reinvestment of dividends and distributions	61,367	1,521,890
Shares reacquired	(469,378)	(11,902,750)

Net increase (decrease) in shares outstanding	210,009	$5,362,809

Class Z
Six months ended March 31, 2015:
Shares sold	6,625,884	$205,221,594
Shares issued in reinvestment of dividends and distributions	2,325,568	67,371,720
Shares reacquired	(5,307,122)	(164,103,581)

Net increase (decrease) in shares outstanding before conversion	3,644,330	108,489,733
Shares issued upon conversion from Class A and C	1,334,967	43,017,336
Shares reacquired upon conversion into Class A	(36,851)	(1,141,268)

Net increase (decrease) in shares outstanding	4,942,446	$150,365,801

Year ended September 30, 2014:
Shares sold	10,905,296	$318,464,464
Shares issued in reinvestment of dividends and distributions	1,405,470	40,182,382
Shares reacquired	(11,497,094)	(336,951,067)

Net increase (decrease) in shares outstanding before conversion	813,672	21,695,779
Shares issued upon conversion from Class A and C	441,852	13,367,251
Shares reacquired upon conversion into Class A	(49,487)	(1,456,008)

Net increase (decrease) in shares outstanding	1,206,037	$33,607,022

Prudential Jennison Growth Fund	29

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% on the unused portion of the SCA. Prior to October 9, 2014 the Funds had another SCA that provided a commitment fee of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series utilized the SCA during the six months ended March 31, 2015. The average daily balance for the 1 day the Series had loans outstanding during the period was $5,905,000, borrowed at a weighted average interest rate of 1.43%. The maximum loan outstanding amount during the period was $5,905,000. At March 31, 2015, the Series did not have an outstanding loan amount.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

30

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$29.31		$25.59	$21.16	$16.88	$16.20	$14.84
Income (loss) from investment operations:
Net investment loss	(.03)		(.08)	(.01)	(.04)	(.05)	(.03)
Net realized and unrealized gain on investment and foreign currency transactions	2.51		4.79	4.44	4.32	.73	1.37
Total from investment operations	2.48		4.71	4.43	4.28	.68	1.34
Less Distributions:
Distributions from net realized gains	(1.56)		(.99)	-	-	-	-
Capital Contributions(d):	-		-	-	-	-	.02
Net asset value, end of period	$30.23		$29.31	$25.59	$21.16	$16.88	$16.20
Total Return(b):	8.99%		18.72%	20.94%	25.36%	4.20%	9.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,083,405		$1,086,552	$1,006,407	$904,802	$805,293	$833,584
Average net assets (000)	$1,065,256		$1,079,657	$933,021	$916,595	$904,612	$946,738
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.05%	(e)	1.05%	1.06%	1.06%	1.08%	1.11%
Expenses before waivers and/or expense reimbursement	1.05%	(e)	1.05%	1.06%	1.06%	1.08%	1.11%
Net investment loss	(.19)%	(e)	(.27)%	(.04)%	(.18)%	(.27)%	(.18)%
Portfolio turnover rate	18%	(f)	38%	43%	44%	63%	73%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Growth Fund	31

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$25.21		$22.29	$18.55	$14.90	$14.41	$13.29
Income (loss) from investment operations:
Net investment loss	(.11)		(.23)	(.14)	(.15)	(.16)	(.12)
Net realized and unrealized gain on investment and foreign currency transactions	2.13		4.14	3.88	3.80	.65	1.22
Total from investment operations	2.02		3.91	3.74	3.65	.49	1.10
Less Distributions:
Distributions from net realized gains	(1.56)		(.99)	-	-	-	-
Capital Contributions(d):	-		-	-	-	-	.02
Net asset value, end of period	$25.67		$25.21	$22.29	$18.55	$14.90	$14.41
Total Return(b):	8.61%		17.87%	20.16%	24.50%	3.40%	8.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,357		$26,222	$28,166	$30,110	$31,148	$42,581
Average net assets (000)	$25,949		$28,811	$28,518	$32,576	$41,009	$51,415
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.75%	(e)	1.75%	1.76%	1.76%	1.78%	1.81%
Expenses before waivers and/or expense reimbursement	1.75%	(e)	1.75%	1.76%	1.76%	1.78%	1.81%
Net investment loss	(.89)%	(e)	(.97)%	(.72)%	(.88)%	(.97)%	(.87)%
Portfolio turnover rate	18%	(f)	38%	43%	44%	63%	73%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$25.25		$22.32	$18.58	$14.93	$14.43	$13.29
Income (loss) from investment operations:
Net investment loss	(.11)		(.24)	(.15)	(.15)	(.16)	(.13)
Net realized and unrealized gain on investment and foreign currency transactions	2.13		4.16	3.89	3.80	.66	1.25
Total from investment operations	2.02		3.92	3.74	3.65	.50	1.12
Less Distributions:
Distributions from net realized gains	(1.56)		(.99)	-	-	-	-
Capital Contributions(d):	-		-	-	-	-	.02
Net asset value, end of period	$25.71		$25.25	$22.32	$18.58	$14.93	$14.43
Total Return(b):	8.59%		17.89%	20.13%	24.45%	3.47%	8.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$83,639		$75,620	$64,213	$58,437	$46,623	$66,240
Average net assets (000)	$78,769		$71,867	$59,245	$55,226	$63,040	$64,722
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.75%	(e)	1.75%	1.76%	1.76%	1.78%	1.81%
Expenses before waivers and/or expense reimbursement	1.75%	(e)	1.75%	1.76%	1.76%	1.78%	1.81%
Net investment loss	(.89)%	(e)	(.97)%	(.74)%	(.88)%	(.98)%	(.88)%
Portfolio turnover rate	18%	(f)	38%	43%	44%	63%	73%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Growth Fund	33

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$26.62		$23.37	$19.36	$15.47	$14.87	$13.65
Income (loss) from investment operations:
Net investment loss	(.05)		(.12)	(.05)	(.07)	(.08)	(.06)
Net realized and unrealized gain on investment and foreign currency transactions	2.26		4.36	4.06	3.96	.68	1.26
Total from investment operations	2.21		4.24	4.01	3.89	.60	1.20
Less Distributions:
Distributions from net realized gains	(1.56)		(.99)	-	-	-	-
Capital Contributions(d):	-		-	-	-	-	.02
Net asset value, end of period	$27.27		$26.62	$23.37	$19.36	$15.47	$14.87
Total Return(b):	8.88%		18.48%	20.71%	25.15%	4.03%	8.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$53,244		$47,957	$37,198	$34,287	$23,811	$8,977
Average net assets (000)	$50,502		$43,736	$38,280	$27,346	$17,091	$7,777
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.25%	(e)	1.25%	1.26%	1.26%	1.28%	1.31%
Expenses before waivers and/or expense reimbursement	1.50%	(e)	1.50%	1.51%	1.51%	1.53%	1.56%
Net investment loss	(.39)%	(e)	(.48)%	(.25)%	(.38)%	(.45)%	(.38)%
Portfolio turnover rate	18%	(f)	38%	43%	44%	63%	73%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2015		2014	2013	2012	2011		2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$30.81		$26.78	$22.07	$17.56	$16.80		$15.34
Income (loss) from investment operations:
Net investment income	.02		.01	.06	.02	-	(d)	.02
Net realized and unrealized gain on investment and foreign currency transactions	2.64		5.01	4.65	4.49	.76		1.42
Total from investment operations	2.66		5.02	4.71	4.51	.76		1.44
Less Dividends and Distributions:
Dividends from net investment income	-		- (d)	-	-	-		-
Distributions from net realized gains	(1.56)		(.99)	-	-	-		-
Total dividends and distributions	(1.56)		(.99)	-	-	-		-
Capital Contributions(e):	-		-	-	-	-		.02
Net asset value, end of period	$31.91		$30.81	$26.78	$22.07	$17.56		$16.80
Total Return(b):	9.14%		19.07%	21.34%	25.68%	4.52%		9.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,675,428		$1,465,227	$1,241,434	$984,242	$804,085		$793,225
Average net assets (000)	$1,577,099		$1,398,654	$1,077,941	$1,103,837	$870,663		$736,912
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.75%	(f)	.75%	.76%	.76%	.78%		.81%
Expenses before waivers and/or expense reimbursement	.75%	(f)	.75%	.76%	.76%	.78%		.81%
Net investment income	.11%	(f)	.03%	.25%	.12%	.03%		.12%
Portfolio turnover rate	18%	(g)	38%	43%	44%	63%		73%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Less than $.005 per share.

(e) The Series received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Growth Fund	35

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Investment Portfolios, Inc., which is comprised of Prudential Balanced Fund, Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund, Prudential Conservative Allocation Fund, Prudential Jennison Equity Opportunity Fund and Prudential Jennison Growth Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

To elect twelve Directors:

	SHARES VOTED	% OF VOTED	% OF TOTAL
(a) Ellen S. Alberding;
FOR	95,100,802.626	98.280	55.055
WITHHELD	1,664,556.591	1.720	0.963

(b) Kevin J. Bannon;
FOR	95,146,900.682	98.328	55.082
WITHHELD	1,618,458.535	1.672	0.936

(c) Linda W. Bynoe;
FOR	95,140,861.216	98.322	55.078
WITHHELD	1,624,498.001	1.678	0.940

(d) Keith F. Hartstein;
FOR	95,133,836.925	98.314	55.074
WITHHELD	1,631,522.292	1.686	0.944

(e) Michael S. Hyland;
FOR	95,117,285.270	98.297	55.064
WITHHELD	1,648,073.947	1.703	0.954

(f) Stephen P. Munn;
FOR	95,030,269.772	98.207	55.014
WITHHELD	1,735,089.445	1.793	1.004

(g) James E. Quinn;
FOR	95,133,075.390	98.314	55.074
WITHHELD	1,632,283.827	1.686	0.944

(h) Richard A. Redeker;
FOR	95,042,171.501	98.220	55.021
WITHHELD	1,723,187.716	1.780	0.997

(i) Stephen G. Stoneburn;
FOR	95,055,450.417	98.233	55.029
WITHHELD	1,709,908.800	1.767	0.989

(j) Stuart S. Parker;
FOR	95,151,749.610	98.333	55.084
WITHHELD	1,613,609.607	1.667	0.934

36

	SHARES VOTED	% OF VOTED	% OF TOTAL
(k) Scott E. Benjamin; and
FOR	95,115,629.702	98.296	55.063
WITHHELD	1,649,729.515	1.704	0.955

(l) Grace C. Torres.
FOR	95,092,614.445	98.271	55.050
WITHHELD	1,672,744.772	1.72	0.968

The special meeting of shareholders of the Prudential Jennison Growth Fund (the “Fund”) held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014 and January 9, 2015 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on January 9, 2015, insufficient votes were obtained to approve the following proposals:

Proposal: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	13,120,281.358	27.395	14.421
AGAINST	4,312,906.518	9.006	4.740
ABSTAIN	883,569.608	1.844	0.971
BROKER NON-VOTE	29,576,968.709	61.755	32.510

TOTAL	47,893,726.193	100.000	52.642

Proposal: To approve a proposal to designate the Fund’s investment objective as a non-fundamental policy of the Fund.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	9,575,236.498	19.993	10.525
AGAINST	7,546,343.578	15.757	8.294
ABSTAIN	1,195,177.408	2.495	1.313
BROKER NON-VOTE	29,576,968.709	61.755	32.510

TOTAL	47,893,726.193	100.000	52.642

Prudential Jennison Growth Fund	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Growth Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON GROWTH FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PJFAX	PJFBX	PJFCX	PJGRX	PJFZX
CUSIP	74437E107	74437E206	74437E305	74437E651	74437E404

MF168E2    0277396-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL ASSET ALLOCATION FUNDS

SEMIANNUAL REPORT • MARCH 31, 2015

Fund Type

Balanced/Allocation

PRUDENTIAL CONSERVATIVE ALLOCATION FUND

PRUDENTIAL MODERATE ALLOCATION FUND

PRUDENTIAL GROWTH ALLOCATION FUND

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Quantitative Management Associates, LLC and Prudential Investment Management, Inc. (PIM) are registered investment advisers and Prudential Financial companies. Prudential Fixed Income is a unit of PIM. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

PRUDENTIAL ASSET ALLOCATION FUNDS

May 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Asset Allocation Funds informative and useful. The report covers performance for the six-month period that ended March 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Asset Allocation Funds

Prudential Asset Allocation Funds	1

Your Fund’s Performance—Conservative Allocation Fund

(Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	3.45%	4.62%	36.42%	75.70%	—
Class B	3.06	3.85	31.49	63.01	—
Class C	3.06	3.85	31.37	63.00	—
Class R	3.30	4.34	34.71	N/A	47.82% (1/12/07)
Class Z	3.56	4.94	38.17	80.45	—
Conservative Customized Blend Index	3.63	5.82	38.10	74.50	—
Russell 1000® Index	6.55	12.73	98.76	122.76	—
S&P 500 Index	5.92	12.71	96.40	115.97	—
Lipper Mixed-Asset Target Allocation Conservative Funds Average	2.44	4.10	34.73	61.20	—

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Five Years	Ten Years	Since Inception
Class A		–1.13%	5.21%	5.20%	—
Class B		–1.15	5.47	5.01	—
Class C		2.85	5.61	5.01	—
Class R		4.34	6.14	N/A	4.87% (1/12/07)
Class Z		4.94	6.68	6.08	—
Conservative Customized Blend Index		5.82	6.67	5.73	—
Russell 1000 Index		12.73	14.73	8.34	—
S&P 500 Index		12.71	14.45	8.00	—
Lipper Mixed-Asset Target Allocation Conservative Funds Average		4.10	6.10	4.84	—

Source: Prudential Investments LLC and Lipper Inc. inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum Initial Sales Charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Conservative Customized Blend Index

The Conservative Customized Blend is a model portfolio consisting of the Russell 3000 Index (25.5%), the MSCI ACWI ex-US Index (10%), the Barclays US Aggregate Bond Index (29%), the Barclays 1-3 Year Government/Credit Index (29%), the Standard & Poor’s (S&P) Developed Property Net Index (5%) and the Citigroup 3-Month T-Bill (1.5%). The Conservative Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund or taxes. These returns would be lower if they included the effect of these expenses. The cumulative total return for the Conservative Customized Blend Index measured from the month-end closest to inception date for Class R shares through 3/31/15 is 48.04%. The average annual total return for the Conservative Customized Blend Index measured from the month-end closest to the inception date for Class R shares through 3/31/15 is 4.87%.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index. The cumulative total return for the Russell 1000 Index measured from the month-end closest to inception date for Class R shares through 3/31/15 is 78.10%. The average annual total return for the Russell 1000 Index measured from the month-end closest to the inception date for Class R shares through 3/31/15 is 7.25%.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large US public companies. It gives a broad look at how US stock prices have performed. The cumulative total return for the S&P 500 Index measured from the month-end closest to inception date for Class R shares through 3/31/15 is 73.99%. The average annual total return for the S&P 500 Index measured from the month-end closest to the inception date for Class R shares through 3/31/15 is 6.94%.

Prudential Asset Allocation Funds	3

Your Fund’s Performance (continued)

Lipper Mixed-Asset Target Allocation Conservative Funds Average

The Lipper Mixed-Asset Target Allocation Conservative Funds Average (Lipper Average) is based on an average return of all funds in the Lipper Mixed-Asset Target Allocation Conservative Funds category for the periods noted. Funds in the Lipper Average maintain a mix of between 20% and 40% equity securities with the remainder in bonds, cash, and cash equivalents. The cumulative total return for the Lipper Average measured from the month-end closest to inception date for Class R shares through 3/31/15 is 42.59%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class R shares through 3/31/15 is 4.33%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to inception date, and not from the Class’s actual inception date.

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Performance Target—Conservative Customized Blend

The Prudential Conservative Allocation Fund seeks to exceed a performance target—the Conservative Customized Blend Index—consisting of a weighted average return of six securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2015, and their weightings in the Conservative Customized Blend Index. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The Barclays 1-3 Year Government/Credit Index is considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The MSCI All Country World ex-US Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. It comprises approximately 23 developed and 21 emerging market country indexes.

The Russell 3000 Index is an unmanaged index which represents the US equity market—it covers about 98% of all investable stocks in the US.

The Standard & Poor’s (S&P) Developed Property Net Index defines and measures the investable universe of publicly traded property companies domiciled in developed markets.

Investors cannot invest directly in an index or average.

Prudential Asset Allocation Funds	5

Your Fund’s Performance—Moderate Allocation Fund

(Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	4.38%	5.77%	48.48%	86.11%	—
Class B	3.91	4.96	43.07	72.63	—
Class C	3.99	4.96	43.07	72.64	—
Class R	4.21	5.53	46.63	N/A	47.87% (1/12/07)
Class Z	4.50	6.03	50.38	90.68	—
Moderate Customized Blend Index	4.54	7.43	54.79	91.27	—
Russell 1000 Index	6.55	12.73	98.76	122.76	—
S&P 500 Index	5.92	12.71	96.40	115.97	—
Lipper Mixed-Asset Target Allocation Moderate Funds Average*	3.14	5.07	46.83	74.07	—
Lipper Mixed-Asset Target Allocation Growth Funds Average	4.21	6.75	56.48	84.43	—

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Five Years	Ten Years	Since Inception
Class A		–0.05%	7.01%	5.81%	—
Class B		–0.04	7.28	5.61	—
Class C		3.96	7.43	5.61	—
Class R		5.53	7.96	N/A	4.88% (1/12/07)
Class Z		6.03	8.50	6.67	—
Moderate Customized Blend Index		7.43	9.13	6.70	—
Russell 1000 Index		12.73	14.73	8.34	—
S&P 500 Index		12.71	14.45	8.00	—
Lipper Mixed-Asset Target Allocation Moderate Funds Average*		5.07	7.93	5.65	—
Lipper Mixed-Asset Target Allocation Growth Funds Average		6.75	9.33	6.26	—

*The Fund is compared to the Lipper Mixed-Asset Target Allocation Moderate Funds Performance Universe, although Lipper classifies the Fund in the Lipper Mixed-Asset Target Allocation Growth Funds Performance Universe. The Lipper Mixed-Asset Target Allocation Moderate Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

6	Visit our website at www.prudentialfunds.com

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum Initial Sales Charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Moderate Customized Blend Index

The Moderate Customized Blend is a model portfolio consisting of the Russell 3000 Index (45%), the MSCI ACWI ex-US Index (15%), the Barclays US Aggregate Bond Index (19%), the Barclays 1-3 Year Government/Credit Index (14%), the S&P Developed Property Net Index (5%) and the Citigroup 3-Month T-Bill (2%). The Moderate Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund or taxes. These returns would be lower if they included the effect of these expenses. The cumulative total return for the Moderate Customized Blend Index measured from the month-end closest to inception date for Class R shares through 3/31/15 is 54.69%. The average annual total return for the Moderate Customized Blend Index measured from the month-end closest to the inception date for Class R shares through 3/31/15 is 5.43%.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index. The cumulative total return for the Russell 1000 Index measured from the month-end closest to inception date for Class R shares through 3/31/15 is 78.10%. The average annual total return for the Russell 1000 Index measured from the month-end closest to the inception date for Class R shares through 3/31/15 is 7.25%.

Prudential Asset Allocation Funds	7

Your Fund’s Performance (continued)

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large US public companies. It gives a broad look at how US stock prices have performed. The cumulative total return for the S&P 500 Index measured from the month-end closest to inception date for Class R shares through 3/31/15 is 73.99%. The average annual total return for the S&P 500 Index measured from the month-end closest to the inception date for Class R shares through 3/31/15 is 6.94%.

Lipper Mixed-Asset Target Allocation Moderate Funds Average

The Lipper Mixed-Asset Target Allocation Moderate Funds Average (Lipper Average) is based on an average return of all funds in the Lipper Mixed-Asset Target Allocation Moderate Funds category for the periods noted. These are funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The cumulative total return for the Lipper Average measured from the month-end closest to inception date for Class R shares through 3/31/15 is 47.69%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class R shares through 3/31/15 is 4.79%.

Lipper Mixed-Asset Target Allocation Growth Funds Average

The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) is based on an average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category for the periods noted. These are funds that, by portfolio practice, maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The cumulative total return for the Lipper Average measured from the month-end closest to inception date for Class R shares through 3/31/15 is 52.38%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class R shares through 3/31/15 is 5.18%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Averages are measured from the closest month-end to inception date, and not from the Class’s actual inception date.

8	Visit our website at www.prudentialfunds.com

Performance Target—Moderate Customized Blend

The Prudential Moderate Allocation Fund seeks to exceed a performance target—the Moderate Customized Blend Index—consisting of a weighted average return of six securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2015, and their weightings in the Moderate Customized Blend Index. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The Barclays 1-3 Year Government/Credit Index is considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The MSCI All Country World ex-US Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. It comprises approximately 23 developed and 21 emerging market country indexes.

The Russell 3000 Index is an unmanaged index which represents the US equity market—it covers about 98% of all investable stocks in the US.

The Standard & Poor’s (S&P) Developed Property Net Index defines and measures the investable universe of publicly traded property companies domiciled in developed markets.

Investors cannot invest directly in an index or average.

Prudential Asset Allocation Funds	9

Your Fund’s Performance—Growth Allocation Fund

(Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	4.81%	6.03%	59.04%	89.14%	—
Class B	4.42	5.24	53.19	75.45	—
Class C	4.42	5.23	53.23	75.65	—
Class R	4.66	5.70	57.23	N/A	42.89% (1/12/07)
Class Z	4.95	6.28	61.11	93.72	—
Growth Customized Blend Index	5.09	8.42	69.17	103.95	—
Russell 1000 Index	6.55	12.73	98.76	122.76	—
S&P 500 Index	5.92	12.71	96.40	115.97	—
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Average	4.89	6.59	62.49	82.35	—

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Five Years	Ten Years	Since Inception
Class A		0.20%	8.49%	5.98%	—
Class B		0.24	8.76	5.78	—
Class C		4.23	8.91	5.80	—
Class R		5.70	9.47	N/A	4.44% (1/12/07)
Class Z		6.28	10.01	6.84	—
Growth Customized Blend Index		8.42	11.09	7.39	—
Russell 1000 Index		12.73	14.73	8.34	—
S&P 500 Index		12.71	14.45	8.00	—
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Average		6.59	10.17	6.16	—

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum Initial Sales Charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Growth Customized Blend Index

The Growth Customized Blend is a model portfolio consisting of the Russell 3000 Index (60.5%), the MSCI ACWI ex-US Index (24%), the Barclays US Aggregate Bond Index (8%), the S&P Developed Property Net Index (5%) and the Citigroup 3-Month T-Bill (2.5%). The Growth Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund or taxes. These returns would be lower if they included the effect of these expenses. The cumulative total return for the Growth Customized Blend Index measured from the month-end closest to inception date for Class R shares through 3/31/15 is 56.35%. The average annual total return for the Growth Customized Blend Index measured from the month-end closest to the inception date for Class R shares through 3/31/15 is 5.57%.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index. The cumulative total return for the Russell 1000 Index measured from the month-end closest to inception date for Class R shares through 3/31/15 is 78.10%. The average annual total return for the Russell 1000 Index measured from the month-end closest to the inception date for Class R shares through 3/31/15 is 7.25%.

Prudential Asset Allocation Funds	11

Your Fund’s Performance (continued)

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large US public companies. It gives a broad look at how US stock prices have performed. The cumulative total return for the S&P 500 Index measured from the month-end closest to inception date for Class R shares through 3/31/15 is 73.99%. The average annual total return for the S&P 500 Index measured from the month-end closest to the inception date for Class R shares through 3/31/15 is 6.94%.

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Average

The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Average represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds category for the periods noted. Funds in the Lipper Average are funds of funds that, by portfolio practice, maintain at least 80% of assets in equity securities, with the remainder invested in bonds, cash, and cash equivalents. An investment cannot be made directly in an index or average. All indexes and averages are unmanaged. The cumulative total return for the Lipper Average measured from the month-end closest to inception date for Class R shares through 3/31/15 is 43.20%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class R shares through 3/31/15 is 4.40%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to inception date, and not from the Class’s actual inception date.

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Performance Target—Growth Customized Blend

The Prudential Growth Allocation Fund seeks to exceed a performance target—the Growth Customized Blend Index—consisting of a weighted average return of five securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2015, and their weightings in the Growth Customized Blend Index. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The MSCI All Country World ex-US Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. It comprises approximately 23 developed and 21 emerging market country indexes.

The Russell 3000 Index is an unmanaged index which represents the US equity market—it covers about 98% of all investable stocks in the US.

The Standard & Poor’s (S&P) Developed Property Net Index defines and measures the investable universe of publicly traded property companies domiciled in developed markets.

Investors cannot invest directly in an index or average.

Prudential Asset Allocation Funds	13

Fees and Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested on October 1, 2014, at the beginning of the period, and held through the six-month period ended March 31, 2015. These examples are for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you

14	Visit our website at www.prudentialfunds.com

own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Conservative Allocation Fund		Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,034.50	1.52%	$7.71
	Hypothetical	$1,000.00	$1,017.35	1.52%	$7.64

Class B	Actual	$1,000.00	$1,030.60	2.27%	$11.49
	Hypothetical	$1,000.00	$1,013.61	2.27%	$11.40

Class C	Actual	$1,000.00	$1,030.60	2.27%	$11.49
	Hypothetical	$1,000.00	$1,013.61	2.27%	$11.40

Class R	Actual	$1,000.00	$1,033.00	1.77%	$8.97
	Hypothetical	$1,000.00	$1,016.11	1.77%	$8.90

Class Z	Actual	$1,000.00	$1,035.60	1.27%	$6.45
	Hypothetical	$1,000.00	$1,018.60	1.27%	$6.39

Prudential Asset Allocation Funds	15

Fees and Expenses (continued)

Prudential Moderate Allocation Fund		Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,043.80	1.61%	$8.20
	Hypothetical	$1,000.00	$1,016.90	1.61%	$8.10

Class B	Actual	$1,000.00	$1,039.10	2.36%	$12.00
	Hypothetical	$1,000.00	$1,013.16	2.36%	$11.85

Class C	Actual	$1,000.00	$1,039.90	2.36%	$12.00
	Hypothetical	$1,000.00	$1,013.16	2.36%	$11.85

Class R	Actual	$1,000.00	$1,042.10	1.86%	$9.47
	Hypothetical	$1,000.00	$1,015.66	1.86%	$9.35

Class Z	Actual	$1,000.00	$1,045.00	1.36%	$6.93
	Hypothetical	$1,000.00	$1,018.15	1.36%	$6.84

Prudential Growth Allocation Fund		Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,048.10	1.77%	$9.04
	Hypothetical	$1,000.00	$1,016.11	1.77%	$8.90

Class B	Actual	$1,000.00	$1,044.20	2.52%	$12.84
	Hypothetical	$1,000.00	$1,012.37	2.52%	$12.64

Class C	Actual	$1,000.00	$1,044.20	2.52%	$12.84
	Hypothetical	$1,000.00	$1,012.37	2.52%	$12.64

Class R	Actual	$1,000.00	$1,046.60	2.06%	$10.51
	Hypothetical	$1,000.00	$1,014.86	2.06%	$10.35

Class Z	Actual	$1,000.00	$1,049.50	1.52%	$7.77
	Hypothetical	$1,000.00	$1,017.35	1.52%	$7.64

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2015, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Each Fund’s annual expense ratios for the six-month period ended March 31, 2015, are as follows:

Conservative Allocation Fund

Class	Gross Operating Expenses	Net Operating Expenses
A	1.57%	1.52%
B	2.27	2.27
C	2.27	2.27
R	2.02	1.77
Z	1.27	1.27

Moderate Allocation Fund

Class	Gross Operating Expenses	Net Operating Expenses
A	1.66%	1.61%
B	2.36	2.36
C	2.36	2.36
R	2.11	1.86
Z	1.36	1.36

Growth Allocation Fund

Class	Gross Operating Expenses	Net Operating Expenses
A	1.94%	1.77%
B	2.64	2.52
C	2.64	2.52
R	2.36	2.06
Z	1.64	1.52

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. These expenses include a weighted average of the net operating expenses of the underlying funds in which the Fund invests. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Asset Allocation Funds	17

Prudential Conservative Allocation Fund

Portfolio of Investments

as of March 31, 2015 (Unaudited)

	Shares	Value (Note1)
LONG-TERM INVESTMENTS 99.0%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Absolute Return Bond Fund (Class Q)	790,557	$7,668,399
Prudential Global Real Estate Fund (Class Q)	297,419	7,569,316
Prudential Government Income Fund (Class Z)	941,876	9,230,389
Prudential High Yield Fund (Class Q)	552,787	3,090,080
Prudential International Equity Fund (Class Z)	1,384,497	9,829,932
Prudential Jennison 20/20 Focus Fund (Class Q)*	84,554	1,531,275
Prudential Jennison Equity Opportunity Fund (Class Q)	142,870	3,060,266
Prudential Jennison Growth Fund (Class Z)*	28,628	913,511
Prudential Jennison International Opportunities Fund (Class Z)*	476,199	6,547,739
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	142,765	6,094,624
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	5,554	224,440
Prudential Jennison Small Company Fund, Inc. (Class Q)	109,957	3,064,514
Prudential Jennison Value Fund (Class Q)	74,473	1,534,136
Prudential Large-Cap Core Equity Fund (Class Z)	448,705	7,295,941
Prudential Long/Short Equity Fund (Class Z)*	346,007	3,816,457
Prudential Mid-Cap Value Fund (Class Q)	214,177	4,602,668
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	4,073,472	40,082,965
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	68,246	769,819
Prudential Small-Cap Value Fund (Class Q)	125,131	2,327,430
Prudential Strategic Value Fund (Class Z)	451,482	6,722,573
Prudential Total Return Bond Fund (Class Q)	1,723,062	25,242,853

TOTAL LONG-TERM INVESTMENTS (cost $129,439,168)		151,219,327

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,644,824; Note 3)	1,644,824	1,644,824

TOTAL INVESTMENTS(a) 100.1% (cost $131,083,992; Note 5)		152,864,151
Liabilities in excess of other assets (0.1)%		(185,191)

NET ASSETS 100.0%		$152,678,960

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	19

Prudential Conservative Allocation Fund

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$151,219,327	$—	$—
Affiliated Money Market Mutual Fund	1,644,824	—	—

Total	$152,864,151	$—	$—

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2015 was as follows:

Multi-Sector Debt	47.8%
International	10.7
Large/Mid-Cap Growth	6.6
U.S. Government Debt	6.0
Large-Cap Core	5.8
Large-Cap Value	5.4
Global Real Estate	5.0
Small/Mid-Cap Value	4.5
Long/Short Cap	2.5
High Yield	2.0%
Small-Cap Core	2.0
Short-Term Debt	0.5
Natural Resources	0.2

99.0
Short-Term Investment	1.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

20

Prudential Moderate Allocation Fund

Portfolio of Investments

as of March 31, 2015 (Unaudited)

	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.0%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Absolute Return Bond Fund (Class Q)	578,314	$5,609,649
Prudential Global Real Estate Fund (Class Q)	363,265	9,245,104
Prudential Government Income Fund (Class Z)	374,384	3,668,963
Prudential High Yield Fund (Class Q)	340,915	1,905,715
Prudential International Equity Fund (Class Z)	2,519,471	17,888,245
Prudential Jennison 20/20 Focus Fund (Class Q)*	204,080	3,695,882
Prudential Jennison Equity Opportunity Fund (Class Q)	347,385	7,440,986
Prudential Jennison Growth Fund (Class Z)*	63,856	2,037,647
Prudential Jennison International Opportunities Fund (Class Z)*	878,814	12,083,692
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	282,580	12,063,349
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	9,041	365,333
Prudential Jennison Small Company Fund, Inc. (Class Q)	233,805	6,516,155
Prudential Jennison Value Fund (Class Q)	225,457	4,644,417
Prudential Large-Cap Core Equity Fund (Class Z)	864,811	14,061,826
Prudential Long/Short Equity Fund (Class Z)*	587,118	6,475,910
Prudential Mid-Cap Value Fund (Class Q)	605,781	13,018,234
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	2,476,007	24,363,909
Prudential Small-Cap Value Fund (Class Q)	151,775	2,823,009
Prudential Strategic Value Fund (Class Z)	1,011,538	15,061,807
Prudential Total Return Bond Fund (Class Q)	1,436,343	21,042,430

TOTAL LONG-TERM INVESTMENTS (cost $147,485,774)		184,012,262

SHORT-TERM INVESTMENT 0.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,770,806; Note 3)	1,770,806	1,770,806

TOTAL INVESTMENTS(a) 99.9% (cost $149,256,580; Note 5)		185,783,068
Other assets in excess of liabilities 0.1%		95,143

NET ASSETS 100.0%		$185,878,211

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	21

Prudential Moderate Allocation Fund

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$184,012,262	$—	$—
Affiliated Money Market Mutual Fund	1,770,806	—	—

Total	$185,783,068	$—	$—

The investment allocation of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2015 was as follows:

Multi-Sector Debt	27.4%
International	16.1
Large/Mid-Cap Growth	11.6
Large-Cap Value	10.6
Large-Cap Core	9.6
Small/Mid-Cap Value	8.5
Global Real Estate	5.0
Small-Cap Core	3.5
Long/Short Cap	3.5
U.S. Government Debt	2.0%
High Yield	1.0
Natural Resources	0.2

99.0
Short-Term Investment	0.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

22

Prudential Growth Allocation Fund

Portfolio of Investments

as of March 31, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.2%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Absolute Return Bond Fund (Class Q)	105,041	$1,018,895
Prudential Global Real Estate Fund (Class Q)	195,275	4,969,750
Prudential International Equity Fund (Class Z)	2,148,345	15,253,253
Prudential Jennison 20/20 Focus Fund (Class Q)*	165,823	3,003,062
Prudential Jennison Equity Opportunity Fund (Class Q)	327,685	7,019,016
Prudential Jennison Growth Fund (Class Z)*	62,550	1,995,961
Prudential Jennison International Opportunities Fund (Class Z)*	738,658	10,156,553
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	152,348	6,503,750
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	3,497	141,323
Prudential Jennison Small Company Fund, Inc. (Class Q)	162,186	4,520,111
Prudential Jennison Value Fund (Class Q)	218,644	4,504,075
Prudential Large-Cap Core Equity Fund (Class Z)	645,013	10,487,908
Prudential Long/Short Equity Fund (Class Z)*	409,800	4,520,097
Prudential Mid-Cap Value Fund (Class Q)	303,283	6,517,561
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	62,112	611,178
Prudential Small-Cap Value Fund (Class Q)	189,675	3,527,962
Prudential Strategic Value Fund (Class Z)	741,833	11,045,889
Prudential Total Return Bond Fund (Class Q)	216,027	3,164,795

TOTAL LONG-TERM INVESTMENTS (cost $74,973,256)		98,961,139

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,157,113; Note 3)	1,157,113	1,157,113

TOTAL INVESTMENTS(a) 100.3% (cost $76,130,369; Note 5)		100,118,252
Liabilities in excess of other assets (0.3)%		(336,280)

NET ASSETS 100.0%		$99,781,972

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	23

Prudential Growth Allocation Fund

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$98,961,139	$—	$—
Affiliated Money Market Mutual Fund	1,157,113	—	—

Total	$100,118,252	$—	$—

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2015 was as follows:

International	25.5%
Large-Cap Value	15.6
Large/Mid-Cap Growth	15.5
Large-Cap Core	13.5
Small/Mid-Cap Value	10.1
Global Real Estate	5.0
Multi-Sector Debt	4.8
Small-Cap Core	4.5
Long/Short Cap	4.5%
Natural Resources	0.2

99.2
Short-Term Investment	1.1
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

24

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • MARCH 31, 2015

Prudential Asset Allocation Funds

Prudential Conservative Allocation Fund

Statement of Assets & Liabilities

as of March 31, 2015 (Unaudited)

Assets
Affiliated investments (cost $131,083,992)	$152,864,151
Receivable for investments sold	335,000
Dividends receivable	212,923
Receivable for Fund shares sold	165,727
Prepaid expenses	327

Total assets	153,578,128

Liabilities
Payable for investments purchased	549,490
Payable for Fund shares reacquired	175,606
Distribution fee payable	75,052
Accrued expenses	62,930
Management fee payable	25,714
Affiliated transfer agent fee payable	10,376

Total liabilities	899,168

Net Assets	$152,678,960

Net assets were comprised of:
Common stock, at par	$11,579
Paid-in capital in excess of par	126,437,821

126,449,400
Undistributed net investment income	74,415
Accumulated net realized gain on investment transactions	4,374,986
Net unrealized appreciation on investments	21,780,159

Net assets, March 31, 2015	$152,678,960

See Notes to Financial Statements.

26

Class A
Net asset value and redemption price per share ($77,462,374 ÷ 5,863,839 shares of common stock issued and outstanding)	$13.21
Maximum sales charge (5.50% of offering price)	0.77

Maximum offering price to public	$13.98

Class B
Net asset value, offering price and redemption price per share ($37,772,076 ÷ 2,872,652 shares of common stock issued and outstanding)	$13.15

Class C
Net asset value, offering price and redemption price per share ($31,271,025 ÷ 2,377,295 shares of common stock issued and outstanding)	$13.15

Class R
Net asset value, offering price and redemption price per share ($102,053 ÷ 7,701 shares of common stock issued and outstanding)	$13.25

Class Z
Net asset value, offering price and redemption price per share ($6,071,432 ÷ 457,548 shares of common stock issued and outstanding)	$13.27

See Notes to Financial Statements.

Prudential Asset Allocation Funds	27

Prudential Moderate Allocation Fund

Statement of Assets & Liabilities

as of March 31, 2015 (Unaudited)

Assets
Affiliated investments (cost $149,256,580)	$185,783,068
Cash	88
Receivable for investments sold	565,000
Receivable for Fund shares sold	279,463
Dividends receivable	142,845
Prepaid expenses	264

Total Assets	186,770,728

Liabilities
Payable for investments purchased	613,711
Distribution fee payable	91,023
Accrued expenses	76,881
Payable for Fund shares reacquired	60,409
Management fee payable	31,507
Affiliated transfer agent fee payable	18,986

Total Liabilities	892,517

Net Assets	$185,878,211

Net assets were comprised of:
Common stock, at par	$12,431
Paid-in capital in excess of par	141,284,066

141,296,497
Distributions in excess of net investment income	(1,087,202)
Accumulated net realized gain on investment transactions	9,142,428
Net unrealized appreciation on investments	36,526,488

Net assets, March 31, 2015	$185,878,211

See Notes to Financial Statements.

28

Class A
Net asset value and redemption price per share ($100,799,524 ÷ 6,723,237 shares of common stock issued and outstanding)	$14.99
Maximum sales charge (5.50% of offering price)	0.87

Maximum offering price to public	$15.86

Class B
Net asset value, offering price and redemption price per share ($48,560,607 ÷ 3,258,074 shares of common stock issued and outstanding)	$14.90

Class C
Net asset value, offering price and redemption price per share ($32,715,282 ÷ 2,195,742 shares of common stock issued and outstanding)	$14.90

Class R
Net asset value, offering price and redemption price per share ($191,065 ÷ 12,787 shares of common stock issued and outstanding)	$14.94

Class Z
Net asset value, offering price and redemption price per share ($3,611,733 ÷ 240,813 shares of common stock issued and outstanding)	$15.00

See Notes to Financial Statements.

Prudential Asset Allocation Funds	29

Prudential Growth Allocation Fund

Statement of Assets & Liabilities

as of March 31, 2015 (Unaudited)

Assets
Affiliated investments (cost $76,130,369)	$100,118,252
Receivable for investments sold	225,000
Receivable for Fund shares sold	72,694
Dividends receivable	11,444
Prepaid expenses	264

Total Assets	100,427,654

Liabilities
Payable for investments purchased	361,339
Payable for Fund shares reacquired	133,230
Accrued expenses	80,376
Distribution fee payable	45,070
Affiliated transfer agent fee payable	16,806
Management fee payable	8,861

Total Liabilities	645,682

Net Assets	$99,781,972

Net assets were comprised of:
Common stock, at par	$5,698
Paid-in capital in excess of par	70,441,155

70,446,853
Distributions in excess of net investment income	(1,075,163)
Accumulated net realized gain on investment transactions	6,422,399
Net unrealized appreciation on investments	23,987,883

Net assets, March 31, 2015	$99,781,972

See Notes to Financial Statements.

30

Class A
Net asset value and redemption price per share ($61,542,637 ÷ 3,468,945 shares of common stock issued and outstanding)	$17.74
Maximum sales charge (5.50% of offering price)	1.03

Maximum offering price to public	$18.77

Class B
Net asset value, offering price and redemption price per share ($24,409,948 ÷ 1,425,424 shares of common stock issued and outstanding)	$17.12

Class C
Net asset value, offering price and redemption price per share ($12,703,978 ÷ 741,246 shares of common stock issued and outstanding)	$17.14

Class R
Net asset value, offering price and redemption price per share ($3,443 ÷ 195.5 shares of common stock issued and outstanding)	$17.61

Class Z
Net asset value, offering price and redemption price per share ($1,121,966 ÷ 62,572 shares of common stock issued and outstanding)	$17.93

See Notes to Financial Statements.

Prudential Asset Allocation Funds	31

Prudential Conservative Allocation Fund

Statement of Operations

Six Months Ended March 31, 2015 (Unaudited)

Net Investment Income
Affiliated dividend income	$2,441,126

Expenses
Management fee	148,457
Distribution fee—Class A	110,196
Distribution fee—Class B	197,731
Distribution fee—Class C	148,149
Distribution fee—Class R	368
Transfer agent’s fees and expenses (including affiliated expense of $19,500)	69,000
Registration fees	36,000
Custodian and accounting fees	35,000
Shareholders’ reports	18,000
Audit fee	11,000
Legal fees and expenses	9,000
Directors’ fees	8,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	6,443

Total expenses	798,344
Less: Distribution fee waiver—Class A	(18,366)
Distribution fee waiver—Class R	(123)

Net expenses	779,855

Net investment income	1,661,271

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain on investment transactions	2,458,608
Net capital gain distributions received	2,988,003

5,446,611

Net change in unrealized appreciation (depreciation) on investments	(2,295,101)

Net gain on investment transactions	3,151,510

Net Increase In Net Assets Resulting From Operations	$4,812,781

See Notes to Financial Statements.

32

Prudential Moderate Allocation Fund

Statement of Operations

Six Months Ended March 31, 2015 (Unaudited)

Net Investment Income
Affiliated dividend income	$2,393,183

Expenses
Management fee	181,432
Distribution fee—Class A	143,861
Distribution fee—Class B	256,402
Distribution fee—Class C	152,850
Distribution fee—Class R	690
Transfer agent’s fees and expenses (including affiliated expense of $33,700)	110,000
Custodian and accounting fees	35,000
Registration fees	34,000
Shareholders’ reports	22,000
Audit fee	11,000
Legal fees and expenses	9,000
Directors’ fees	8,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	6,819

Total expenses	972,054
Less: Distribution fee waiver—Class A	(23,977)
Distribution fee waiver—Class R	(230)

Net expenses	947,847

Net investment income	1,445,336

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain on investment transactions	5,363,999
Net capital gain distributions received	6,464,333

11,828,332

Net change in unrealized appreciation (depreciation) on investments	(5,809,264)

Net gain on investment transactions	6,019,068

Net Increase In Net Assets Resulting From Operations	$7,464,404

See Notes to Financial Statements.

Prudential Asset Allocation Funds	33

Prudential Growth Allocation Fund

Statement of Operations

Six Months Ended March 31, 2015 (Unaudited)

Net Investment Income
Affiliated dividend income	$1,011,505

Expenses
Management fee	97,867
Distribution fee—Class A	86,702
Distribution fee—Class B	132,995
Distribution fee—Class C	60,834
Distribution fee—Class R	13
Transfer agent’s fees and expenses (including affiliated expense of $28,800)	82,000
Custodian and accounting fees	35,000
Registration fees	33,000
Shareholders’ reports	20,000
Audit fee	11,000
Legal fees and expenses	9,000
Directors’ fees	8,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	6,555

Total expenses	583,966
Less: Expense subsidy	(58,773)
Distribution fee waiver—Class A	(14,450)
Distribution fee waiver—Class R	(4)

Net expenses	510,739

Net investment income	500,766

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	3,848,770
Net capital gain distributions received	4,710,906

8,559,676

Net change in unrealized appreciation (depreciation) on investments	(4,582,106)

Net gain on investment transactions	3,977,570

Net Increase In Net Assets Resulting From Operations	$4,478,336

See Notes to Financial Statements.

34

Prudential Conservative Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2015	Year Ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,661,271	$1,592,198
Net realized gain on investment transactions	2,458,608	2,976,130
Net capital gain distributions received	2,988,003	1,677,360
Net change in unrealized appreciation (depreciation) on investments	(2,295,101)	901,882

Net increase in net assets resulting from operations	4,812,781	7,147,570

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,036,756)	(1,099,908)
Class B	(407,770)	(407,131)
Class C	(304,671)	(228,514)
Class R	(1,239)	(982)
Class Z	(87,121)	(120,406)

	(1,837,557)	(1,856,941)

Distributions from net realized gains
Class A	(1,945,817)	(1,181,328)
Class B	(1,038,222)	(784,333)
Class C	(778,453)	(439,030)
Class R	(2,553)	(1,211)
Class Z	(149,793)	(116,617)

	(3,914,838)	(2,522,519)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	16,082,954	35,624,815
Net asset value of shares issued in reinvestment of dividends and distributions	5,225,160	3,963,058
Cost of shares reacquired	(15,235,821)	(31,323,168)

Net increase in net assets from Fund share transactions	6,072,293	8,264,705

Total increase	5,132,679	11,032,815

Net Assets:
Beginning of period	147,546,281	136,513,466

End of period(a)	$152,678,960	$147,546,281

(a) Includes undistributed net investment income of:	$74,415	$250,701

See Notes to Financial Statements.

Prudential Asset Allocation Funds	35

Prudential Moderate Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2015	Year Ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,445,336	$1,162,188
Net realized gain on investment transactions	5,363,999	5,778,560
Net capital gain distributions received	6,464,333	3,547,616
Net change in unrealized appreciation (depreciation) on investments	(5,809,264)	2,094,064

Net increase in net assets resulting from operations	7,464,404	12,582,428

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,922,706)	(941,007)
Class B	(650,555)	(212,126)
Class C	(387,403)	(102,518)
Class R	(3,243)	(1,344)
Class Z	(77,547)	(36,515)

	(3,041,454)	(1,293,510)

Distributions from net realized gains
Class A	(3,284,805)	—
Class B	(1,752,393)	—
Class C	(1,043,543)	—
Class R	(6,312)	—
Class Z	(117,938)	—

	(6,204,991)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	12,239,837	29,216,856
Net asset value of shares issued in reinvestment of dividends and distributions	8,867,760	1,242,072
Cost of shares reacquired	(13,834,366)	(25,163,850)

Net increase in net assets from Fund share transactions	7,273,231	5,295,078

Total increase	5,491,190	16,583,996

Net Assets:
Beginning of period	180,387,021	163,803,025

End of period(a)	$185,878,211	$180,387,021

(a) Includes undistributed net investment income of:	$—	$508,916

See Notes to Financial Statements.

36

Prudential Growth Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2015	Year Ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$500,766	$145,051
Net realized gain on investment transactions	3,848,770	2,428,835
Net capital gain distributions received	4,710,906	2,578,231
Net change in unrealized appreciation (depreciation) on investments	(4,582,106)	2,927,627

Net increase in net assets resulting from operations	4,478,336	8,079,744

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,168,713)	(323,022)
Class B	(354,448)	—
Class C	(162,576)	—
Class R	(59)	(13)
Class Z	(31,954)	(9,432)

	(1,717,750)	(332,467)

Distributions from net realized gains
Class A	(481,196)	—
Class B	(224,704)	—
Class C	(103,065)	—
Class R	(28)	—
Class Z	(11,722)	—

	(820,715)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	5,398,654	14,023,338
Net asset value of shares issued in reinvestment of dividends and distributions	2,468,084	322,730
Cost of shares reacquired	(7,584,756)	(12,638,320)

Net increase in net assets from Fund share transactions	281,982	1,707,748

Total increase	2,221,853	9,455,025

Net Assets:
Beginning of period	97,560,119	88,105,094

End of period(a)	$99,781,972	$97,560,119

(a) Includes undistributed net investment income of:	$—	$141,821

See Notes to Financial Statements.

Prudential Asset Allocation Funds	37

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company was incorporated in Maryland on August 10, 1995 and consists of six series (“Fund” or “Funds”): Prudential Jennison Equity Opportunity Fund, Prudential Jennison Growth Fund and Prudential Asset Allocation Fund which are diversified funds and Prudential Conservative Allocation Fund (“Conservative Allocation Fund”), Prudential Moderate Allocation Fund (“Moderate Allocation Fund”) and Prudential Growth Allocation Fund (“Growth Allocation Fund”) which are non-diversified. These financial statements relate to the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund (collectively referred to as the “Allocation Funds”).

The Conservative Allocation Fund’s investment objective is current income and a reasonable level of capital appreciation. The Moderate Allocation Fund’s investment objective is capital appreciation and a reasonable level of current income. The Growth Allocation Fund’s investment objective is long-term capital appreciation. Each Allocation Fund seeks to achieve its objective by investing in a combination of mutual funds in the Prudential mutual fund family (each, an underlying fund). Each Fund in the Allocation Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Allocation Funds may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

Note 1. Accounting Policies

The Allocation Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Company and the Allocation Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Allocation Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation

38

Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Allocation Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each of the Allocation Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolios of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Prudential Asset Allocation Funds	39

Notes to Financial Statements

(Unaudited) continued

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of

40

discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual and such expenses exclude those of the underlying funds. Expenses on the underlying funds are reflected in the net asset values of those funds. The Company’s expenses are allocated to the respective portfolio on the basis of relative net assets except the expenses that are charged directly at the portfolio or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends will typically be distributed quarterly by the Conservative Allocation Fund and annually by the Moderate Allocation Fund and the Growth Allocation Fund. Each Allocation Fund declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate taxpaying entity. It is each of the Allocation Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Allocation Funds with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Allocation Funds. In connection therewith,

Prudential Asset Allocation Funds	41

Notes to Financial Statements

(Unaudited) continued

QMA is obligated to keep certain books and records of the Allocation Funds. PI pays for the services of QMA, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Allocation Funds. The Allocation Funds bear all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .20% of each of the Allocation Funds’ average daily net assets.

The Allocation Funds have a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Allocation Funds. The Allocation Funds compensate PIMS for distributing and servicing the Allocation Funds’ Class A, B, C and R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Allocation Funds.

Pursuant to the Class A, B, C and R Plans, the Allocation Funds compensate PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through January 31, 2016 to limit such expenses to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PI has contractually agreed to limit the net annual operating expenses (exclusive of taxes, interest, brokerage commissions, non-routine expenses, distribution and service (12b-1) fees and underlying fund fees and expenses) of each class of shares of the Allocation Funds to .50% of each Allocation Funds’ average daily net assets.

PIMS has advised the Allocation Funds of its receipt of front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2015. These amounts were as follows:

Fund	Class A
Conservative Allocation Fund	$154,533
Moderate Allocation Fund	169,982
Growth Allocation Fund	139,873

From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

42

PIMS has advised the Allocation Funds of its receipt of contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders for the six months ended March 31, 2015. These amounts were as follows:

Fund	Class A	Class B	Class C
Conservative Allocation Fund	$46	$20,242	$1,878
Moderate Allocation Fund	59	23,449	2,956
Growth Allocation Fund	—	13,057	1,370

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Allocation Funds invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Investments in Affiliated Issuers

A summary of cost of purchases and proceeds of sales of shares of affiliated registered investment companies, other than short-term investments, for the six months ended March 31, 2015 is presented as follows:

Conservative Allocation Fund:

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Absolute Return Bond Fund (Class Q)	$8,923,730	$480,034	$—	$(1,650,000)	$134,321	$—	$7,668,399
Prudential Global Real Estate Fund (Class Q)	8,841,040	309,681	—	(2,375,000)	204,682	—	7,569,316

Prudential Asset Allocation Funds	43

Notes to Financial Statements

(Unaudited) continued

Conservative Allocation Fund (cont’d):

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Government Income Fund (Class Z)	$9,026,258	$420,782	$—	$(435,000)	$60,780	$—	$9,230,389
Prudential High Yield Fund (Class Q)	2,977,827	193,310	—	(45,000)	98,297	—	3,090,080
Prudential International Equity Fund (Class Z)	9,347,896	1,350,352	—	(385,000)	245,352	—	9,829,932
Prudential Jennison 20/20 Focus Fund (Class Q)	1,479,329	209,636	—	(80,000)	—	134,636	1,531,275
Prudential Jennison Equity Opportunity Fund (Class Q)	—	409,015	2,998,103	(200,000)	13,458	250,557	3,060,266
Prudential Jennison Equity Opportunity Fund (Class Z)	2,951,141	15,000	(2,998,103)	(50,000)	—	—	—
Prudential Jennison Growth Fund (Class Z)	750,064	211,448	—	(80,000)	—	36,448	913,511
Prudential Jennison International Opportunities Fund (Class Z)	6,303,817	360,000	—	(510,000)	—	—	6,547,739
Prudential Jennison Market Neutral Fund (Class Z)	2,952,181	—	—	(2,884,053)	—	—	—
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	4,412,666	2,098,994	—	(665,000)	—	428,994	6,094,624
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	296,199	—	—	—	—	—	224,440
Prudential Jennison Small Company Fund, Inc. (Class Q)	2,894,157	749,310	—	(455,000)	18,484	405,827	3,064,514
Prudential Jennison Value Fund (Class Q)	3,100,816	313,114	—	(1,635,000)	27,633	210,481	1,534,136
Prudential Large-Cap Core Equity Fund (Class Z)	7,380,869	2,100,913	—	(2,135,000)	64,854	541,059	7,295,941

44

Conservative Allocation Fund (cont’d):

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Long-Short Equity Fund (Class Z)	$—	$3,799,054	$—	$—	$—	$—	$3,816,457
Prudential Mid-Cap Value Fund (Class Q)	4,567,082	369,194	—	(445,000)	42,722	241,472	4,602,668
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	37,063,357	4,620,221	—	(1,150,000)	1,038,015	—	40,082,965
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	7,416,998	240,423	—	(6,880,000)	65,454	—	769,819
Prudential Small-Cap Value Fund (Class Q)	2,330,811	560,629	—	(579,000)	31,460	239,169	2,327,430
Prudential Strategic Value Fund (Class Z)	6,915,543	711,387	—	(575,000)	53,054	475,333	6,722,573
Prudential Total Return Bond Fund (Class Q)	16,306,959	10,027,637	—	(1,520,000)	341,311	24,027	25,242,853

Total	$146,238,740	$29,550,134	—	$(24,733,053)	$2,439,877	$2,988,003	$151,219,327

Moderate Allocation Fund:

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Absolute Return Bond Fund (Class Q)	$9,086,908	$500,820	$—	$(3,885,000)	$125,084	$—	$5,609,649
Prudential Global Real Estate Fund (Class Q)	10,825,535	274,795	—	(2,825,000)	249,795	—	9,245,104
Prudential Government Income Fund (Class Z)	3,640,825	149,503	—	(210,000)	24,502	—	3,668,963
Prudential High Yield Fund (Class Q)	1,817,698	110,585	—	—	60,584	—	1,905,715
Prudential International Equity Fund (Class Z)	17,209,564	2,266,994	—	(675,000)	456,994	—	17,888,245

Prudential Asset Allocation Funds	45

Notes to Financial Statements

(Unaudited) continued

Moderate Allocation Fund (cont’d):

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Jennison 20/20 Focus Fund (Class Q)	$3,622,334	$404,404	$—	$(140,000)	$—	$329,404	$3,695,882
Prudential Jennison Equity Opportunity Fund (Class Q)	—	826,892	7,345,976	(370,000)	32,974	613,917	7,440,986
Prudential Jennison Equity Opportunity Fund (Class Z)	7,210,930	65,000	(7,345,976)	(130,000)	—	—	—
Prudential Jennison Growth Fund (Class Z)	1,815,125	199,270	—	(50,000)	—	89,270	2,037,647
Prudential Jennison International Opportunities Fund (Class Z)	11,521,545	910,000	—	(1,065,000)	—	—	12,083,692
Prudential Jennison Market Neutral Fund (Class Z)	5,421,410	—	—	(5,296,301)	—	—	—
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	8,993,276	3,743,400	—	(1,145,000)	—	878,400	12,063,349
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	360,585	95,000	—	—	—	—	365,333
Prudential Jennison Small Company Fund, Inc. (Class Q)	7,143,800	1,359,107	—	(1,630,000)	45,484	998,623	6,516,155
Prudential Jennison Value Fund (Class Q)	7,378,010	696,499	—	(2,875,000)	66,322	505,177	4,644,417
Prudential Large-Cap Core Equity Fund (Class Z)	13,537,832	4,293,335	—	(3,745,000)	118,095	985,240	14,061,826
Prudential Long-Short Equity Fund (Class Z)	—	6,446,301	—	—	—	—	6,475,910
Prudential Mid-Cap Value Fund (Class Q)	11,893,036	1,723,825	—	(930,000)	111,816	632,009	13,018,234

46

Moderate Allocation Fund (cont’d):

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	$22,328,722	$3,252,197	$—	$(945,000)	$625,842	$—	$24,363,909
Prudential Small-Cap Value Fund (Class Q)	3,747,584	842,595	—	(1,745,000)	50,869	386,726	2,823,009
Prudential Strategic Value Fund (Class Z)	14,787,137	1,750,200	—	(770,000)	113,983	1,021,217	15,061,807
Prudential Total Return Bond Fund (Class Q)	16,334,271	5,596,979	—	(1,295,000)	310,299	24,350	21,042,430

Total	$178,676,127	$35,507,701	$—	$(29,726,301)	$2,392,643	$6,464,333	$184,012,262

Growth Allocation Fund:

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Absolute Return Bond Fund (Class Q)	$997,178	$30,945	$—	—	$15,865	$—	$1,018,895
Prudential Global Real Estate Fund (Class Q)	5,869,218	163,676	—	(1,590,000)	133,676	—	4,969,750
Prudential Government Income Fund (Class Z)	9,399	32	—	(9,648)	36	—	—
Prudential International Equity Fund (Class Z)	14,500,215	2,197,171	—	(675,000)	387,171	—	15,253,253
Prudential Jennison 20/20 Focus Fund (Class Q)	2,935,879	323,984	—	(100,000)	—	268,984	3,003,062
Prudential Jennison Equity Opportunity Fund (Class Q)	—	616,633	7,002,357	(245,000)	31,432	585,201	7,019,016
Prudential Jennison Equity Opportunity Fund (Class Z)	6,837,095	45,000	(7,002,357)	(70,000)	—	—	—
Prudential Jennison Growth Fund (Class Z)	980,822	1,008,832	—	(90,000)	—	48,832	1,995,961

Prudential Asset Allocation Funds	47

Notes to Financial Statements

(Unaudited) continued

Growth Allocation Fund (cont’d):

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Jennison International Opportunities Fund (Class Z)	$9,665,122	$715,000	$—	$(830,000)	$—	$—	$10,156,553
Prudential Jennison Market Neutral Fund (Class Z)	3,914,927	—	—	(3,824,582)	—	—	—
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	4,876,585	1,923,760	—	(550,000)	—	478,760	6,503,750
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	186,507	—	—	—	—	—	141,323
Prudential Jennison Small Company Fund, Inc. (Class Q)	4,380,974	1.074,296	—	(750,000)	27,850	611,446	4,520,111
Prudential Jennison Value Fund (Class Q)	5,963,183	547,698	—	(1,585,000)	53,696	409,002	4,504,075
Prudential Large-Cap Core Equity Fund (Class Z)	10,581,823	1,793,187	—	(1,830,000)	90,785	757,401	10,487,908
Prudential Long-Short Equity Fund (Class Z)	—	4,499,582	—	—	—	—	4,520,097
Prudential Mid-Cap Value Fund (Class Q)	6,364,626	434,757	—	(435,000)	60,094	339,663	6,517,561
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	581,789	36,744	—	—	16,708	—	611,178
Prudential Small-Cap Value Fund (Class Q)	4,359,287	828,258	—	(1,640,000)	59,083	449,175	3,527,962
Prudential Strategic Value Fund (Class Z)	10,953,257	1,127,826	—	(505,000)	84,626	758,200	11,045,889
Prudential Total Return Bond Fund (Class Q)	2,778,849	1,039,589	—	(720,000)	50,303	4,242	3,164,795

Total	$96,736,735	$18,406,970	$—	$(15,449,230)	$1,011,325	$4,710,906	98,961,139

48

Note 5. Tax Information

The United States federal income tax basis and net unrealized appreciation of the Funds’ investments as of March 31, 2015 were as follows:

Fund	Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
Conservative Allocation Fund	$132,115,434	$21,437,430	$(688,713)	$20,748,717
Moderate Allocation Fund	151,878,839	34,567,263	(663,034)	33,904,229
Growth Allocation Fund	78,247,795	22,220,978	(350,521)	21,870,457

The book basis may differ from tax basis due to certain tax related adjustments.

The Allocation Funds utilized capital loss carryforward to offset net taxable capital gains realized in the fiscal year ended September 30, 2014 of approximately:

Conservative Allocation Fund	$—
Moderate Allocation Fund	2,584,000
Growth Allocation Fund	3,557,000

The Growth Allocation Fund elected to treat late year ordinary losses of approximately $25,000 as having been incurred in the following fiscal year (September 30, 2015).

Management has analyzed the Allocation Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Allocation Funds’ financial statements for the current reporting period. The Allocation Fund’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Allocation Funds offer Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are

Prudential Asset Allocation Funds	49

Notes to Financial Statements

(Unaudited) continued

sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Allocation Funds to one or more other share classes of the Allocation Funds as presented in the table of transactions in shares of common stock.

There are 6.25 billion shares of $.001 par value of common stock of the Company authorized which are divided into six series. Each of the Allocation Funds, comprising three of the six series, has five classes, designated Class A, Class B, Class C, Class R and Class Z, which consists of 250 million, 250 million, 250 million, 100 million and 150 million authorized shares, respectively.

As of March 31, 2015, PI owned 264, 236 and 195 shares of Class R shares of the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund, respectively.

Transactions in shares of common stock were as follows:

Conservative Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2015:
Shares sold	726,523	$9,614,979
Shares issued in reinvestment of dividends and distributions	211,402	2,752,981
Shares reacquired	(564,404)	(7,451,311)

Net increase (decrease) in shares outstanding before conversion	373,521	4,916,649
Shares issued upon conversion from Class B	88,242	1,160,816
Shares reacquired upon conversion into Class Z	(33,915)	(447,916)

Net increase (decrease) in shares outstanding	427,848	$5,629,549

Year ended September 30, 2014:
Shares sold	1,411,129	$18,755,470
Shares issued in reinvestment of dividends and distributions	161,187	2,102,302
Shares reacquired	(1,195,485)	(15,791,891)

Net increase (decrease) in shares outstanding before conversion	376,831	5,065,881
Shares issued upon conversion from Class B	132,535	1,762,194
Shares reacquired upon conversion into Class Z	(24,345)	(326,822)

Net increase (decrease) in shares outstanding	485,021	$6,501,253

50

Class B	Shares	Amount
Six months ended March 31, 2015:
Shares sold	31,765	$416,818
Shares issued in reinvestment of dividends and distributions	99,217	1,287,909
Shares reacquired	(256,578)	(3,376,533)

Net increase (decrease) in shares outstanding before conversion	(125,596)	(1,671,806)
Shares reacquired upon conversion into Class A	(88,622)	(1,160,816)

Net increase (decrease) in shares outstanding	(214,218)	$(2,832,622)

Year ended September 30, 2014:
Shares sold	293,074	$3,845,246
Shares issued in reinvestment of dividends and distributions	81,225	1,054,415
Shares reacquired	(529,252)	(6,998,939)

Net increase (decrease) in shares outstanding before conversion	(154,953)	(2,099,278)
Shares reacquired upon conversion into Class A	(130,800)	(1,730,777)

Net increase (decrease) in shares outstanding	(285,753)	$(3,830,055)

Class C
Six months ended March 31, 2015:
Shares sold	384,711	$5,062,889
Shares issued in reinvestment of dividends and distributions	73,409	953,641
Shares reacquired	(244,464)	(3,213,040)

Net increase (decrease) in shares outstanding before conversion	213,656	2,803,490
Shares reacquired upon conversion into Class Z	(5,422)	(71,466)

Net increase (decrease) in shares outstanding	208,234	$2,732,024

Year ended September 30, 2014:
Shares sold	811,759	$10,704,324
Shares issued in reinvestment of dividends and distributions	44,318	575,374
Shares reacquired	(369,465)	(4,882,860)

Net increase (decrease) in shares outstanding before conversion	486,612	6,396,838
Shares reacquired upon conversion into Class Z	(16,665)	(218,420)

Net increase (decrease) in shares outstanding	469,947	$6,178,418

Class R
Six months ended March 31, 2015:
Shares sold	328	$4,333
Shares issued in reinvestment of dividends and distributions	290	3,792
Shares reacquired	(41)	(544)

Net increase (decrease) in shares outstanding	577	$7,581

Year ended September 30, 2014:
Shares sold	2,494	$33,279
Shares issued in reinvestment of dividends and distributions	168	2,193
Shares reacquired	(67)	(899)

Net increase (decrease) in shares outstanding	2,595	$34,573

Prudential Asset Allocation Funds	51

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended March 31, 2015:
Shares sold	74,036	$983,935
Shares issued in reinvestment of dividends and distributions	17,352	226,837
Shares reacquired	(90,180)	(1,194,393)

Net increase (decrease) in shares outstanding before conversion	1,208	16,379
Shares issued upon conversion from Class A and Class C	39,143	519,382

Net increase (decrease) in shares outstanding	40,351	$535,761

Year ended September 30, 2014:
Shares sold	171,947	$2,286,496
Shares issued in reinvestment of dividends and distributions	17,479	228,774
Shares reacquired	(276,522)	(3,648,579)

Net increase (decrease) in shares outstanding before conversion	(87,096)	(1,133,309)
Shares issued upon conversion from Class A and Class C	40,802	545,242
Shares reacquired upon conversion into Class A	(2,313)	(31,417)

Net increase (decrease) in shares outstanding	(48,607)	$(619,484)

Moderate Allocation Fund:

Class A
Six months ended March 31, 2015:
Shares sold	401,581	$6,043,039
Shares issued in reinvestment of dividends and distributions	344,014	5,084,521
Shares reacquired	(395,697)	(5,924,801)

Net increase (decrease) in shares outstanding before conversion	349,898	5,202,759
Shares issued upon conversion from Class B	196,180	2,932,199
Shares reacquired upon conversion into Class Z	(1,237)	(18,432)

Net increase (decrease) in shares outstanding	544,841	$8,116,526

Year ended September 30, 2014:
Shares sold	971,732	$14,507,141
Shares issued in reinvestment of dividends and distributions	62,105	912,948
Shares reacquired	(867,028)	(12,961,246)

Net increase (decrease) in shares outstanding before conversion	166,809	2,458,843
Shares issued upon conversion from Class B	258,704	3,896,636
Shares reacquired upon conversion into Class Z	(2,623)	(39,887)

Net increase (decrease) in shares outstanding	422,890	$6,315,592

52

Class B	Shares	Amount
Six months ended March 31, 2015:
Shares sold	30,222	$449,885
Shares issued in reinvestment of dividends and distributions	160,025	2,355,560
Shares reacquired	(267,818)	(4,003,045)

Net increase (decrease) in shares outstanding before conversion	(77,571)	(1,197,600)
Shares reacquired upon conversion into Class A	(197,712)	(2,932,199)

Net increase (decrease) in shares outstanding	(275,283)	$(4,129,799)

Year ended September 30, 2014:
Shares sold	371,424	$5,446,683
Shares issued in reinvestment of dividends and distributions	14,172	207,621
Shares reacquired	(465,147)	(6,916,095)

Net increase (decrease) in shares outstanding before conversion	(79,551)	(1,261,791)
Shares reacquired upon conversion into Class A	(260,799)	(3,896,636)

Net increase (decrease) in shares outstanding	(340,350)	$(5,158,427)

Class C
Six months ended March 31, 2015:
Shares sold	331,791	$4,935,305
Shares issued in reinvestment of dividends and distributions	83,637	1,230,302
Shares reacquired	(176,593)	(2,638,867)

Net increase (decrease) in shares outstanding before conversion	238,835	3,526,740
Shares reacquired upon conversion into Class Z	(9,950)	(150,161)

Net increase (decrease) in shares outstanding	228,885	$3,376,579

Year ended September 30, 2014:
Shares sold	547,590	$8,092,664
Shares issued in reinvestment of dividends and distributions	5,816	85,143
Shares reacquired	(310,604)	(4,608,321)

Net increase (decrease) in shares outstanding before conversion	242,802	3,569,486
Shares reacquired upon conversion into Class Z	(22,867)	(340,404)

Net increase (decrease) in shares outstanding	219,935	$3,229,082

Class R
Six months ended March 31, 2015:
Shares sold	435	$6,559
Shares issued in reinvestment of dividends and distributions	648	9,554
Shares reacquired	(15)	(221)

Net increase (decrease) in shares outstanding	1,068	$15,892

Year ended September 30, 2014:
Shares sold	953	$14,297
Shares issued in reinvestment of dividends and distributions	92	1,344
Shares reacquired	(128)	(1,886)

Net increase (decrease) in shares outstanding	917	$13,755

Prudential Asset Allocation Funds	53

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended March 31, 2015:
Shares sold	54,147	$805,049
Shares issued in reinvestment of dividends and distributions	12,717	187,823
Shares reacquired	(85,007)	(1,267,432)

Net increase (decrease) in shares outstanding before conversion	(18,143)	(274,560)
Shares issued upon conversion from Class A and Class C	11,077	168,593

Net increase (decrease) in shares outstanding	(7,066)	$(105,967)

Year ended September 30, 2014:
Shares sold	76,418	$1,156,071
Shares issued in reinvestment of dividends and distributions	2,384	35,016
Shares reacquired	(44,902)	(676,302)

Net increase (decrease) in shares outstanding before conversion	33,900	514,785
Shares issued upon conversion from Class A and Class C	25,353	380,291

Net increase (decrease) in shares outstanding	59,253	$895,076

Growth Allocation Fund:

Class A
Six months ended March 31, 2015:
Shares sold	230,636	$4,039,228
Shares issued in reinvestment of dividends and distributions	91,848	1,607,344
Shares reacquired	(266,669)	(4,660,126)

Net increase (decrease) in shares outstanding before conversion	55,815	986,446
Shares issued upon conversion from Class B	180,280	3,140,648
Shares reacquired upon conversion into Class Z	(766)	(13,632)

Net increase (decrease) in shares outstanding	235,329	$4,113,462

Year ended September 30, 2014:
Shares sold	496,573	$8,482,376
Shares issued in reinvestment of dividends and distributions	18,566	313,577
Shares reacquired	(414,769)	(7,110,179)

Net increase (decrease) in shares outstanding before conversion	100,370	1,685,774
Shares issued upon conversion from Class B	208,578	3,634,921
Shares reacquired upon conversion into Class Z	(3,969)	(68,655)

Net increase (decrease) in shares outstanding	304,979	$5,252,040

54

Class B	Shares	Amount
Six months ended March 31, 2015:
Shares sold	6,086	$103,175
Shares issued in reinvestment of dividends and distributions	33,804	571,972
Shares reacquired	(93,499)	(1,572,472)

Net increase (decrease) in shares outstanding before conversion	(53,609)	(897,325)
Shares reacquired upon conversion into Class A	(187,063)	(3,140,648)

Net increase (decrease) in shares outstanding	(240,672)	$(4,037,973)

Year ended September 30, 2014:
Shares sold	168,330	$2,742,870
Shares reacquired	(215,010)	(3,562,672)

Net increase (decrease) in shares outstanding before conversion	(46,680)	(819,802)
Shares reacquired upon conversion into Class A	(216,267)	(3,634,921)

Net increase (decrease) in shares outstanding	(262,947)	$(4,454,723)

Class C
Six months ended March 31, 2015:
Shares sold	69,595	$1,172,868
Shares issued in reinvestment of dividends and distributions	14,785	250,309
Shares reacquired	(49,169)	(831,309)

Net increase (decrease) in shares outstanding before conversion	35,211	591,868
Shares reacquired upon conversion into Class Z	(802)	(13,843)

Net increase (decrease) in shares outstanding	34,409	$578,025

Year ended September 30, 2014:
Shares sold	148,477	$2,446,365
Shares reacquired	(103,377)	(1,727,442)

Net increase (decrease) in shares outstanding before conversion	45,100	718,923
Shares reacquired upon conversion into Class Z	(12,325)	(204,258)

Net increase (decrease) in shares outstanding	32,775	$514,665

Class R
Six months ended March 31, 2015:
Shares issued in reinvestment of dividends and distributions	5.0	$87

Net increase (decrease) in shares outstanding	5.0	$87

Year ended September 30, 2014
Shares issued in reinvestment of dividends and distributions	0.9	$13

Net increase (decrease) in shares outstanding	0.9	$13

Prudential Asset Allocation Funds	55

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended March 31, 2015:
Shares sold	4,720	$83,383
Shares issued in reinvestment of dividends and distributions	2,172	38,372
Shares reacquired	(29,688)	(520,849)

Net increase (decrease) in shares outstanding before conversion	(22,796)	(399,094)
Shares issued upon conversion from Class A and Class C	1,526	27,475

Net increase (decrease) in shares outstanding	(21,270)	$(371,619)

Year ended September 30, 2014:
Shares sold	20,113	$351,727
Shares issued in reinvestment of dividends and distributions	536	9,140
Shares reacquired	(13,607)	(238,027)

Net increase (decrease) in shares outstanding before conversion	7,042	122,840
Shares issued upon conversion from Class A and Class C	15,716	272,913

Net increase (decrease) in shares outstanding	22,758	$395,753

Note 7. Borrowings

The Allocation Funds, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Allocation Funds did not utilize the SCA during the six months ended March 31, 2015.

Note 8. Dividends to Shareholders

Subsequent to the six months ended March 31, 2015, the Conservative Allocation Fund declared ordinary income dividends on April 8, 2015 to shareholders of record

56

on April 9, 2015. The ex-dividend date was April 10, 2015. The per share amounts declared were as follows:

Ordinary Income
Class A	$0.0657
Class B	0.0416
Class C	0.0416
Class R	0.0575
Class Z	0.0737

Note 9. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

Prudential Asset Allocation Funds	57

Prudential Conservative Allocation Fund

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31, 2015		Year Ended September 30,
			2014	2013(a)	2012(a)	2011(a)	2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.30		$13.03	$12.39	$11.20	$11.41	$10.64
Income (loss) from investment operations:
Net investment income	.17		.20	.22	.21	.23	.24
Net realized and unrealized gain (loss) on investment transactions	.28		.53	.70	1.21	(.21)	.77
Total from investment operations	.45		.73	.92	1.42	.02	1.01
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.22)	(.28)	(.23)	(.23)	(.24)
Distributions from net realized gains	(.35)		(.24)	-	-	-	-
Total dividends and distributions	(.54)		(.46)	(.28)	(.23)	(.23)	(.24)
Net asset value, end of period	$13.21		$13.30	$13.03	$12.39	$11.20	$11.41
Total Return(b):	3.45%		5.67%	7.52%	12.84%	.10%	9.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$77,462		$72,292	$64,535	$57,791	$53,890	$43,900
Average net assets (000)	$73,666		$66,510	$60,521	$56,264	$52,244	$39,798
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.71%	(d)	.71%	.72%	.75%	.75%	.75%
Expenses, before waivers and/or expense reimbursement	.76%	(d)	.76%	.77%	.81%	.82%	.85%
Net investment income	2.58%	(d)	1.48%	1.74%	1.80%	1.97%	2.21%
Portfolio turnover rate	19%	(e)	46%	25%	23%	16%	29%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

58

Class B Shares
	Six Months Ended March 31, 2015		Year Ended September 30,
			2014	2013(a)	2012(a)	2011(a)	2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.24		$12.98	$12.33	$11.15	$11.37	$10.60
Income (loss) from investment operations:
Net investment income	.12		.10	.13	.13	.15	.16
Net realized and unrealized gain (loss) on investment transactions	.28		.52	.70	1.20	(.22)	.77
Total from investment operations	.40		.62	.83	1.33	(.07)	.93
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.12)	(.18)	(.15)	(.15)	(.16)
Distributions from net realized gains	(.35)		(.24)	-	-	-	-
Total dividends and distributions	(.49)		(.36)	(.18)	(.15)	(.15)	(.16)
Net asset value, end of period	$13.15		$13.24	$12.98	$12.33	$11.15	$11.37
Total Return(b):	3.06%		4.82%	6.84%	11.96%	(.72)%	8.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,772		$40,863	$43,767	$43,162	$44,301	$50,082
Average net assets (000)	$39,655		$43,801	$43,407	$44,359	$51,101	$45,227
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.46%	(d)	1.46%	1.47%	1.50%	1.50%	1.50%
Expenses, before waivers and/or expense reimbursement	1.46%	(d)	1.46%	1.47%	1.51%	1.52%	1.55%
Net investment income	1.84%	(d)	.73%	1.01%	1.06%	1.27%	1.45%
Portfolio turnover rate	19%	(e)	46%	25%	23%	16%	29%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	59

Prudential Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended March 31, 2015		Year Ended September 30,
			2014	2013(a)	2012(a)	2011(a)	2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.24		$12.98	$12.34	$11.16	$11.37	$10.61
Income (loss) from investment operations:
Net investment income	.12		.10	.12	.13	.15	.16
Net realized and unrealized gain (loss) on investment transactions	.28		.52	.70	1.20	(.21)	.76
Total from investment operations	.40		.62	.82	1.33	(.06)	.92
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.12)	(.18)	(.15)	(.15)	(.16)
Distributions from net realized gains	(.35)		(.24)	-	-	-	-
Total dividends and distributions	(.49)		(.36)	(.18)	(.15)	(.15)	(.16)
Net asset value, end of period	$13.15		$13.24	$12.98	$12.34	$11.16	$11.37
Total Return(b):	3.06%		4.82%	6.75%	11.95%	(.63)%	8.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,271		$28,724	$22,055	$18,224	$20,380	$19,161
Average net assets (000)	$29,711		$26,250	$19,308	$18,095	$20,876	$17,097
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.46%	(d)	1.46%	1.47%	1.50%	1.50%	1.50%
Expenses, before waivers and/or expense reimbursement	1.46%	(d)	1.46%	1.47%	1.51%	1.52%	1.55%
Net investment income	1.81%	(d)	.69%	.98%	1.10%	1.25%	1.43%
Portfolio turnover rate	19%	(e)	46%	25%	23%	16%	29%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

60

Class R Shares
	Six Months Ended March 31, 2015		Year Ended September 30,
			2014	2013(a)	2012(a)	2011(a)	2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.34		$13.07	$12.42	$11.23	$11.45	$10.68
Income (loss) from investment operations:
Net investment income	.16		.17	.19	.17	.19	.21
Net realized and unrealized gain (loss) on investment transactions	.27		.53	.71	1.22	(.21)	.78
Total from investment operations	.43		.70	.90	1.39	(.02)	.99
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.19)	(.25)	(.20)	(.20)	(.22)
Distributions from net realized gains	(.35)		(.24)	-	-	-	-
Total dividends and distributions	(.52)		(.43)	(.25)	(.20)	(.20)	(.22)
Net asset value, end of period	$13.25		$13.34	$13.07	$12.42	$11.23	$11.45
Total Return(b):	3.30%		5.38%	7.32%	12.52%	(.23)%	9.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$102		$95	$59	$49	$74	$24
Average net assets (000)	$98		$76	$54	$42	$58	$19
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.96%	(d)	.96%	.97%	1.00%	1.00%	1.00%
Expenses, before waivers and/or expense reimbursement	1.21%	(d)	1.21%	1.22%	1.26%	1.27%	1.30%
Net investment income	2.33%	(d)	1.18%	1.48%	1.48%	1.58%	1.87%
Portfolio turnover rate	19%	(e)	46%	25%	23%	16%	29%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	61

Prudential Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended March 31, 2015		Year Ended September 30,
			2014	2013(a)	2012(a)	2011(a)	2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.36		$13.09	$12.44	$11.24	$11.46	$10.68
Income (loss) from investment operations:
Net investment income	.19		.22	.24	.24	.25	.27
Net realized and unrealized gain (loss) on investment transactions	.27		.54	.72	1.22	(.21)	.78
Total from investment operations	.46		.76	.96	1.46	.04	1.05
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.25)	(.31)	(.26)	(.26)	(.27)
Distributions from net realized gains	(.35)		(.24)	-	-	-	-
Total dividends and distributions	(.55)		(.49)	(.31)	(.26)	(.26)	(.27)
Net asset value, end of period	$13.27		$13.36	$13.09	$12.44	$11.24	$11.46
Total Return(b):	3.56%		5.90%	7.84%	13.17%	.26%	9.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,071		$5,572	$6,097	$3,960	$2,403	$1,078
Average net assets (000)	$5,735		$5,941	$5,492	$3,176	$1,632	$1,020
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.46%	(d)	.46%	.47%	.50%	.50%	.50%
Expenses, before waivers and/or expense reimbursement	.46%	(d)	.46%	.47%	.51%	.52%	.55%
Net investment income	2.85%	(d)	1.75%	1.90%	1.99%	2.15%	2.44%
Portfolio turnover rate	19%	(e)	46%	25%	23%	16%	29%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

62

Prudential Moderate Allocation Fund

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31, 2015(a)		Year Ended September 30,
			2014	2013(a)	2012(a)	2011(a)	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.17		$14.21	$12.80	$11.09	$11.41	$10.53
Income (loss) from investment operations:
Net investment income	.14		.15	.16	.14	.15	.15
Net realized and unrealized gain (loss) on investment transactions	.52		.97	1.49	1.73	(.32)	.84
Total from investment operations	.66		1.12	1.65	1.87	(.17)	.99
Less Dividends and Distributions:
Dividends from net investment income	(.31)		(.16)	(.24)	(.16)	(.15)	(.11)
Distributions from net realized gains	(.53)		-	-	-	-	-
Total dividends and distributions	(.84)		(.16)	(.24)	(.16)	(.15)	(.11)
Net asset value, end of period	$14.99		$15.17	$14.21	$12.80	$11.09	$11.41
Total Return(b):	4.38%		7.91%	13.13%	17.00%	(1.63)%	9.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$100,800		$93,752	$81,788	$70,155	$60,123	$60,514
Average net assets (000)	$96,171		$89,611	$74,440	$66,664	$65,266	$57,241
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.71%	(d)	.70%	.71%	.74%	.74%	.75%
Expenses, before waivers and/or expense reimbursement	.76%	(d)	.75%	.76%	.79%	.79%	.81%
Net investment income	1.93%	(d)	1.00%	1.22%	1.11%	1.20%	1.37%
Portfolio turnover rate	20%	(e)	35%	30%	27%	19%	28%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	63

Prudential Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended March 31, 2015(a)		Year Ended September 30,
			2014	2013(a)	2012(a)	2011(a)	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.04		$14.09	$12.69	$11.00	$11.32	$10.46
Income (loss) from investment operations:
Net investment income	.09		.04	.07	.05	.06	.06
Net realized and unrealized gain (loss) on investment transactions	.49		.97	1.48	1.71	(.32)	.83
Total from investment operations	.58		1.01	1.55	1.76	(.26)	.89
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.06)	(.15)	(.07)	(.06)	(.03)
Distributions from net realized gains	(.53)		-	-	-	-	-
Total dividends and distributions	(.72)		(.06)	(.15)	(.07)	(.06)	(.03)
Net asset value, end of period	$14.90		$15.04	$14.09	$12.69	$11.00	$11.32
Total Return(b):	3.91%		7.15%	12.35%	16.06%	(2.32)%	8.56%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48,561		$53,127	$54,574	$53,400	$54,580	$66,364
Average net assets (000)	$51,421		$56,302	$54,466	$55,362	$68,070	$60,124
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.46%	(d)	1.45%	1.46%	1.49%	1.49%	1.50%
Expenses, before waivers and/or expense reimbursement	1.46%	(d)	1.45%	1.46%	1.49%	1.49%	1.51%
Net investment income	1.18%	(d)	.28%	.51%	.40%	.48%	.59%
Portfolio turnover rate	20%	(e)	35%	30%	27%	19%	28%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

64

Class C Shares
	Six Months Ended March 31, 2015(a)		Year Ended September 30,
			2014	2013(a)	2012(a)	2011(a)	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.03		$14.08	$12.69	$10.99	$11.32	$10.46
Income (loss) from investment operations:
Net investment income	.09		.04	.06	.04	.05	.07
Net realized and unrealized gain (loss) on investment transactions	.50		.97	1.48	1.73	(.32)	.82
Total from investment operations	.59		1.01	1.54	1.77	(.27)	.89
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.06)	(.15)	(.07)	(.06)	(.03)
Distributions from net realized gains	(.53)		-	-	-	-	-
Total dividends and distributions	(.72)		(.06)	(.15)	(.07)	(.06)	(.03)
Net asset value, end of period	$14.90		$15.03	$14.08	$12.69	$10.99	$11.32
Total Return(b):	3.99%		7.15%	12.27%	16.16%	(2.41)%	8.56%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32,715		$29,564	$24,604	$19,485	$16,894	$17,202
Average net assets (000)	$30,654		$28,118	$21,933	$18,652	$18,569	$16,324
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.46%	(d)	1.45%	1.46%	1.49%	1.49%	1.50%
Expenses, before waivers and/or expense reimbursement	1.46%	(d)	1.45%	1.46%	1.49%	1.49%	1.51%
Net investment income	1.15%	(d)	.24%	.43%	.36%	.44%	.61%
Portfolio turnover rate	20%	(e)	35%	30%	27%	19%	28%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	65

Prudential Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended March 31, 2015(a)		Year Ended September 30,
			2014	2013(a)	2012(a)	2011(a)	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.11		$14.15	$12.76	$11.05	$11.37	$10.50
Income (loss) from investment operations:
Net investment income	.13		.11	.05	.13	.09	.13
Net realized and unrealized gain (loss) on investment transactions	.50		.97	1.55	1.71	(.29)	.82
Total from investment operations	.63		1.08	1.60	1.84	(.20)	.95
Less Dividends and Distributions:
Dividends from net investment income	(.27)		(.12)	(.21)	(.13)	(.12)	(.08)
Distributions from net realized gains	(.53)		-	-	-	-	-
Total dividends and distributions	(.80)		(.12)	(.21)	(.13)	(.12)	(.08)
Net asset value, end of period	$14.94		$15.11	$14.15	$12.76	$11.05	$11.37
Total Return(b):	4.21%		7.67%	12.74%	16.76%	(1.86)%	9.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$191		$177	$153	$7	$11	$2
Average net assets (000)	$185		$167	$15	$9	$5	$2
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.96%	(d)	.95%	.90%	.99%	.99%	1.00%
Expenses, before waivers and/or expense reimbursement	1.21%	(d)	1.20%	1.15%	1.24%	1.24%	1.26%
Net investment income	1.69%	(d)	.76%	.40%	1.08%	.71%	1.17%
Portfolio turnover rate	20%	(e)	35%	30%	27%	19%	28%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

66

Class Z Shares
	Six Months Ended March 31, 2015(a)		Year Ended September 30,
			2014	2013(a)	2012(a)	2011(a)	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.20		$14.23	$12.81	$11.10	$11.42	$10.54
Income (loss) from investment operations:
Net investment income	.16		.17	.21	.17	.17	.18
Net realized and unrealized gain (loss) on investment transactions	.52		.99	1.49	1.73	(.32)	.83
Total from investment operations	.68		1.16	1.70	1.90	(.15)	1.01
Less Dividends and Distributions:
Dividends from net investment income	(.35)		(.19)	(.28)	(.19)	(.17)	(.13)
Distributions from net realized gains	(.53)		-	-	-	-	-
Total dividends and distributions	(.88)		(.19)	(.28)	(.19)	(.17)	(.13)
Net asset value, end of period	$15.00		$15.20	$14.23	$12.81	$11.10	$11.42
Total Return(b):	4.50%		8.22%	13.48%	17.28%	(1.40)%	9.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,612		$3,767	$2,684	$3,052	$2,351	$2,087
Average net assets (000)	$3,501		$3,190	$2,874	$2,590	$2,198	$1,879
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.46%	(d)	.45%	.46%	.49%	.49%	.50%
Expenses, before waivers and/or expense reimbursement	.46%	(d)	.45%	.46%	.49%	.49%	.51%
Net investment income	2.18%	(d)	1.20%	1.57%	1.38%	1.43%	1.59%
Portfolio turnover rate	20%	(e)	35%	30%	27%	19%	28%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	67

Prudential Growth Allocation Fund

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31, 2015(a)		Year Ended September 30,
			2014(a)	2013(a)	2012(a)	2011(a)	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.41		$16.02	$13.58	$11.23	$11.62	$10.75
Income (loss) from investment operations:
Net investment income	.11		.08	.10	.05	.04	.04
Net realized and unrealized gain (loss) on investment transactions	.72		1.42	2.46	2.30	(.43)	.93
Total from investment operations	.83		1.50	2.56	2.35	(.39)	.97
Less Dividends and Distributions:
Dividends from net investment income	(.35)		(.11)	(.12)	-	-	(.10)
Distributions from net realized gains	(.15)		-	-	-	-	-
Total dividends and distributions	(.50)		(.11)	(.12)	-	-	(.10)
Net asset value, end of period	$17.74		$17.41	$16.02	$13.58	$11.23	$11.62
Total Return(b):	4.81%		9.37%	19.02%	20.93%	(3.36)%	9.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$61,543		$56,293	$46,911	$37,934	$30,888	$30,211
Average net assets (000)	$57,960		$52,609	$41,896	$35,571	$33,830	$29,037
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.75%	(d)	.75%	.75%	.75%	.75%	.75%
Expenses, before waivers and/or expense reimbursement	.92%	(d)	.90%	.92%	.99%	.99%	1.02%
Net investment income	1.31%	(d)	.46%	.65%	.41%	.29%	.41%
Portfolio turnover rate	23%	(e)	24%	23%	30%	20%	24%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

68

Class B Shares
	Six Months Ended March 31, 2015(a)		Year Ended September 30,
			2014(a)	2013(a)	2012(a)	2011(a)	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.76		$15.44	$13.10	$10.91	$11.38	$10.54
Income (loss) from investment operations:
Net investment income (loss)	.05		(.04)	(.01)	(.03)	(.05)	(.04)
Net realized and unrealized gain (loss) on investment transactions	.69		1.36	2.38	2.22	(.42)	.91
Total from investment operations	.74		1.32	2.37	2.19	(.47)	.87
Less Dividends and Distributions:
Dividends from net investment income	(.23)		-	(.03)	-	-	(.03)
Distributions from net realized gains	(.15)		-	-	-	-	-
Total dividends and distributions	(.38)		-	(.03)	-	-	(.03)
Net asset value, end of period	$17.12		$16.76	$15.44	$13.10	$10.91	$11.38
Total Return(b):	4.42%		8.55%	18.13%	20.07%	(4.13)%	8.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,410		$27,929	$29,785	$28,111	$27,713	$33,340
Average net assets (000)	$26,672		$30,822	$29,020	$29,094	$35,195	$32,262
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.50%	(d)	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses, before waivers and/or expense reimbursement	1.62%	(d)	1.60%	1.62%	1.69%	1.69%	1.72%
Net investment income (loss)	.59%	(d)	(.22)%	(.06)%	(.26)%	(.42)%	(.36)%
Portfolio turnover rate	23%	(e)	24%	23%	30%	20%	24%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	69

Prudential Growth Allocation Fund

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended March 31, 2015(a)		Year Ended September 30,
			2014(a)	2013(a)	2012(a)	2011(a)	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.78		$15.45	$13.11	$10.92	$11.39	$10.55
Income (loss) from investment operations:
Net investment income (loss)	.05		(.05)	(.01)	(.03)	(.06)	(.04)
Net realized and unrealized gain (loss) on investment transactions	.69		1.38	2.38	2.22	(.41)	.91
Total from investment operations	.74		1.33	2.37	2.19	(.47)	.87
Less Dividends and Distributions:
Dividends from net investment income	(.23)		-	(.03)	-	-	(.03)
Distributions from net realized gains	(.15)		-	-	-	-	-
Total dividends and distributions	(.38)		-	(.03)	-	-	(.03)
Net asset value, end of period	$17.14		$16.78	$15.45	$13.11	$10.92	$11.39
Total Return(b):	4.42%		8.61%	18.11%	20.05%	(4.13)%	8.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,704		$11,858	$10,416	$8,566	$8,182	$8,485
Average net assets (000)	$12,200		$11,625	$9,377	$8,756	$9,614	$8,334
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.50%	(d)	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses, before waivers and/or expense reimbursement	1.62%	(d)	1.60%	1.62%	1.69%	1.69%	1.72%
Net investment income (loss)	.55%	(d)	(.29)%	(.10)%	(.28)%	(.47)%	(.34)%
Portfolio turnover rate	23%	(e)	24%	23%	30%	20%	24%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

70

Class R Shares
	Six Months Ended March 31, 2015(a)		Year Ended September 30,
			2014(a)	2013(a)	2012(a)	2011(a)	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.27		$15.90	$13.48	$11.17	$11.58	$10.72
Income (loss) from investment operations:
Net investment income	.09		.04	.06	.03	.01	.02
Net realized and unrealized gain (loss) on investment transactions	.71		1.40	2.45	2.28	(.42)	.91
Total from investment operations	.80		1.44	2.51	2.31	(.41)	.93
Less Dividends and Distributions:
Dividends from net investment income	(.31)		(.07)	(.09)	-	-	(.07)
Distributions from net realized gains	(.15)		-	-	-	-	-
Total dividends and distributions	(.46)		(.07)	(.09)	-	-	(.07)
Net asset value, end of period	$17.61		$17.27	$15.90	$13.48	$11.17	$11.58
Total Return(b):	4.66%		9.07%	18.74%	20.68%	(3.54)%	8.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3		$3	$3	$3	$2	$2
Average net assets (000)	$3		$3	$3	$2	$2	$2
Ratios to average net assets(c)(d):
Expenses, after waivers and/or expense reimbursement	1.04%	(d)	.97%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers and/or expense reimbursement	1.34%	(d)	1.31%	1.37%	1.30%	1.44%	1.47%
Net investment income	1.00%	(d)	.25%	.40%	.22%	.11%	.15%
Portfolio turnover rate	23%	(e)	24%	23%	30%	20%	24%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	71

Prudential Growth Allocation Fund

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended March 31, 2015(a)		Year Ended September 30,
			2014(a)	2013(a)	2012(a)	2011(a)	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.61		$16.20	$13.73	$11.32	$11.69	$10.81
Income (loss) from investment operations:
Net investment income	.16		.11	.13	.06	.06	.15
Net realized and unrealized gain (loss) on investment transactions	.71		1.45	2.50	2.35	(.43)	.85
Total from investment operations	.87		1.56	2.63	2.41	(.37)	1.00
Less Dividends and Distributions:
Dividends from net investment income	(.40)		(.15)	(.16)	-	-	(.12)
Distributions from net realized gains	(.15)		-	-	-	-	-
Total dividends and distributions	(.55)		(.15)	(.16)	-	-	(.12)
Net asset value, end of period	$17.93		$17.61	$16.20	$13.73	$11.32	$11.69
Total Return(b):	4.95%		9.64%	19.31%	21.29%	(3.17)%	9.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,122		$1,477	$989	$1,112	$515	$345
Average net assets (000)	$1,300		$1,278	$1,071	$786	$448	$361
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.50%	(d)	.50%	.50%	.50%	.50%	.50%
Expenses, before waivers and/or expense reimbursement	.62%	(d)	.60%	.62%	.69%	.69%	.72%
Net investment income	1.77%	(d)	.62%	.84%	.49%	.43%	.87%
Portfolio turnover rate	23%	(e)	24%	23%	30%	20%	24%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

72

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Investment Portfolios, Inc., which is comprised of Prudential Balanced Fund, Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund, Prudential Conservative Allocation Fund, Prudential Jennison Equity Opportunity Fund and Prudential Jennison Growth Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

To elect twelve Directors:

	SHARES VOTED	% OF VOTED	% OF TOTAL
(a) Ellen S. Alberding;
FOR	95,100,802.626	98.280	55.055
WITHHELD	1,664,556.591	1.720	0.963

(b) Kevin J. Bannon;
FOR	95,146,900.682	98.328	55.082
WITHHELD	1,618,458.535	1.672	0.936

(c) Linda W. Bynoe;
FOR	95,140,861.216	98.322	55.078
WITHHELD	1,624,498.001	1.678	0.940

(d) Keith F. Hartstein;
FOR	95,133,836.925	98.314	55.074
WITHHELD	1,631,522.292	1.686	0.944

(e) Michael S. Hyland;
FOR	95,117,285.270	98.297	55.064
WITHHELD	1,648,073.947	1.703	0.954

(f) Stephen P. Munn;
FOR	95,030,269.772	98.207	55.014
WITHHELD	1,735,089.445	1.793	1.004

(g) James E. Quinn;
FOR	95,133,075.390	98.314	55.074
WITHHELD	1,632,283.827	1.686	0.944

(h) Richard A. Redeker;
FOR	95,042,171.501	98.220	55.021
WITHHELD	1,723,187.716	1.780	0.997

(i) Stephen G. Stoneburn;
FOR	95,055,450.417	98.233	55.029
WITHHELD	1,709,908.800	1.767	0.989

(j) Stuart S. Parker;
FOR	95,151,749.610	98.333	55.084
WITHHELD	1,613,609.607	1.667	0.934

Prudential Asset Allocation Funds	73

Results of Proxy Voting

(Unaudited) continued

	SHARES VOTED	% OF VOTED	% OF TOTAL
(k) Scott E. Benjamin; and
FOR	95,115,629.702	98.296	55.063
WITHHELD	1,649,729.515	1.704	0.955

(l) Grace C. Torres.
FOR	95,092,614.445	98.272	55.050
WITHHELD	1,672,744.772	1.728	0.968

The special meeting of shareholders of each of the Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014 and January 9, 2015 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on January 9, 2015, insufficient votes were obtained to approve the following proposals:

Prudential Growth Allocation Fund:

Proposal: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	313,842.924	9.870	5.513
AGAINST	26,299.953	0.828	0.462
ABSTAIN	25,213.538	0.792	0.443
BROKER NON-VOTE	2,814,612.002	88.510	49.446

TOTAL	3,179,968.417	100.000	55.864

Proposal: To approve a proposal to designate the Fund’s investment objective as a non-fundamental policy of the Fund.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	300,698.080	9.457	5.283
AGAINST	35,950.338	1.131	0.631
ABSTAIN	28,707.997	0.902	0.504
BROKER NON-VOTE	2,814,612.002	88.510	49.446

TOTAL	3,179,968.417	100.000	55.864

74

Prudential Moderate Allocation Fund:

Proposal: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	1,025,553.481	12.771	8.582
AGAINST	129,301.590	1.611	1.082
ABSTAIN	101,569.016	1.264	0.850
BROKER NON-VOTE	6,774,160.803	84.354	56.687

TOTAL	8,030,584.890	100.000	67.201

Proposal: To approve a proposal to designate the Fund’s investment objective as a non-fundamental policy of the Fund.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	1,002,483.167	12.484	8.389
AGAINST	145,706.912	1.815	1.219
ABSTAIN	108,234.008	1.347	0.905
BROKER NON-VOTE	6,774,160.803	84.354	56.688

TOTAL	8,030,584.890	100.000	67.201

Prudential Conservative Allocation Fund:

Proposal: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	1,058,500.980	12.961	9.545
AGAINST	72,292.519	0.886	0.652
ABSTAIN	138,728.752	1.698	1.251
BROKER NON-VOTE	6,897,680.466	84.455	62.204

TOTAL	8,167,202.717	100.000	73.652

Proposal: To approve a proposal to designate the Fund’s investment objective as a non-fundamental policy of the Fund.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	1,035,823.806	12.683	9.341
AGAINST	83,394.200	1.022	0.752
ABSTAIN	150,304.245	1.840	1.355
BROKER NON-VOTE	6,897,680.466	84.455	62.204

TOTAL	8,167,202.717	100.000	73.652

Prudential Asset Allocation Funds	75

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Funds has delegated to each Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus for each Fund contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Asset Allocation Funds, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL ASSET ALLOCATION FUNDS	NASDAQ	CUSIP		NASDAQ	CUSIP
Conservative Allocation (Class A)	JDUAX	74437E750	Moderate Allocation (Class R)	JMARX	74437E610
Conservative Allocation (Class B)	JDABX	74437E743	Moderate Allocation (Class Z)	JDMZX	74437E776
Conservative Allocation (Class C)	JDACX	74437E735	Growth Allocation (Class A)	JDAAX	74437E685
Conservative Allocation (Class R)	JDARX	74437E628	Growth Allocation (Class B)	JDGBX	74437E677
Conservative Allocation (Class Z)	JDAZX	74437E784	Growth Allocation (Class C)	JDGCX	74437E669
Moderate Allocation (Class A)	JDTAX	74437E727	Growth Allocation (Class R)	JGARX	74437E594
Moderate Allocation (Class B)	JDMBX	74437E719	Growth Allocation (Class Z)	JDGZX	74437E768
Moderate Allocation (Class C)	JDMCX	74437E693

MF194E2    0277418-00001-00

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item5	– Audit Committee of Listed Registrants – Not applicable.

Item6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item11	– Controls and Procedures

(a)    It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)    There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item12	– Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Investment Portfolios, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 19, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	May 19, 2015